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                             [LOGO OF NATIONWIDE(R)]


                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-7

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2003


                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO - 2929 - 12/03

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                             [LOGO OF NATIONWIDE(R)]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO APPEARS HERE]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-7.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 12, 2004

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-7. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-494-1132 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/fidelity for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 61. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 47, provide further disclosures about the variable account and its underlying contract provisions.

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                          NATIONWIDE VARIABLE ACCOUNT-7

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
      1,319,441 shares (cost $11,539,901) ....................................................   $    13,999,266

    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
      145,436 shares (cost $2,559,764) .......................................................         3,077,427

    AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
      8,934 shares (cost $93,136) ............................................................           113,550

    AIM VIF - International Growth Fund - Series II Shares (AIMIntGr2)
      100,628 shares (cost $1,480,057) .......................................................         1,606,018

    AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
      42,173 shares (cost $429,420) ..........................................................           508,601

    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
      17,292 shares (cost $311,972) ..........................................................           349,825

    AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
      91,961 shares (cost $1,543,300) ........................................................         1,852,101

    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
      360,249 shares (cost $6,561,412) .......................................................         7,788,574

    Alliance VPSF - AllianceBernstein International Value Portfolio - Class B (AlIntlValB)
      464,308 shares (cost $5,611,742) .......................................................         6,217,090

    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
      131,024 shares (cost $2,499,545) .......................................................         2,794,747

    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AlSmCapValB)
      747,342 shares (cost $8,191,746) .......................................................        10,806,561

    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      38,719 shares (cost $416,252) ..........................................................           507,612

    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
      10,948 shares (cost $228,543) ..........................................................           260,456

    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
      47,257 shares (cost $1,157,568) ........................................................         1,343,034

    Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)
      68,353 shares (cost $1,796,752) ........................................................         1,941,213

    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
      108,285 shares (cost $1,772,567) .......................................................         2,062,821

    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
      422,885 shares (cost $2,011,135) .......................................................         2,308,953

    Federated IS - Growth Strategies Fund II (FedGrStrat)
      21,278 shares (cost $321,450) ..........................................................           387,472

    Federated IS - High Income Bond Fund II-Service Shares (FedHiIncS)
      1,482,592 shares (cost $10,714,317) ....................................................   $    11,816,259

    Federated IS - International Equity Fund II (FedIntEq)
      12,716 shares (cost $131,292) ..........................................................           147,373

    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
      214,548 shares (cost $2,505,290) .......................................................         2,540,246

    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
      1,278,768 shares (cost $14,954,195) ....................................................        15,115,032

    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      2,183,278 shares (cost $50,221,019) ....................................................        50,608,389

    Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
      1,609,727 shares (cost $36,840,881) ....................................................        37,200,783

    Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
      1,928,586 shares (cost $39,961,213) ....................................................        44,280,330

    Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
      1,877,985 shares (cost $87,445,516) ....................................................        58,292,640

    Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
      1,637,942 shares (cost $76,192,878) ....................................................        50,645,158

    Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
      1,218,266 shares (cost $34,655,625) ....................................................        37,425,136

    Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
      6,684,134 shares (cost $37,752,377) ....................................................        46,454,729

    Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
      3,454,931 shares (cost $27,161,826) ....................................................        23,908,123

    Fidelity(R) VIP - High Income Portfolio - Service Class 2 (FidVIPHI2)
      2,998,220 shares (cost $19,046,935) ....................................................        20,597,774

    Fidelity(R) VIP - Money Market Portfolio - Initial Class (FidVIPMMkt)
      54,094,481 shares (cost $54,094,481) ...................................................        54,094,481

    Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      2,167,061 shares (cost $41,300,802) ....................................................        33,784,486

    Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
      891,975 shares (cost $12,917,140) ......................................................        13,852,366

    Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
      646,502 shares (cost $8,569,022) .......................................................        10,020,788

    Fidelity(R) VIP - Value Portfolio - Service Class (FidVIPVal)
      59,498 shares (cost $504,950) ..........................................................           644,959

    Fidelity(R) VIP - Value Portfolio - Service Class 2 (FidVIPVal2)
      145,670 shares (cost $1,330,404) .......................................................         1,573,239

    Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      718,128 shares (cost $10,725,463) ......................................................        10,384,137

    Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FidVIPAMS)
      549,375 shares (cost $8,719,758) .......................................................         7,894,512

    Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2 (FidVIPAM2)
      366,302 shares (cost $5,213,066) .......................................................         5,227,127

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class (FidVIPAMGr)
      540,257 shares (cost $7,871,695) .......................................................   $     6,661,366

    Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class (FidVIPAMGrS)
      390,046 shares (cost $5,732,427) .......................................................         4,778,066

    Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2 (FidVIPAMGrS2)
      282,585 shares (cost $3,574,921) .......................................................         3,444,711

    Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
      3,003,804 shares (cost $74,758,125) ....................................................        69,477,979

    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
      2,028,452 shares (cost $49,606,227) ....................................................        46,776,113

    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
      1,769,790 shares (cost $35,566,754) ....................................................        40,581,276

    Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
      792,993 shares (cost $113,939,422) .....................................................       100,020,261

    Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class (FidVIPIGBd)
      6,377,918 shares (cost $83,426,803) ....................................................        87,058,581

    Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FidVIPAgGrS)
      28,290 shares (cost $206,664) ..........................................................           224,053

    Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2 (FidVIPAgGr2)
      345,109 shares (cost $2,259,606) .......................................................         2,702,202

    Fidelity(R) VIP III - Balanced Portfolio - Initial Class (FidVIPBal)
      4,160,688 shares (cost $59,391,417) ....................................................        57,750,349

    Fidelity(R) VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
      1,368,406 shares (cost $19,405,435) ....................................................        18,897,690

    Fidelity(R) VIP III - Balanced Portfolio - Service Class 2 (FidVIPBal2)
      762,166 shares (cost $10,218,564) ......................................................        10,479,784

    Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class (FidVIPDyCapS)
      97,360 shares (cost $615,057) ..........................................................           687,364

    Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2 (FidVIPDyCap2)
      553,863 shares (cost $3,363,333) .......................................................         3,888,118

    Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class (FidVIPGrIn)
      2,446,325 shares (cost $37,121,700) ....................................................        32,438,273

    Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FidVIPGrInS)
      2,785,090 shares (cost $43,197,154) ....................................................        36,707,484

    Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2 (FidVIPGrIn2)
      1,496,124 shares (cost $19,155,628) ....................................................        19,584,268

    Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
      9,916,037 shares (cost $196,874,360) ...................................................       149,434,683

    Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
      2,637,806 shares (cost $57,045,905) ....................................................        39,725,357

    Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2 (FidVIPGrOp2)
      522,302 shares (cost $8,491,351) .......................................................         7,824,091

    Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class (FidVIPMCap)
      136,494 shares (cost $2,582,062) .......................................................   $     3,297,706

    Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
      891,865 shares (cost $17,259,103) ......................................................        21,493,957

    Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
      1,853,510 shares (cost $35,487,440) ....................................................        44,428,646

    Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
      22,020 shares (cost $211,119) ..........................................................           272,823

    Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
      521,579 shares (cost $6,001,481) .......................................................         6,493,654

    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
      70,071 shares (cost $984,174) ..........................................................         1,140,754

    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)
      19,345 shares (cost $200,483) ..........................................................           239,292

    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
      26,089 shares (cost $328,297) ..........................................................           385,331

    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II (GVITDMidCap2)
      399,706 shares (cost $4,919,994) .......................................................         5,887,670

    Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
      159,165 shares (cost $1,215,959) .......................................................         1,562,998

    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      2,652,291 shares (cost $32,589,913) ....................................................        32,172,288

    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
      1,206,820 shares (cost $10,861,405) ....................................................        12,659,540

    Gartmore GVIT ID Conservative Fund (GVITIDCon)
      3,430,624 shares (cost $34,239,490) ....................................................        35,404,044

    Gartmore GVIT ID Moderate Fund (GVITIDMod)
      10,308,710 shares (cost $96,538,466) ...................................................       108,653,803

    Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
      3,989,091 shares (cost $36,755) ........................................................        42,284,365

    Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
      4,215,903 shares (cost $40,759,572) ....................................................        44,182,667

    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      23,492,484 shares (cost $23,492,484) ...................................................        23,492,484

    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
      268,865 shares (cost $3,089,363) .......................................................         3,471,041

    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      23,065 shares (cost $212,687) ..........................................................           266,635

    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
      531,999 shares (cost $4,932,889) .......................................................         6,133,945

    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      20,788 shares (cost $372,489) ..........................................................           451,733

    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
      201,074 shares (cost $3,540,502) .......................................................         4,351,240

                                                                     (Continued)

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                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
      12,055 shares (cost $141,472) ..........................................................   $       150,567

    MFS(R) VIT - Investors Growth Series - Service Class (MFSInvGrS)
      511,038 shares (cost $3,863,769) .......................................................         4,379,597

    MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
      1,091,938 shares (cost $6,026,288) .....................................................         6,682,659

    MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
      354,230 shares (cost $4,025,639) .......................................................         4,906,092

    MFS(R) VIT - Value Series - Service Class (MFSValS)
      556,577 shares (cost $4,987,975) .......................................................         5,972,076

    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
      433,035 shares (cost $12,600,361) ......................................................        14,952,687

    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      16,869 shares (cost $326,997) ..........................................................           423,085

    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
      445,734 shares (cost $9,146,293) .......................................................        11,125,525

    Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
      154,776 shares (cost $1,220,394) .......................................................         1,332,617

    Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
      752,527 shares (cost $12,306,385) ......................................................        14,373,267

    Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class (OppMSSmCap)
      35,322 shares (cost $374,906) ..........................................................           474,727

    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
      2,937,464 shares (cost $13,856,235) ....................................................        15,069,192

    Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro)
      28,338 shares (cost $668,721) ..........................................................           735,650

    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
      23,109 shares (cost $482,913) ..........................................................           537,513

    Putnam VT International Equity Fund - IB Shares (PVTIntEq)
      25,834 shares (cost $269,081) ..........................................................           331,961

    Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
      17,798 shares (cost $230,362) ..........................................................           322,495

    STI Classic Variable Trust - Growth & Income Fund (STICVTGrInc)
      7,627 shares (cost $69,955) ............................................................            77,034

    STI Classic Variable Trust - International Equity Fund (STICVTInt)
      118 shares (cost $999) .................................................................             1,111

    STI Classic Variable Trust - Small Cap Value Equity Fund (STICVTSmCapVal)
      1,514 shares (cost $22,120) ............................................................            22,406

    STI Classic Variable Trust Capital Appreciation Fund (STICVTCapAp)
      9,659 shares (cost $141,795) ...........................................................           148,852

    STI Classic Variable Trust Mid-Cap Equity Fund (STICVTMidCap)
      9,587 shares (cost $93,141) ............................................................            98,075

    STI Classic Variable Trust Value Income Stock Fund (STICVTValInc)
      11,474 shares (cost $134,105) ..........................................................   $       144,571

    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
      1,192,966 shares (cost $11,508,490) ....................................................        14,017,346

    Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)
      248,583 shares (cost $5,203,320) .......................................................         6,015,720

    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
      17,524 shares (cost $199,723) ..........................................................           201,879

    Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
      54,446 shares (cost $790,782) ..........................................................           846,091

    VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2)
      168,437 shares (cost $1,481,845) .......................................................         1,647,313

    VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2)
      169,434 shares (cost $1,427,923) .......................................................         1,724,842

    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
      2,184,404 shares (cost $21,036,226) ....................................................        23,285,747
                                                                                                 ---------------
        Total investments ....................................................................     1,862,302,770

  Accounts receivable ........................................................................           181,580
                                                                                                 ---------------
        Total assets .........................................................................     1,862,484,350

Accounts payable .............................................................................                 -
                                                                                                 ---------------
Contract owners' equity (note 4) .............................................................   $ 1,862,484,350
                                                                                                 ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                          Total             AIMBValue2           AIMCapAp2           AIMCapDev
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $     27,000,330                   -                   -                   -
  Mortality and expense risk charges (note 2) ....        (19,995,195)           (126,781)            (27,091)               (714)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................          7,005,135            (126,781)            (27,091)               (714)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........      1,033,322,784           4,336,693             160,392               8,810
  Cost of mutual fund shares sold ................     (1,100,019,949)         (4,434,668)           (145,581)             (6,897)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........        (66,697,165)            (97,975)             14,811               1,913
  Change in unrealized gain (loss)
   on investments ................................        385,453,738           3,221,754             529,838              20,550
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............        318,756,573           3,123,779             544,649              22,463
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................          2,210,217                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $    327,971,925           2,996,998             517,558              21,749
                                                     ================    ================    ================    ================

                                                        AIMIntGr2           AIMMidCore           AIMPreEq            AIMPreEq2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              4,925                   -                 855               3,934
  Mortality and expense risk charges (note 2) ....            (14,175)             (3,468)             (1,948)            (17,853)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             (9,250)             (3,468)             (1,093)            (13,919)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          2,100,121              46,469              47,333              79,774
  Cost of mutual fund shares sold ................         (1,895,795)            (37,852)            (39,545)            (79,362)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........            204,326               8,617               7,788                 412
  Change in unrealized gain (loss)
   on investments ................................            135,402              76,110              37,249             312,124
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............            339,728              84,727              45,037             312,536
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -               2,930                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........            330,478              84,189              43,944             298,617
                                                     ================    ================    ================    ================

                                                         AlGrIncB           AlIntlValB          AlPremGrB           AlSmCapValB
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $         40,257              13,735                   -              37,436
  Mortality and expense risk charges (note 2) ....            (64,399)            (53,984)            (24,199)            (94,188)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            (24,142)            (40,249)            (24,199)            (56,752)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          1,346,193          20,088,886           1,397,518           1,775,220
  Cost of mutual fund shares sold ................         (1,233,170)        (18,883,766)         (1,325,066)         (1,924,804)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........            113,023           1,205,120              72,452            (149,584)
  Change in unrealized gain (loss)
   on investments ................................          1,359,604             587,414             348,408           2,805,570
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          1,472,627           1,792,534             420,860           2,655,986
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -              99,235
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $      1,448,485           1,752,285             396,661           2,698,469
                                                     ================    ================    ================    ================

                                                       DrySmCapIxS           DrySRGro            DryStkIx           DryStkIxS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                809                 254              12,773               8,197
  Mortality and expense risk charges (note 2) ....             (2,963)             (1,370)             (8,264)             (6,837)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             (2,154)             (1,116)              4,509               1,360
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........             38,227               3,667             120,772             304,337
  Cost of mutual fund shares sold ................            (30,161)             (3,126)           (108,007)           (289,283)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........              8,066                 541              12,765              15,054
  Change in unrealized gain (loss)
   on investments ................................             90,180              30,772             193,847             144,460
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............             98,246              31,313             206,612             159,514
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................              2,575                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........             98,667              30,197             211,121             160,874
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        FedAmLeadS           FedCapApS          FedGrStrat          FedHiIncS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $          5,408               2,450                   -             379,563
  Mortality and expense risk charges (note 2) ....            (11,616)            (15,468)             (2,462)            (99,709)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             (6,208)            (13,018)             (2,462)            279,854
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........             33,638             274,085              62,121           1,113,978
  Cost of mutual fund shares sold ................            (32,039)           (259,605)            (52,599)         (1,036,233)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........              1,599              14,480               9,522              77,745
  Change in unrealized gain (loss)
   on investments ................................            288,564             298,129              72,664           1,027,262
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............            290,163             312,609              82,186           1,105,007
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $        283,955             299,591              79,724           1,384,861
                                                     ================    ================    ================    ================

                                                         FedIntEq            FedQualBd          FedQualBdS            FidVIPEI
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                  -              45,918             240,563             848,979
  Mortality and expense risk charges (note 2) ....               (530)            (20,200)           (139,547)           (628,577)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................               (530)             25,718             101,016             220,402
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........             22,994             430,185           2,654,184           9,186,992
  Cost of mutual fund shares sold ................            (20,992)           (418,836)         (2,570,526)        (11,993,046)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........              2,002              11,349              83,658          (2,806,054)
  Change in unrealized gain (loss)
   on investments ................................             15,967              13,456              40,293          13,957,977
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............             17,969              24,805             123,951          11,151,923
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........             17,439              50,523             224,967          11,372,325
                                                     ================    ================    ================    ================

                                                        FidVIPEIS           FidVIPEI2            FidVIPGr           FidVIPGrS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        542,656             450,165             150,511              90,634
  Mortality and expense risk charges (note 2) ....           (316,328)           (414,597)           (748,482)           (452,558)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            226,328              35,568            (597,971)           (361,924)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          3,266,718           5,979,110          11,869,643           7,052,053
  Cost of mutual fund shares sold ................         (4,502,789)         (7,400,277)        (24,764,809)        (13,031,470)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........         (1,236,071)         (1,421,167)        (12,895,166)         (5,979,417)
  Change in unrealized gain (loss)
   on investments ................................          9,317,632          10,287,214          27,899,227          18,719,107
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          8,081,561           8,866,047          15,004,061          12,739,690
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $      8,307,889           8,901,615          14,406,090          12,377,766
                                                     ================    ================    ================    ================

                                                        FidVIPGr2            FidVIPHI           FidVIPHIS            FidVIPHI2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             34,404           3,110,988           1,533,440             799,762
  Mortality and expense risk charges (note 2) ....           (385,328)           (626,472)           (216,544)           (201,976)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................           (350,924)          2,484,516           1,316,896             597,786
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          9,863,728          16,648,965           3,508,656           1,560,168
  Cost of mutual fund shares sold ................        (16,084,699)        (16,133,072)         (6,210,401)         (2,091,518)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........         (6,220,971)            515,893          (2,701,745)           (531,350)
  Change in unrealized gain (loss)
   on investments ................................         14,969,786           7,148,924           6,316,245           3,263,451
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          8,748,815           7,664,817           3,614,500           2,732,101
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........          8,397,891          10,149,333           4,931,396           3,329,887
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        FidVIPMMkt           FidVIPOv            FidVIPOvS          FidVIPOvS2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        707,084             255,030              86,529              36,425
  Mortality and expense risk charges (note 2) ....           (898,692)           (401,952)           (113,326)           (193,252)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................           (191,608)           (146,922)            (26,797)           (156,827)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........         78,220,872           7,068,015           1,452,347         214,400,385
  Cost of mutual fund shares sold ................        (78,220,872)        (14,979,710)         (2,517,453)       (209,788,816)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........                  -          (7,911,695)         (1,065,106)          4,611,569
  Change in unrealized gain (loss)
   on investments ................................                  -          18,211,072           5,189,344           1,569,592
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............                  -          10,299,377           4,124,238           6,181,161
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $       (191,608)         10,152,455           4,097,441           6,024,334
                                                     ================    ================    ================    ================

                                                        FidVIPVal           FidVIPVal2           FidVIPAM            FidVIPAMS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              1,969               4,906             373,895             271,808
  Mortality and expense risk charges (note 2) ....             (5,527)            (18,209)           (142,277)            (76,226)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             (3,558)            (13,303)            231,618             195,582
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........            152,027             350,002           2,542,123           1,083,728
  Cost of mutual fund shares sold ................           (167,603)           (390,352)         (3,391,066)         (1,428,102)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........            (15,576)            (40,350)           (848,943)           (344,374)
  Change in unrealized gain (loss)
   on investments ................................            180,005             444,499           2,139,471           1,340,463
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............            164,429             404,149           1,290,528             996,089
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........            160,871             390,846           1,522,146           1,191,671
                                                     ================    ================    ================    ================

                                                        FidVIPAM2           FidVIPAMGr         FidVIPAMGrS         FidVIPAMGrS2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        170,015             188,466             129,321              89,521
  Mortality and expense risk charges (note 2) ....            (63,495)            (89,022)            (44,259)            (44,004)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            106,520              99,444              85,062              45,517
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........            475,076           1,269,507             550,899             591,574
  Cost of mutual fund shares sold ................           (589,927)         (1,901,125)           (881,832)           (801,934)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........           (114,851)           (631,618)           (330,933)           (210,360)
  Change in unrealized gain (loss)
   on investments ................................            747,828           1,768,191           1,135,740             806,593
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............            632,977           1,136,573             804,807             596,233
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $        739,497           1,236,017             889,869             641,750
                                                     ================    ================    ================    ================

                                                        FidVIPCon           FidVIPConS          FidVIPCon2          FidVIPI500
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            301,475             149,273              70,277           1,373,434
  Mortality and expense risk charges (note 2) ....           (873,641)           (408,497)           (368,906)         (1,105,563)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................           (572,166)           (259,224)           (298,629)            267,871
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........         10,573,508           4,608,756           5,571,764          17,967,539
  Cost of mutual fund shares sold ................        (12,693,118)         (6,315,363)         (7,196,298)        (25,124,610)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........         (2,119,610)         (1,706,607)         (1,624,534)         (7,157,071)
  Change in unrealized gain (loss)
   on investments ................................         17,562,571          11,969,571           9,212,137          28,638,162
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............         15,442,961          10,262,964           7,587,603          21,481,091
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........         14,870,795          10,003,740           7,288,974          21,748,962
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        FidVIPIGBd          FidVIPAgGrS         FidVIPAgGr2          FidVIPBal
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $      4,325,061                   -                   -           1,778,175
  Mortality and expense risk charges (note 2) ....         (1,267,050)             (1,794)            (25,641)           (824,973)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................          3,058,011              (1,794)            (25,641)            953,202
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........         52,323,476              19,968             569,827          13,980,055
  Cost of mutual fund shares sold ................        (48,627,741)            (23,963)           (550,950)        (13,687,108)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........          3,695,735              (3,995)             18,877             292,947
  Change in unrealized gain (loss)
   on investments ................................         (4,394,755)             54,248             516,119           7,493,702
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............           (699,020)             50,253             534,996           7,786,649
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................          1,521,781                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $      3,880,772              48,459             509,355           8,739,851
                                                     ================    ================    ================    ================

                                                        FidVIPBalS          FidVIPBal2         FidVIPDyCapS        FidVIPDyCap2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            503,326             253,019                   -                   -
  Mortality and expense risk charges (note 2) ....           (179,944)           (127,915)             (6,353)            (42,447)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            323,382             125,104              (6,353)            (42,447)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          2,192,235           1,006,059             180,396             988,091
  Cost of mutual fund shares sold ................         (2,734,454)         (1,156,128)           (184,079)         (1,146,557)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........           (542,219)           (150,069)             (3,683)           (158,466)
  Change in unrealized gain (loss)
   on investments ................................          2,966,694           1,482,067             150,109             885,974
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          2,424,475           1,331,998             146,426             727,508
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........          2,747,857           1,457,102             140,073             685,061
                                                     ================    ================    ================    ================

                                                        FidVIPGrIn         FidVIPGrInS          FidVIPGrIn2         FidVIPGrOp
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        385,825             395,620             162,511           1,194,913
  Mortality and expense risk charges (note 2) ....           (429,053)           (345,582)           (224,968)         (1,986,948)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            (43,228)             50,038             (62,457)           (792,035)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          5,762,599           4,718,866           4,278,010          31,321,082
  Cost of mutual fund shares sold ................         (7,351,338)         (6,734,471)         (5,751,596)        (43,617,031)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........         (1,588,739)         (2,015,605)         (1,473,586)        (12,295,949)
  Change in unrealized gain (loss)
   on investments ................................          7,651,222           8,928,294           4,978,859          48,131,477
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          6,062,483           6,912,689           3,505,273          35,835,528
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $      6,019,255           6,962,727           3,442,816          35,043,493
                                                     ================    ================    ================    ================

                                                       FidVIPGrOpS         FidVIPGrOp2          FidVIPMCap          FidVIPMCapS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            234,707              36,571              12,017              57,393
  Mortality and expense risk charges (note 2) ....           (360,132)            (89,130)            (36,215)           (181,296)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................           (125,425)            (52,559)            (24,198)           (123,903)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          4,876,480           1,418,852             844,267           4,862,554
  Cost of mutual fund shares sold ................         (8,753,758)         (2,279,137)           (854,931)         (4,920,247)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........         (3,877,278)           (860,285)            (10,664)            (57,693)
  Change in unrealized gain (loss)
   on investments ................................         13,080,347           2,665,236             935,848           6,008,009
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          9,203,069           1,804,951             925,184           5,950,316
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........          9,077,644           1,752,392             900,986           5,826,413
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        FidVIPMCap2         FidVIPValS         FidVIPValS2         FrVIPRisDiv
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $         72,661                   -                   -               6,280
  Mortality and expense risk charges (note 2) ....           (408,187)             (1,610)            (37,609)             (7,245)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................           (335,526)             (1,610)            (37,609)               (965)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          1,837,878              15,253           2,959,823              27,003
  Cost of mutual fund shares sold ................         (1,884,173)            (10,325)         (2,144,578)            (23,905)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........            (46,295)              4,928             815,245               3,098
  Change in unrealized gain (loss)
   on investments ................................         11,157,738              61,352             520,145             155,750
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............         11,111,443              66,280           1,335,390             158,848
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -               1,642              27,605              19,108
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $     10,775,917              66,312           1,325,386             176,991
                                                     ================    ================    ================    ================

                                                       FrVIPForSec         GVITDMidCapI        GVITDMidCap2        GVITEmMrkts2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              2,144               1,039              10,350               3,844
  Mortality and expense risk charges (note 2) ....             (1,226)             (2,283)            (39,408)            (10,955)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................                918              (1,244)            (29,058)             (7,111)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........              9,500              34,427             818,803             534,882
  Cost of mutual fund shares sold ................             (9,082)            (27,490)           (749,402)           (413,358)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........                418               6,937              69,401             121,524
  Change in unrealized gain (loss)
   on investments ................................             39,312              57,218             975,108             351,060
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............             39,730              64,155           1,044,509             472,584
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   2                  27                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........             40,648              62,913           1,015,478             465,473
                                                     ================    ================    ================    ================

                                                        GVITGvtBd           GVITIDAgg            GVITIDCon          GVITIDMod
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $      1,020,577              98,211             613,318           1,287,443
  Mortality and expense risk charges (note 2) ....           (397,136)            (83,371)           (298,061)           (840,022)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            623,441              14,840             315,257             447,421
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........         28,420,737             237,456           2,718,397             898,062
  Cost of mutual fund shares sold ................        (28,590,998)           (207,933)         (2,662,143)           (904,801)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........           (170,261)             29,523              56,254              (6,739)
  Change in unrealized gain (loss)
   on investments ................................           (425,589)          1,829,422           1,142,164          12,538,005
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............           (595,850)          1,858,945           1,198,418          12,531,266
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................             40,363             139,850             132,151              41,519
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $         67,954           2,013,635           1,645,826          13,020,206
                                                     ================    ================    ================    ================

                                                       GVITIDModAgg        GVITIDModCon          GVITMyMkt         GVITSmCapGr2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            379,722             704,600             155,461                   -
  Mortality and expense risk charges (note 2) ....           (308,365)           (388,615)           (324,242)            (29,477)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             71,357             315,985            (168,781)            (29,477)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........            590,315           3,611,657         332,691,909           2,526,207
  Cost of mutual fund shares sold ................           (665,500)         (3,511,453)       (332,691,909)         (2,317,243)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........            (75,185)            100,204                   -             208,964
  Change in unrealized gain (loss)
   on investments ................................          6,316,448           3,511,928                   -             492,909
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          6,241,263           3,612,132                   -             701,873
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -              71,045                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........          6,312,620           3,999,162            (168,781)            672,396
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                       GVITSmCapVal       GVITSmCapVal2         GVITSmComp          GVITSmComp2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $              -                   -                   -                   -
  Mortality and expense risk charges (note 2) ....             (1,255)            (36,109)             (2,250)            (33,340)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             (1,255)            (36,109)             (2,250)            (33,340)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........              3,138             649,700               6,588             938,158
  Cost of mutual fund shares sold ................             (2,361)           (532,515)             (5,524)           (894,956)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........                777             117,185               1,064              43,202
  Change in unrealized gain (loss)
   on investments ................................             53,931           1,222,044              79,611             944,449
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............             54,708           1,339,229              80,675             987,651
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $         53,453           1,303,120              78,425             954,311
                                                     ================    ================    ================    ================

                                                        JanRMgLgCap          MFSInvGrS         MFSMidCapGrS         MFSNewDiscS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                110                   -                   -                   -
  Mortality and expense risk charges (note 2) ....               (500)            (36,761)            (54,474)            (40,382)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................               (390)            (36,761)            (54,474)            (40,382)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........            116,044             106,570           2,937,077             254,347
  Cost of mutual fund shares sold ................           (111,832)           (113,654)         (2,428,933)           (269,136)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........              4,212              (7,084)            508,144             (14,789)
  Change in unrealized gain (loss)
   on investments ................................              9,094             585,360             741,240             978,875
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............             13,306             578,276           1,249,384             964,086
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........             12,916             541,515           1,194,910             923,704
                                                     ================    ================    ================    ================

                                                         MFSValS            OppCapApS            OppGlSec           OppGlSecS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $          5,053              19,994                 581              57,212
  Mortality and expense risk charges (note 2) ....            (48,065)           (122,562)             (2,159)           (116,018)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            (43,012)           (102,568)             (1,578)            (58,806)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          5,717,499           2,256,969               6,407          56,659,411
  Cost of mutual fund shares sold ................         (5,741,018)         (2,125,367)             (5,689)        (55,008,721)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........            (23,519)            131,602                 718           1,650,690
  Change in unrealized gain (loss)
   on investments ................................          1,015,609           2,518,821              97,047           2,080,536
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............            992,090           2,650,423              97,765           3,731,226
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $        949,078           2,547,855              96,187           3,672,420
                                                     ================    ================    ================    ================

                                                        OppHighInc          OppMSFundS          OppMSSmCap         OppStratBdS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             26,359              50,420                   -             366,540
  Mortality and expense risk charges (note 2) ....             (8,265)           (114,280)             (2,575)           (121,528)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             18,094             (63,860)             (2,575)            245,012
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........            198,213             217,090              19,096           1,204,317
  Cost of mutual fund shares sold ................           (175,657)           (252,727)            (18,637)         (1,124,271)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........             22,556             (35,637)                459              80,046
  Change in unrealized gain (loss)
   on investments ................................            104,810           2,336,203             102,148           1,061,891
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............            127,366           2,300,566             102,607           1,141,937
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........            145,460           2,236,706             100,032           1,386,949
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        PVTDiscGro           PVTGroInc           PVTIntEq           PVTSmCapVal
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $            607                   -               1,330                 626
  Mortality and expense risk charges (note 2) ....             (3,773)             (2,210)             (2,348)             (2,343)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             (3,166)             (2,210)             (1,018)             (1,717)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........             40,691              43,853              31,818              13,315
  Cost of mutual fund shares sold ................            (37,217)            (40,831)            (26,524)            (12,751)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........              3,474               3,022               5,294                 564
  Change in unrealized gain (loss)
   on investments ................................             71,414              54,600              62,910              99,085
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............             74,888              57,622              68,204              99,649
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $         71,722              55,412              67,186              97,932
                                                     ================    ================    ================    ================

                                                        STICVTGrInc         STICVTInt         STICVTSmCapVal       STICVTCapAp
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                248                   -                   1                   -
  Mortality and expense risk charges (note 2) ....               (208)                 (1)                 (8)               (422)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................                 40                  (1)                 (7)               (422)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........                285                   1                   8              10,501
  Cost of mutual fund shares sold ................               (268)                 (1)                 (7)             (9,876)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........                 17                   -                   1                 625
  Change in unrealized gain (loss)
   on investments ................................              7,079                 112                 286               7,057
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............              7,096                 112                 287               7,682
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........              7,136                 111                 280               7,260
                                                     ================    ================    ================    ================

                                                       STICVTMidCap        STICVTValInc           VKCom2              VKEmGr2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $            363                 744              51,237                   -
  Mortality and expense risk charges (note 2) ....               (270)               (453)           (114,667)            (55,233)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................                 93                 291             (63,430)            (55,233)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........              6,376               7,870           1,042,942             455,297
  Cost of mutual fund shares sold ................             (5,623)             (7,136)         (1,111,139)           (498,288)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........                753                 734             (68,197)            (42,991)
  Change in unrealized gain (loss)
   on investments ................................              4,934              10,466           2,671,557           1,001,099
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............              5,687              11,200           2,603,360             958,108
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $          5,780              11,491           2,539,930             902,875
                                                     ================    ================    ================    ================

                                                        VKCorPlus2         VKUSRealEst2         VISLgCapGr2        VISLgCapVal2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                  3                   -               1,169              10,519
  Mortality and expense risk charges (note 2) ....               (424)             (2,459)            (11,130)            (12,474)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................               (421)             (2,459)             (9,961)             (1,955)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........             15,548             120,737              36,147             182,789
  Cost of mutual fund shares sold ................            (15,695)           (114,110)            (36,057)           (176,100)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........               (147)              6,627                  90               6,689
  Change in unrealized gain (loss)
   on investments ................................              2,156              55,309             172,128             315,345
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............              2,009              61,936             172,218             322,034
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                 39                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........              1,627              59,477             162,257             320,079
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         VISModGr2
                                                     ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        144,382
  Mortality and expense risk charges (note 2) ....           (163,520)
                                                     ----------------
    Net investment income (loss) .................            (19,138)
                                                     ----------------

  Proceeds from mutual fund shares sold ..........            489,104
  Cost of mutual fund shares sold ................           (501,371)
                                                     ----------------
    Realized gain (loss) on investments ..........            (12,267)
  Change in unrealized gain (loss)
   on investments ................................          2,285,693
                                                     ----------------
    Net gain (loss) on investments ...............          2,273,426
                                                     ----------------
  Reinvested capital gains .......................            110,345
                                                     ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $      2,364,633
                                                     ================

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    Total                                 AIMBValue2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $      7,005,135          11,805,583            (126,781)            (31,493)
  Realized gain (loss) on investments ............        (66,697,165)       (144,638,134)            (97,975)            (76,623)
  Change in unrealized gain (loss)
   on investments ................................        385,453,738        (132,082,786)          3,221,754            (762,389)
  Reinvested capital gains .......................          2,210,217           3,150,025                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        327,971,925        (261,765,312)          2,996,998            (870,505)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................        409,609,130         221,044,118           5,095,609           4,922,856
  Transfers between funds ........................                  -                   -             124,465           2,466,050
  Redemptions (note 3) ...........................       (232,102,179)       (318,641,040)           (505,957)           (212,475)
  Annuity benefits ...............................           (278,292)           (261,777)                  -                   -
  Annual contract maintenance charges (note 2) ...           (126,314)           (147,457)                  -                   -
  Contingent deferred sales charges (note 2) .....         (4,060,878)         (4,713,352)            (13,046)             (3,461)
  Adjustments to maintain reserves ...............            118,308              (5,716)               (525)               (464)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................        173,159,775        (102,725,224)          4,700,546           7,172,506
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............        501,131,700        (364,490,536)          7,697,544           6,302,001
Contract owners' equity beginning of period of ...      1,361,352,650       1,725,843,186           6,302,001                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $  1,862,484,350       1,361,352,650          13,999,545           6,302,001
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................        136,514,842         142,510,521             800,468                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................        147,190,580          30,717,802           1,142,937             822,843
  Units redeemed .................................       (124,324,131)        (36,713,481)           (591,250)            (22,375)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................        159,381,291         136,514,842           1,352,155             800,468
                                                     ================    ================    ================    ================

                                                                  AIMCapAp2                               AIMCapDev
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (27,091)             (3,265)               (714)                (26)
  Realized gain (loss) on investments ............             14,811             (66,276)              1,913                  (5)
  Change in unrealized gain (loss)
   on investments ................................            529,838             (12,174)             20,550                (135)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            517,558             (81,715)             21,749                (166)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          1,680,099             735,669              80,484              20,703
  Transfers between funds ........................            252,930              98,631              (1,212)                  -
  Redemptions (note 3) ...........................            (71,709)            (50,770)             (7,508)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (2,872)                  -                (499)                  -
  Adjustments to maintain reserves ...............               (117)               (192)                 11                  (2)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          1,858,331             783,338              71,276              20,701
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          2,375,889             701,623              93,025              20,535
Contract owners' equity beginning of period ......            701,623                   -              20,535                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          3,077,512             701,623             113,560              20,535
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             91,797                   -               2,639                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            250,020              97,063               9,197               2,639
  Units redeemed .................................            (25,663)             (5,266)               (932)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            316,154              91,797              10,904               2,639
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  AIMIntGr2                               AIMMidCore
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         (9,250)               (413)             (3,468)               (486)
  Realized gain (loss) on investments ............            204,326              51,007               8,617              (2,056)
  Change in unrealized gain (loss)
   on investments ................................            135,402              (9,441)             76,110               3,071
  Reinvested capital gains .......................                  -                   -               2,930                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            330,478              41,153              84,189                 529
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            428,168             627,878             309,150             121,602
  Transfers between funds ........................            181,497             197,527                 710              38,448
  Redemptions (note 3) ...........................           (175,642)            (16,499)            (42,855)               (130)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (8,273)                (54)             (3,032)                  -
  Adjustments to maintain reserves ...............               (144)               (112)                 18                  (8)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            425,606             808,740             263,991             159,912
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            756,084             849,893             348,180             160,441
Contract owners' equity beginning of period ......            849,893                   -             160,441                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $      1,605,977             849,893             508,621             160,441
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             99,782                   -              18,668                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            280,994             101,737              33,049              18,683
  Units redeemed .................................           (232,354)             (1,955)             (4,718)                (15)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            148,422              99,782              46,999              18,668
                                                     ================    ================    ================    ================

                                                                   AIMPreEq                               AIMPreEq2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (1,093)                164             (13,919)               (100)
  Realized gain (loss) on investments ............              7,788                 102                 412             (55,167)
  Change in unrealized gain (loss)
   on investments ................................             37,249                 604             312,124              (3,322)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             43,944                 870             298,617             (58,589)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            203,207              49,735             689,139             765,753
  Transfers between funds ........................             65,978              34,052             131,503              58,983
  Redemptions (note 3) ...........................            (44,695)                  -             (30,217)             (2,042)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (3,260)                  -                (784)                (24)
  Adjustments to maintain reserves ...............                 21                   1                (167)               (112)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            221,251              83,788             789,474             822,558
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            265,195              84,658           1,088,091             763,969
Contract owners' equity beginning of period ......             84,658                   -             763,969                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            349,853              84,658           1,852,060             763,969
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             10,318                   -             104,098                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             30,196              10,318             115,251             104,355
  Units redeemed .................................             (5,254)                  -             (14,388)               (257)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             35,260              10,318             204,961             104,098
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   AlGrIncB                               AlIntlValB
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        (24,142)             (5,841)            (40,249)             (8,148)
  Realized gain (loss) on investments ............            113,023            (104,462)          1,205,120              33,772
  Change in unrealized gain (loss)
   on investments ................................          1,359,604            (132,442)            587,414              17,934
  Reinvested capital gains .......................                  -              26,724                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          1,448,485            (216,021)          1,752,285              43,558
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          4,556,508           2,206,537           2,523,341           1,567,669
  Transfers between funds ........................             (8,925)            177,676             361,732             211,075
  Redemptions (note 3) ...........................           (264,073)           (104,834)           (197,789)            (40,005)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (5,214)               (949)             (4,005)               (548)
  Adjustments to maintain reserves ...............                 (5)               (253)              4,298                 (38)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          4,278,291           2,278,177           2,687,577           1,738,153
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          5,726,776           2,062,156           4,439,862           1,781,711
Contract owners' equity beginning of period ......          2,062,156                   -           1,781,711                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $      7,788,932           2,062,156           6,221,573           1,781,711
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            256,388                   -             189,416                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            659,417             267,187           2,313,777             193,582
  Units redeemed .................................           (173,310)            (10,799)         (2,037,732)             (4,166)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            742,495             256,388             465,461             189,416
                                                     ================    ================    ================    ================

                                                                  AlPremGrB                              AISmCapValB
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (24,199)             (3,467)            (56,752)            (20,447)
  Realized gain (loss) on investments ............             72,452             (32,796)           (149,584)           (214,978)
  Change in unrealized gain (loss)
   on investments ................................            348,408             (53,206)          2,805,570            (190,756)
  Reinvested capital gains .......................                  -                   -              99,235               2,265
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            396,661             (89,469)          2,698,469            (423,916)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          1,549,719             718,677           3,865,057           3,315,374
  Transfers between funds ........................            105,971             203,331              54,157           1,832,019
  Redemptions (note 3) ...........................            (50,794)            (38,536)           (366,183)           (156,241)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (435)                  -              (9,612)             (2,075)
  Adjustments to maintain reserves ...............               (231)               (108)              9,973                 (52)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          1,604,230             883,364           3,553,392           4,989,025
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          2,000,891             793,895           6,251,861           4,565,109
Contract owners' equity beginning of period ......            793,895                   -           4,565,109                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          2,794,786             793,895          10,816,970           4,565,109
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            106,973                   -             504,456                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            385,399             111,265             634,601             519,317
  Units redeemed .................................           (183,042)             (4,292)           (279,333)            (14,861)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            309,330             106,973             859,724             504,456
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 DrySmCapIxS                               DrySRGro
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         (2,154)               (131)             (1,116)                 (9)
  Realized gain (loss) on investments ............              8,066                (413)                541                  17
  Change in unrealized gain (loss)
   on investments ................................             90,180               1,181              30,772               1,142
  Reinvested capital gains .......................              2,575                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             98,667                 637              30,197               1,150
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            313,016              99,555             186,314              45,485
  Transfers between funds ........................             24,466               8,114                   -                   -
  Redemptions (note 3) ...........................            (36,125)               (553)             (2,559)               (131)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (154)                  -                   -                   -
  Adjustments to maintain reserves ...............                  4                   2                   1                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            301,207             107,118             183,756              45,354
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            399,874             107,755             213,953              46,504
Contract owners' equity beginning of period ......            107,755                   -              46,504                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        507,629             107,755             260,457              46,504
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             13,134                   -               5,844                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             36,273              13,201              23,816               5,861
  Units redeemed .................................             (3,802)                (67)               (317)                (17)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             45,605              13,134              29,343               5,844
                                                     ================    ================    ================    ================

                                                                   DryStkIx                               DryStkIxS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................              4,509                 840               1,360                   -
  Realized gain (loss) on investments ............             12,765                 568              15,054                   -
  Change in unrealized gain (loss)
   on investments ................................            193,847              (8,380)            144,460                   -
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            211,121              (6,972)            160,874                   -
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            686,584             265,907           1,322,161                   -
  Transfers between funds ........................            219,068               5,000             517,035                   -
  Redemptions (note 3) ...........................            (37,027)                  -             (57,940)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (627)                  -                (917)                  -
  Adjustments to maintain reserves ...............                  1                 (14)                 (6)                  -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            867,999             270,893           1,780,333                   -
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,079,120             263,921           1,941,207                   -
Contract owners' equity beginning of period ......            263,921                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          1,343,041             263,921           1,941,207                   -
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             31,338                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            106,742              31,338             213,140                   -
  Units redeemed .................................             (8,922)                  -             (53,313)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            129,158              31,338             159,827                   -
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FedAmLeadS                              FedCapApS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         (6,208)               (528)            (13,018)               (654)
  Realized gain (loss) on investments ............              1,599                (443)             14,480                (752)
  Change in unrealized gain (loss)
   on investments ................................            288,564               1,690             298,129                (311)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            283,955                 719             299,591              (1,717)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          1,293,687             175,070           1,595,759             223,117
  Transfers between funds ........................            315,358              42,957             204,360              51,693
  Redemptions (note 3) ...........................            (47,468)               (842)            (62,683)               (299)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (534)                  -                (762)                  -
  Adjustments to maintain reserves ...............                (21)                 (5)                (17)                (32)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          1,561,022             217,180           1,736,657             274,479
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,844,977             217,899           2,036,248             272,762
Contract owners' equity beginning of period ......            217,899                   -             272,762                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $      2,062,876             217,899           2,309,010             272,762
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             27,004                   -              33,487                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            190,732              27,108             240,979              33,523
  Units redeemed .................................            (14,425)               (104)            (42,600)                (36)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            203,311              27,004             231,866              33,487
                                                     ================    ================    ================    ================

                                                                  FedGrStrat                              FedHiIncS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (2,462)               (336)            279,854              (8,588)
  Realized gain (loss) on investments ............              9,522                (311)             77,745             (49,351)
  Change in unrealized gain (loss)
   on investments ................................             72,664              (6,641)          1,027,262              74,680
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             79,724              (7,288)          1,384,861              16,741
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            243,626             126,429           6,335,736           2,100,936
  Transfers between funds ........................             (3,470)               (188)          1,435,469           1,537,756
  Redemptions (note 3) ...........................            (50,496)               (858)           (473,640)           (492,574)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -             (17,771)            (11,388)
  Adjustments to maintain reserves ...............                 33                 (14)              1,014                 144
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            189,693             125,369           7,280,808           3,134,874
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            269,417             118,081           8,665,669           3,151,615
Contract owners' equity beginning of period ......            118,081                   -           3,151,615                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            387,498             118,081          11,817,284           3,151,615
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             14,512                   -             317,116                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             25,312              14,631             895,686             354,926
  Units redeemed .................................             (5,420)               (119)           (223,108)            (37,810)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             34,404              14,512             989,694             317,116
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   FedIntEq                               FedQualBd
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $           (530)                (69)             25,718              (1,822)
  Realized gain (loss) on investments ............              2,002                (552)             11,349               2,783
  Change in unrealized gain (loss)
   on investments ................................             15,967                 114              13,456              21,499
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             17,439                (507)             50,523              22,460
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            107,005              23,422           2,193,695             862,690
  Transfers between funds ........................                 34                   -            (317,736)             21,909
  Redemptions (note 3) ...........................                (20)                  -            (111,838)           (180,339)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -              (1,119)                  -
  Adjustments to maintain reserves ...............                 (9)                 (3)                 16                 (13)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            107,010              23,419           1,763,018             704,247
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            124,449              22,912           1,813,541             726,707
Contract owners' equity beginning of period ......             22,912                   -             726,707                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        147,361              22,912           2,540,248             726,707
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................              2,956                   -              68,180                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             11,632               2,956             210,264              79,726
  Units redeemed .................................                 (3)                  -             (48,556)            (11,546)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             14,585               2,956             229,888              68,180
                                                     ================    ================    ================    ================

                                                                  FedQualBdS                               FidVIPEI
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            101,016             (11,107)            220,402             237,369
  Realized gain (loss) on investments ............             83,658              10,339          (2,806,054)         (4,160,281)
  Change in unrealized gain (loss)
   on investments ................................             40,293             120,544          13,957,977          (9,633,023)
  Reinvested capital gains .......................                  -                   -                   -           1,427,029
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            224,967             119,776          11,372,325         (12,128,906)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         11,984,996           2,422,346             633,971             707,182
  Transfers between funds ........................            174,084           1,113,779           1,358,494           3,741,161
  Redemptions (note 3) ...........................           (658,004)           (253,193)         (8,217,324)        (12,747,112)
  Annuity benefits ...............................                  -                   -              (9,146)            (24,000)
  Annual contract maintenance charges (note 2) ...                  -                   -              (7,397)             (8,389)
  Contingent deferred sales charges (note 2) .....             (6,330)             (7,545)            (65,109)           (159,889)
  Adjustments to maintain reserves ...............                740                 (45)                266              (1,579)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         11,495,486           3,275,342          (6,306,245)         (8,492,626)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         11,720,453           3,395,118           5,066,080         (20,621,532)
Contract owners' equity beginning of period ......          3,395,118                   -          45,542,745          66,164,277
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         15,115,571           3,395,118          50,608,825          45,542,745
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            317,535                   -           3,956,126           4,706,556
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          1,444,744             338,752             445,927             402,249
  Units redeemed .................................           (390,455)            (21,217)           (977,744)         (1,152,679)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          1,371,824             317,535           3,424,309           3,956,126
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPEIS                               FidVIPEI2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        226,328             285,571              35,568              61,037
  Realized gain (loss) on investments ............         (1,236,071)         (3,047,443)         (1,421,167)           (762,099)
  Change in unrealized gain (loss)
   on investments ................................          9,317,632          (5,605,347)         10,287,214          (5,189,714)
  Reinvested capital gains .......................                  -             941,345                   -             547,026
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          8,307,889          (7,425,874)          8,901,615          (5,343,750)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          1,329,249             442,150          11,352,122           9,850,741
  Transfers between funds ........................            507,895          (2,369,905)          1,909,237          (1,078,703)
  Redemptions (note 3) ...........................         (2,748,232)         (4,362,447)         (2,386,238)         (3,260,125)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (59,459)            (74,961)            (59,066)            (64,840)
  Adjustments to maintain reserves ...............                 21              (1,120)             (2,665)             (6,481)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................           (970,526)         (6,366,283)         10,813,390           5,440,592
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          7,337,363         (13,792,157)         19,715,005              96,842
Contract owners' equity beginning of period ......         29,863,633          43,655,790          24,567,597          24,470,755
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     37,200,996          29,863,633          44,282,602          24,567,597
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          3,205,774           3,845,772           3,060,579           2,498,838
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            368,120              44,987           2,431,981             733,508
  Units redeemed .................................           (459,913)           (684,985)         (1,191,851)           (171,767)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          3,113,981           3,205,774           4,300,709           3,060,579
                                                     ================    ================    ================    ================

                                                                   FidVIPGr                               FidVIPGrS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................           (597,971)           (846,472)           (361,924)           (501,985)
  Realized gain (loss) on investments ............        (12,895,166)        (18,033,860)         (5,979,417)        (11,026,499)
  Change in unrealized gain (loss)
   on investments ................................         27,899,227         (10,358,811)         18,719,107         (11,517,276)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         14,406,090         (29,239,143)         12,377,766         (23,045,760)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            954,075             993,018             450,290             694,903
  Transfers between funds ........................            (52,775)         (8,318,363)         (1,429,292)         (8,647,421)
  Redemptions (note 3) ...........................         (9,102,841)        (16,567,065)         (3,687,889)         (6,935,621)
  Annuity benefits ...............................            (39,129)            (45,994)             (4,557)                  -
  Annual contract maintenance charges (note 2) ...            (11,334)            (14,215)                  -                   -
  Contingent deferred sales charges (note 2) .....            (77,625)           (204,316)            (86,012)           (128,231)
  Adjustments to maintain reserves ...............             41,190              18,680               4,495                 351
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (8,288,439)        (24,138,255)         (4,752,965)        (15,016,019)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          6,117,651         (53,377,398)          7,624,801         (38,061,779)
Contract owners' equity beginning of period ......         52,204,646         105,582,044          43,021,685          81,083,464
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         58,322,297          52,204,646          50,646,486          43,021,685
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          4,940,777           6,886,634           4,896,367           6,382,836
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            538,709              80,874             319,655              69,381
  Units redeemed .................................         (1,260,918)         (2,026,731)           (829,210)         (1,555,850)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          4,218,568           4,940,777           4,386,812           4,896,367
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPGr2                                FidVIPHI
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $       (350,924)           (358,422)          2,484,516           4,522,443
  Realized gain (loss) on investments ............         (6,220,971)        (10,970,650)            515,893         (16,207,150)
  Change in unrealized gain (loss)
   on investments ................................         14,969,786          (1,467,048)          7,148,924          12,450,707
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          8,397,891         (12,796,120)         10,149,333             766,000
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          5,630,793           6,655,198             619,697             625,029
  Transfers between funds ........................           (685,171)         (2,988,168)          2,252,765           2,995,174
  Redemptions (note 3) ...........................         (2,244,183)         (4,221,831)         (9,370,444)        (12,199,989)
  Annuity benefits ...............................                  -                   -             (15,716)            (14,367)
  Annual contract maintenance charges (note 2) ...                  -                   -              (6,265)             (6,220)
  Contingent deferred sales charges (note 2) .....            (59,639)           (111,759)            (60,205)           (105,984)
  Adjustments to maintain reserves ...............            (11,237)             (9,810)             12,929               7,189
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          2,630,563            (676,370)         (6,567,239)         (8,699,168)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         11,028,454         (13,472,490)          3,582,094          (7,933,168)
Contract owners' equity beginning of period ......         26,394,901          39,867,391          42,884,168          50,817,336
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     37,423,355          26,394,901          46,466,262          42,884,168
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          5,078,891           5,230,827           5,320,080           6,430,955
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          2,681,652           1,822,571           1,483,546             468,729
  Units redeemed .................................         (2,256,619)         (1,974,507)         (2,209,126)         (1,579,604)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          5,503,924           5,078,891           4,594,500           5,320,080
                                                     ================    ================    ================    ================

                                                                  FidVIPHIS                               FidVIPHI2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................          1,316,896           2,212,304             597,786             860,807
  Realized gain (loss) on investments ............         (2,701,745)         (5,688,663)           (531,350)         (1,050,003)
  Change in unrealized gain (loss)
   on investments ................................          6,316,245           3,812,246           3,263,451             357,377
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          4,931,396             335,887           3,329,887             168,181
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            243,671             211,572           6,308,425           2,540,226
  Transfers between funds ........................          1,627,206          (1,515,864)          2,023,405            (469,916)
  Redemptions (note 3) ...........................         (2,244,254)         (3,035,416)         (1,073,659)         (1,237,551)
  Annuity benefits ...............................             (3,676)                  -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (46,516)            (62,139)            (32,492)            (30,524)
  Adjustments to maintain reserves ...............               (904)               (335)              4,113              (2,792)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................           (424,473)         (4,402,182)          7,229,792             799,443
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          4,506,923          (4,066,295)         10,559,679             967,624
Contract owners' equity beginning of period ......         19,402,091          23,468,386          10,042,551           9,074,927
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         23,909,014          19,402,091          20,602,230          10,042,551
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          2,867,219           3,557,526           1,469,078           1,355,214
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            542,496              33,654           1,399,360             159,634
  Units redeemed .................................           (599,457)           (723,961)           (464,160)            (45,770)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          2,810,258           2,867,219           2,404,278           1,469,078
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPMMkt                               FidVIPOv
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $       (191,608)            378,274            (146,922)           (210,336)
  Realized gain (loss) on investments ............                  -                   -          (7,911,695)         (8,084,387)
  Change in unrealized gain (loss)
   on investments ................................                  -                   -          18,211,072            (919,623)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           (191,608)            378,274          10,152,455          (9,214,346)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            963,873          10,429,298             425,969             513,353
  Transfers between funds ........................         (3,393,195)         22,319,248             396,311          (3,134,755)
  Redemptions (note 3) ...........................        (28,612,818)        (56,031,565)         (6,127,468)         (8,697,252)
  Annuity benefits ...............................            (21,116)            (14,585)             (5,724)             (6,330)
  Annual contract maintenance charges (note 2) ...             (5,169)             (5,969)             (5,875)             (7,542)
  Contingent deferred sales charges (note 2) .....           (307,260)           (684,574)            (36,850)            (84,398)
  Adjustments to maintain reserves ...............              3,576              21,654               9,192               3,735
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................        (31,372,109)        (23,966,493)         (5,344,445)        (11,413,189)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............        (31,563,717)        (23,588,219)          4,808,010         (20,627,535)
Contract owners' equity beginning of period ......         85,666,650         109,254,869          28,987,405          49,614,940
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     54,102,933          85,666,650          33,795,415          28,987,405
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          7,161,135           9,148,479           3,295,102           4,434,023
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          4,535,858           2,795,283             303,457              51,655
  Units redeemed .................................         (7,164,323)         (4,782,627)           (880,670)         (1,190,576)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          4,532,670           7,161,135           2,717,889           3,295,102
                                                     ================    ================    ================    ================

                                                                  FidVIPOvS                               FidVIPOvS2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (26,797)            (34,140)           (156,827)            (47,030)
  Realized gain (loss) on investments ............         (1,065,106)         (6,056,547)          4,611,569          (1,828,596)
  Change in unrealized gain (loss)
   on investments ................................          5,189,344           2,915,240           1,569,592             230,300
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          4,097,441          (3,175,447)          6,024,334          (1,645,326)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            142,708             187,277             924,666           1,315,681
  Transfers between funds ........................           (279,364)         (1,376,820)         (2,976,282)         (1,311,960)
  Redemptions (note 3) ...........................           (738,716)         (1,499,602)           (510,630)         (1,003,218)
  Annuity benefits ...............................             (4,854)                  -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (13,877)            (34,935)            (18,996)            (25,672)
  Adjustments to maintain reserves ...............             (3,537)               (440)             (9,675)             (2,783)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................           (897,640)         (2,724,520)         (2,590,917)         (1,027,952)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          3,199,801          (5,899,967)          3,433,417          (2,673,278)
Contract owners' equity beginning of period ......         10,652,687          16,552,654           6,583,033           9,256,311
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         13,852,488          10,652,687          10,016,450           6,583,033
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          1,459,258           1,789,118           1,167,806           1,274,635
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             89,036              22,972          32,897,781             140,624
  Units redeemed .................................           (209,488)           (352,832)        (32,801,297)           (247,453)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          1,338,806           1,459,258           1,264,290           1,167,806
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPVal                               FidVIPVal2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         (3,558)             (8,768)            (13,303)            (19,679)
  Realized gain (loss) on investments ............            (15,576)           (179,360)            (40,350)            (97,052)
  Change in unrealized gain (loss)
   on investments ................................            180,005             (59,042)            444,499            (234,918)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            160,871            (247,170)            390,846            (351,649)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             26,026              11,864              11,665             499,980
  Transfers between funds ........................            (29,597)            463,295             (95,071)             53,083
  Redemptions (note 3) ...........................            (70,504)           (282,875)           (106,413)           (186,093)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -              (7,011)             (1,161)             (5,396)
  Adjustments to maintain reserves ...............                (44)                (85)               (183)               (652)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            (74,119)            185,188            (191,163)            360,922
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............             86,752             (61,982)            199,683               9,273
Contract owners' equity beginning of period ......            558,177             620,159           1,373,675           1,364,402
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        644,929             558,177           1,573,358           1,373,675
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             71,212              66,001             176,457             145,526
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................              9,997               7,156              21,428              38,718
  Units redeemed .................................            (19,236)             (1,945)            (44,766)             (7,787)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             61,973              71,212             153,119             176,457
                                                     ================    ================    ================    ================

                                                                   FidVIPAM                               FidVIPAMS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            231,618             315,174             195,582             287,730
  Realized gain (loss) on investments ............           (848,943)         (1,158,547)           (344,374)           (881,658)
  Change in unrealized gain (loss)
   on investments ................................          2,139,471            (509,642)          1,340,463            (435,961)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          1,522,146          (1,353,015)          1,191,671          (1,029,889)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             95,004             180,922              59,963              34,486
  Transfers between funds ........................            881,918             623,822            (173,330)           (962,962)
  Redemptions (note 3) ...........................         (2,182,948)         (2,630,715)           (680,330)         (1,045,290)
  Annuity benefits ...............................            (17,271)            (20,944)             (5,400)                  -
  Annual contract maintenance charges (note 2) ...             (1,365)             (1,507)                  -                   -
  Contingent deferred sales charges (note 2) .....            (18,397)            (26,467)            (15,860)            (14,282)
  Adjustments to maintain reserves ...............              4,028               3,622              (1,816)               (138)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (1,239,031)         (1,871,267)           (816,773)         (1,988,186)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            283,115          (3,224,282)            374,898          (3,018,075)
Contract owners' equity beginning of period ......         10,106,641          13,330,923           7,520,585          10,538,660
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         10,389,756          10,106,641           7,895,483           7,520,585
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            871,353           1,032,325             761,504             962,708
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            136,062              70,944              21,421               3,515
  Units redeemed .................................           (236,696)           (231,916)            (97,859)           (204,719)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            770,719             871,353             685,066             761,504
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPAM2                               FidVIPAMGr
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        106,520             161,292              99,444             139,076
  Realized gain (loss) on investments ............           (114,851)           (532,409)           (631,618)         (1,293,287)
  Change in unrealized gain (loss)
   on investments ................................            747,828            (342,188)          1,768,191            (424,180)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            739,497            (713,305)          1,236,017          (1,578,391)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             17,428             674,277              66,966              95,296
  Transfers between funds ........................            (67,013)           (581,443)            (74,201)           (342,879)
  Redemptions (note 3) ...........................           (273,162)         (1,114,724)           (797,985)         (1,840,507)
  Annuity benefits ...............................                  -                   -              (2,671)             (2,285)
  Annual contract maintenance charges (note 2) ...                  -                   -              (1,412)             (1,556)
  Contingent deferred sales charges (note 2) .....             (9,764)            (31,854)             (7,993)            (26,012)
  Adjustments to maintain reserves ...............                (86)             (1,031)                464                (740)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................           (332,597)         (1,054,775)           (816,832)         (2,118,683)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            406,900          (1,768,080)            419,185          (3,697,074)
Contract owners' equity beginning of period ......          4,820,661           6,588,741           6,242,490           9,939,564
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $      5,227,561           4,820,661           6,661,675           6,242,490
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            584,811             718,290             607,643             805,715
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             11,248              88,074              46,988               9,040
  Units redeemed .................................            (49,399)           (221,553)           (121,084)           (207,112)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            546,660             584,811             533,547             607,643
                                                     ================    ================    ================    ================

                                                                 FidVIPAMGrS                             FidVIPAMGrS2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             85,062             103,344              45,517              56,691
  Realized gain (loss) on investments ............           (330,933)           (879,212)           (210,360)           (490,429)
  Change in unrealized gain (loss)
   on investments ................................          1,135,740            (270,914)            806,593            (367,537)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            889,869          (1,046,782)            641,750            (801,275)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             14,047               6,568              51,603             174,760
  Transfers between funds ........................           (115,545)           (547,707)            (52,206)           (278,535)
  Redemptions (note 3) ...........................           (342,705)           (575,504)           (370,885)           (512,149)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (6,130)            (15,478)             (9,354)            (12,963)
  Adjustments to maintain reserves ...............               (108)               (136)               (545)             (1,147)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................           (450,441)         (1,132,257)           (381,387)           (630,034)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            439,428          (2,179,039)            260,363          (1,431,309)
Contract owners' equity beginning of period ......          4,338,581           6,517,620           3,184,600           4,615,909
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          4,778,009           4,338,581           3,444,963           3,184,600
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            511,396             642,356             463,222             557,576
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................              7,939                 770              24,279              26,772
  Units redeemed .................................            (57,481)           (131,730)            (75,513)           (121,126)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            461,854             511,396             411,988             463,222
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPCon                               FidVIPConS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $       (572,166)           (368,101)           (259,224)           (104,036)
  Realized gain (loss) on investments ............         (2,119,610)         (1,398,524)         (1,706,607)         (3,476,052)
  Change in unrealized gain (loss)
   on investments ................................         17,562,571          (6,522,831)         11,969,571          (1,471,676)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         14,870,795          (8,289,456)         10,003,740          (5,051,764)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            838,668             863,969             922,553             838,245
  Transfers between funds ........................          1,289,228          (2,160,678)           (456,992)         (3,189,340)
  Redemptions (note 3) ...........................         (9,647,314)        (18,795,573)         (2,614,778)         (4,924,162)
  Annuity benefits ...............................            (20,761)            (26,073)             (5,302)                  -
  Annual contract maintenance charges (note 2) ...            (12,768)            (14,352)                  -                   -
  Contingent deferred sales charges (note 2) .....            (89,627)           (250,490)            (54,443)            (96,775)
  Adjustments to maintain reserves ...............             12,896               5,984              (2,278)               (814)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (7,629,678)        (20,377,213)         (2,211,240)         (7,372,846)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          7,241,117         (28,666,669)          7,792,500         (12,424,610)
Contract owners' equity beginning of period ......         62,252,561          90,919,230          38,984,835          51,409,445
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     69,493,678          62,252,561          46,777,335          38,984,835
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          4,767,339           6,221,749           3,563,729           4,223,233
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            387,466              62,540             321,055              75,987
  Units redeemed .................................           (951,454)         (1,516,950)           (510,085)           (735,491)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          4,203,351           4,767,339           3,374,699           3,563,729
                                                     ================    ================    ================    ================

                                                                  FidVIPCon2                              FidVIPI500
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................           (298,629)           (110,699)            267,871             328,402
  Realized gain (loss) on investments ............         (1,624,534)         (1,078,797)         (7,157,071)        (13,069,684)
  Change in unrealized gain (loss)
   on investments ................................          9,212,137          (1,259,795)         28,638,162         (20,609,739)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          7,288,974          (2,449,291)         21,748,962         (33,351,021)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         12,456,016           5,639,504           1,714,938           3,261,286
  Transfers between funds ........................          2,220,956          (1,480,324)         (1,171,362)        (12,741,098)
  Redemptions (note 3) ...........................         (1,684,107)         (2,463,221)         (9,763,970)        (25,140,892)
  Annuity benefits ...............................                  -                   -              (4,507)             (3,970)
  Annual contract maintenance charges (note 2) ...                  -                   -              (8,651)            (10,257)
  Contingent deferred sales charges (note 2) .....            (49,753)            (84,521)           (189,781)           (690,403)
  Adjustments to maintain reserves ...............                397              (2,606)             (1,788)             (6,545)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         12,943,509           1,608,832          (9,425,121)        (35,331,879)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         20,232,483            (840,459)         12,323,841         (68,682,900)
Contract owners' equity beginning of period ......         20,351,677          21,192,136          87,699,203         156,382,103
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         40,584,160          20,351,677         100,023,044          87,699,203
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          2,721,894           2,520,595           9,224,993          12,613,054
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          2,694,204             284,136             924,893             319,157
  Units redeemed .................................         (1,121,892)            (82,837)         (1,855,513)         (3,707,218)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          4,294,206           2,721,894           8,294,373           9,224,993
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPIGBd                             FidVIPAgGrS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $      3,058,011           2,568,623              (1,794)             (2,937)
  Realized gain (loss) on investments ............          3,695,735           2,652,957              (3,995)            (48,306)
  Change in unrealized gain (loss)
   on investments ................................         (4,394,755)          3,774,684              54,248             (42,322)
  Reinvested capital gains .......................          1,521,781                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          3,880,772           8,996,264              48,459             (93,565)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            994,003           4,339,731                 514               5,900
  Transfers between funds ........................         (9,226,449)         22,953,368              12,182             (45,195)
  Redemptions (note 3) ...........................        (19,414,082)        (21,856,478)               (996)            (19,229)
  Annuity benefits ...............................            (43,793)            (45,258)                  -                   -
  Annual contract maintenance charges (note 2) ...             (5,630)             (4,686)                  -                   -
  Contingent deferred sales charges (note 2) .....           (166,247)           (268,194)                  -                (784)
  Adjustments to maintain reserves ...............             13,426               6,675                 (73)                (10)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................        (27,848,772)          5,125,158              11,627             (59,318)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............        (23,968,000)         14,121,422              60,086            (152,883)
Contract owners' equity beginning of period ......        111,039,019          96,917,597             163,905             316,788
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     87,071,019         111,039,019             223,991             163,905
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          7,974,078           7,585,546              24,455              34,552
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          1,355,073             561,310               4,067               1,018
  Units redeemed .................................         (3,295,449)           (172,778)             (2,652)            (11,115)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          6,033,702           7,974,078              25,870              24,455
                                                     ================    ================    ================    ================

                                                                 FidVIPAgGr2                              FidVIPBal
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (25,641)            (18,810)            953,202           1,436,760
  Realized gain (loss) on investments ............             18,877            (400,199)            292,947           1,529,093
  Change in unrealized gain (loss)
   on investments ................................            516,119             (54,372)          7,493,702         (11,611,002)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            509,355            (473,381)          8,739,851          (8,645,149)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            928,424             638,486             769,133             834,409
  Transfers between funds ........................             50,381             (71,783)          1,093,182            (969,654)
  Redemptions (note 3) ...........................           (139,006)            (87,001)        (14,331,779)        (18,175,260)
  Annuity benefits ...............................                  -                   -             (28,727)            (23,930)
  Annual contract maintenance charges (note 2) ...                  -                   -             (10,224)            (11,956)
  Contingent deferred sales charges (note 2) .....             (4,369)             (2,458)            (57,393)           (126,848)
  Adjustments to maintain reserves ...............               (486)               (918)              9,332               2,149
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            834,944             476,326         (12,556,476)        (18,471,090)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,344,299               2,945          (3,816,625)        (27,116,239)
Contract owners' equity beginning of period ......          1,357,901           1,354,956          61,576,146          88,692,385
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          2,702,200           1,357,901          57,759,521          61,576,146
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            206,142             148,920           4,262,434           5,526,702
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            214,134              68,618             236,981              57,613
  Units redeemed .................................           (100,954)            (11,396)         (1,054,822)         (1,321,881)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            319,322             206,142           3,444,593           4,262,434
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPBalS                              FidVIPBal2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        323,382             441,096             125,104             176,603
  Realized gain (loss) on investments ............           (542,219)         (1,400,223)           (150,069)           (520,663)
  Change in unrealized gain (loss)
   on investments ................................          2,966,694          (1,262,781)          1,482,067            (884,253)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          2,747,857          (2,221,908)          1,457,102          (1,228,313)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            314,769             203,567             193,327           1,325,627
  Transfers between funds ........................            (66,246)           (640,817)            181,427            (548,562)
  Redemptions (note 3) ...........................         (1,681,855)         (2,642,753)           (667,411)         (1,423,468)
  Annuity benefits ...............................             (3,935)                  -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (30,345)            (39,535)             (9,995)            (36,182)
  Adjustments to maintain reserves ...............             (9,124)               (342)                168              (2,082)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (1,476,736)         (3,119,880)           (302,484)           (684,667)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,271,121          (5,341,788)          1,154,618          (1,912,980)
Contract owners' equity beginning of period ......         17,626,815          22,968,603           9,326,361          11,239,341
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     18,897,936          17,626,815          10,480,979           9,326,361
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          1,814,362           2,135,354           1,143,308           1,239,800
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            106,454              21,215              77,558             197,883
  Units redeemed .................................           (249,237)           (342,207)           (113,013)           (294,375)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          1,671,579           1,814,362           1,107,853           1,143,308
                                                     ================    ================    ================    ================

                                                                 FidVIPDyCapS                            FidVIPDyCap2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (6,353)             (6,983)            (42,447)            (33,029)
  Realized gain (loss) on investments ............             (3,683)            (52,236)           (158,466)           (357,686)
  Change in unrealized gain (loss)
   on investments ................................            150,109             (61,976)            885,974              85,670
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            140,073            (121,195)            685,061            (305,045)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................                972              29,883             377,171             728,180
  Transfers between funds ........................            (10,993)              9,568             175,544            (170,042)
  Redemptions (note 3) ...........................            (81,064)            (49,019)           (213,445)           (215,642)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (2,977)               (533)             (5,720)             (5,049)
  Adjustments to maintain reserves ...............                (57)                (93)               (339)               (984)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            (94,119)            (10,194)            333,211             336,463
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............             45,954            (131,389)          1,018,272              31,418
Contract owners' equity beginning of period ......            641,374             772,763           2,870,056           2,838,638
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            687,328             641,374           3,888,328           2,870,056
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            113,186             125,342             519,737             468,870
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             14,160              50,122             233,566              68,480
  Units redeemed .................................            (29,511)            (62,278)           (181,524)            (17,613)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             97,835             113,186             571,779             519,737
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPGrIn                             FidVIPGrInS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        (43,228)             38,045              50,038             162,262
  Realized gain (loss) on investments ............         (1,588,739)         (2,771,843)         (2,015,605)         (4,337,184)
  Change in unrealized gain (loss)
   on investments ................................          7,651,222          (5,373,746)          8,928,294          (4,398,255)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          6,019,255          (8,107,544)          6,962,727          (8,573,177)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            409,837             473,479             342,249             377,875
  Transfers between funds ........................            830,477          (1,223,651)           (838,823)         (4,078,404)
  Redemptions (note 3) ...........................         (5,297,119)         (8,755,378)         (3,200,245)         (4,576,005)
  Annuity benefits ...............................            (10,590)             (8,946)             (5,258)                  -
  Annual contract maintenance charges (note 2) ...             (5,827)             (6,749)                  -                   -
  Contingent deferred sales charges (note 2) .....            (41,283)           (125,205)            (68,428)            (76,415)
  Adjustments to maintain reserves ...............              9,401               3,570              (2,772)               (794)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (4,105,104)         (9,642,880)         (3,773,277)         (8,353,743)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,914,151         (17,750,424)          3,189,450         (16,926,920)
Contract owners' equity beginning of period ......         30,536,843          48,287,267          33,518,982          50,445,902
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     32,450,994          30,536,843          36,708,432          33,518,982
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          2,571,965           3,350,144           3,561,810           4,431,368
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            214,095              38,762             140,268              39,701
  Units redeemed .................................           (544,715)           (816,941)           (515,686)           (909,259)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          2,241,345           2,571,965           3,186,392           3,561,810
                                                     ================    ================    ================    ================

                                                                 FidVIPGrIn2                              FidVIPGrOp
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (62,457)             18,079            (792,035)           (402,823)
  Realized gain (loss) on investments ............         (1,473,586)           (974,299)        (12,295,949)        (13,932,095)
  Change in unrealized gain (loss)
   on investments ................................          4,978,859          (2,461,911)         48,131,477         (39,108,268)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          3,442,816          (3,418,131)         35,043,493         (53,443,186)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          2,749,992           3,012,260           2,145,470           2,541,128
  Transfers between funds ........................            (69,042)         (1,223,907)         (5,294,850)        (20,728,870)
  Redemptions (note 3) ...........................           (971,141)         (1,934,160)        (25,744,534)        (41,831,517)
  Annuity benefits ...............................                  -                   -             (26,159)            (25,095)
  Annual contract maintenance charges (note 2) ...                  -                   -             (39,996)            (49,505)
  Contingent deferred sales charges (note 2) .....            (28,573)            (65,330)           (123,202)           (387,193)
  Adjustments to maintain reserves ...............             (1,369)             (4,919)             12,905             (17,243)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          1,679,867            (216,056)        (29,070,366)        (60,498,295)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          5,122,683          (3,634,187)          5,973,127        (113,941,481)
Contract owners' equity beginning of period ......         14,463,378          18,097,565         143,474,272         257,415,753
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         19,586,061          14,463,378         149,447,399         143,474,272
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          2,031,206           2,085,900          11,062,424          15,292,145
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            913,908           1,129,936             289,118             179,080
  Units redeemed .................................           (688,864)         (1,184,630)         (2,332,831)         (4,408,801)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          2,256,250           2,031,206           9,018,711          11,062,424
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 FidVIPGrOpS                             FidVIPGrOp2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $       (125,425)              2,516             (52,559)            (30,634)
  Realized gain (loss) on investments ............         (3,877,278)         (8,525,315)           (860,285)         (1,839,558)
  Change in unrealized gain (loss)
   on investments ................................         13,080,347          (3,817,244)          2,665,236            (758,633)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          9,077,644         (12,340,043)          1,752,392          (2,628,825)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            302,488             567,322              98,549             648,039
  Transfers between funds ........................         (1,495,129)         (5,665,452)           (538,720)         (1,096,151)
  Redemptions (note 3) ...........................         (3,004,371)         (5,863,810)           (636,631)         (1,367,851)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (64,630)           (115,775)            (26,025)            (28,172)
  Adjustments to maintain reserves ...............               (318)               (603)             (2,178)             (2,287)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (4,261,960)        (11,078,318)         (1,105,005)         (1,846,422)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          4,815,684         (23,418,361)            647,387          (4,475,247)
Contract owners' equity beginning of period ......         34,909,704          58,328,065           7,176,456          11,651,703
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     39,725,388          34,909,704           7,823,843           7,176,456
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          5,326,989           6,880,064           1,328,408           1,663,455
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            108,960              80,378              49,873             119,564
  Units redeemed .................................           (717,841)         (1,633,453)           (243,090)           (454,611)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          4,718,108           5,326,989           1,135,191           1,328,408
                                                     ================    ================    ================    ================

                                                                  FidVIPMCap                             FidVIPMCapS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (24,198)            (10,991)           (123,903)            (18,606)
  Realized gain (loss) on investments ............            (10,664)              2,301             (57,693)           (229,718)
  Change in unrealized gain (loss)
   on investments ................................            935,848            (349,784)          6,008,009          (2,379,347)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            900,986            (358,474)          5,826,413          (2,627,671)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            159,133             177,002             218,941             167,606
  Transfers between funds ........................             74,118             383,267            (139,911)         (2,531,888)
  Redemptions (note 3) ...........................           (375,746)           (538,636)         (1,636,110)         (2,311,746)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...             (4,401)             (4,554)                  -                   -
  Contingent deferred sales charges (note 2) .....             (6,392)             (9,882)            (41,759)            (47,836)
  Adjustments to maintain reserves ...............                 52                 (57)                 68                (363)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................           (153,236)              7,140          (1,598,771)         (4,724,227)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            747,750            (351,334)          4,227,642          (7,351,898)
Contract owners' equity beginning of period ......          2,550,019           2,901,353          17,266,663          24,618,561
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          3,297,769           2,550,019          21,494,305          17,266,663
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            155,616             157,589           1,047,270           1,331,713
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             46,049              47,152             200,247              10,195
  Units redeemed .................................            (54,593)            (49,125)           (296,570)           (294,638)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            147,072             155,616             950,947           1,047,270
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 FidVIPMCap2                              FidVIPValS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $       (335,526)           (116,899)             (1,610)               (159)
  Realized gain (loss) on investments ............            (46,295)           (290,668)              4,928                 (24)
  Change in unrealized gain (loss)
   on investments ................................         11,157,738          (2,869,250)             61,352                 352
  Reinvested capital gains .......................                  -                   -               1,642                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         10,775,917          (3,276,817)             66,312                 169
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          8,670,841           6,483,276             137,894              63,016
  Transfers between funds ........................          1,945,045          (2,083,033)              5,715                   -
  Redemptions (note 3) ...........................         (1,849,191)         (2,812,630)               (281)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (50,784)            (83,170)                 (2)                  -
  Adjustments to maintain reserves ...............              2,600              (1,442)                  3                  (4)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          8,718,511           1,503,001             143,329              63,012
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         19,494,428          (1,773,816)            209,641              63,181
Contract owners' equity beginning of period ......         24,940,094          26,713,910              63,181                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     44,434,522          24,940,094             272,822              63,181
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          2,143,293           2,002,516               7,968                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          1,071,266             201,345              14,217               7,968
  Units redeemed .................................           (377,946)            (60,568)               (104)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          2,836,613           2,143,293              22,081               7,968
                                                     ================    ================    ================    ================

                                                                 FidVIPValS2                             FrVIPRisDiv
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (37,609)             (2,693)               (965)               (568)
  Realized gain (loss) on investments ............            815,245             (43,330)              3,098                (409)
  Change in unrealized gain (loss)
   on investments ................................            520,145             (27,972)            155,750                 830
  Reinvested capital gains .......................             27,605                   -              19,108                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          1,325,386             (73,995)            176,991                (147)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          2,315,640             703,426             693,392             238,115
  Transfers between funds ........................          2,213,527             205,146              54,813               9,261
  Redemptions (note 3) ...........................           (167,496)            (24,944)            (29,652)             (1,387)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (2,706)                 (4)               (721)                  -
  Adjustments to maintain reserves ...............                556                (101)                 22                 101
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          4,359,521             883,523             717,854             246,090
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          5,684,907             809,528             894,845             245,943
Contract owners' equity beginning of period ......            809,528                   -             245,943                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          6,494,435             809,528           1,140,788             245,943
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            108,052                   -              27,539                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            827,478             110,939              79,023              27,693
  Units redeemed .................................           (377,307)             (2,887)             (3,113)               (154)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            558,223             108,052             103,449              27,539
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 FrVIPForSec                             GVITDMidCapI
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $            918                (115)             (1,244)                (66)
  Realized gain (loss) on investments ............                418                 (21)              6,937                 (62)
  Change in unrealized gain (loss)
   on investments ................................             39,312                (504)             57,218                (184)
  Reinvested capital gains .......................                  -                   -                   2                 333
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             40,648                (640)             62,913                  21
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            146,662              43,498             241,741              68,583
  Transfers between funds ........................             16,446                 (36)             20,972                 225
  Redemptions (note 3) ...........................             (7,283)                  -              (8,386)               (474)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -                (241)                  -
  Adjustments to maintain reserves ...............                 (1)                  3                  (3)                (16)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            155,824              43,465             254,083              68,318
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            196,472              42,825             316,996              68,339
Contract owners' equity beginning of period ......             42,825                   -              68,339                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        239,297              42,825             385,335              68,339
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................              5,514                   -               8,310                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             19,067               5,519              28,430               8,367
  Units redeemed .................................             (1,079)                 (5)             (1,644)                (57)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             23,502               5,514              35,096               8,310
                                                     ================    ================    ================    ================

                                                                 GVITDMidCap2                            GVITEmMrkts2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (29,058)             (2,268)             (7,111)             (3,486)
  Realized gain (loss) on investments ............             69,401             (27,326)            121,524            (126,756)
  Change in unrealized gain (loss)
   on investments ................................            975,108              (7,432)            351,060              (4,021)
  Reinvested capital gains .......................                 27               6,272                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          1,015,478             (30,754)            465,473            (134,263)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          2,807,834           1,215,066             397,514             562,950
  Transfers between funds ........................            885,859             182,450             299,664              44,140
  Redemptions (note 3) ...........................           (160,894)            (21,669)            (58,899)            (10,774)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (5,329)               (127)             (2,159)               (371)
  Adjustments to maintain reserves ...............                 41                (105)                 91                (185)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          3,527,511           1,375,615             636,211             595,760
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          4,542,989           1,344,861           1,101,684             461,497
Contract owners' equity beginning of period ......          1,344,861                   -             461,497                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          5,887,850           1,344,861           1,563,181             461,497
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            170,381                   -              57,258                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            495,994             172,982             126,268              58,256
  Units redeemed .................................           (103,621)             (2,601)            (64,164)               (998)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            562,754             170,381             119,362              57,258
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  GVITGvtBd                               GVITIDAgg
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        623,441             303,478              14,840                 839
  Realized gain (loss) on investments ............           (170,261)            187,058              29,523             (45,293)
  Change in unrealized gain (loss)
   on investments ................................           (425,589)              7,964           1,829,422             (31,287)
  Reinvested capital gains .......................             40,363             146,240             139,850                  47
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             67,954             644,740           2,013,635             (75,694)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         25,032,401          11,544,768           8,523,658           2,422,957
  Transfers between funds ........................        (10,555,512)          9,617,827             184,493            (148,759)
  Redemptions (note 3) ...........................         (3,179,924)           (920,943)           (174,208)            (81,245)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (52,291)            (27,974)             (4,016)               (921)
  Adjustments to maintain reserves ...............              1,714                 304                 (56)               (142)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         11,246,388          20,213,982           8,529,871           2,191,890
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         11,314,342          20,858,722          10,543,506           2,116,196
Contract owners' equity beginning of period ......         20,858,722                   -           2,116,196                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     32,173,064          20,858,722          12,659,702           2,116,196
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          1,894,099                   -             255,545                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          4,826,178           1,973,088             961,110             277,700
  Units redeemed .................................         (3,822,777)            (78,989)            (42,390)            (22,155)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          2,897,500           1,894,099           1,174,265             255,545
                                                     ================    ================    ================    ================

                                                                  GVITIDCon                               GVITIDMod
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            315,257              63,511             447,421              76,817
  Realized gain (loss) on investments ............             56,254              (5,422)             (6,739)            (67,507)
  Change in unrealized gain (loss)
   on investments ................................          1,142,164              22,390          12,538,005            (422,668)
  Reinvested capital gains .......................            132,151               4,213              41,519              16,194
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          1,645,826              84,692          13,020,206            (397,164)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         27,409,067           6,641,950          73,044,893          20,963,431
  Transfers between funds ........................           (531,343)          2,155,658           6,207,247             273,541
  Redemptions (note 3) ...........................         (1,860,713)           (122,482)         (4,031,504)           (320,233)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (14,597)             (3,734)           (100,982)             (3,573)
  Adjustments to maintain reserves ...............                470                (115)                707                (613)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         25,002,884           8,671,277          75,120,361          20,912,553
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         26,648,710           8,755,969          88,140,567          20,515,389
Contract owners' equity beginning of period ......          8,755,969                   -          20,515,389                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         35,404,679           8,755,969         108,655,956          20,515,389
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            881,738                   -           2,265,379                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          3,208,937             893,845           8,698,739           2,299,031
  Units redeemed .................................           (742,248)            (12,107)           (838,852)            (33,652)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          3,348,427             881,738          10,125,266           2,265,379
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 GVITIDModAgg                            GVITIDModCon
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         71,357              19,546             315,985              75,927
  Realized gain (loss) on investments ............            (75,185)            (44,048)            100,204             (51,403)
  Change in unrealized gain (loss)
   on investments ................................          6,316,448            (231,837)          3,511,928             (88,832)
  Reinvested capital gains .......................                  -              12,436              71,045              14,095
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          6,312,620            (243,903)          3,999,162             (50,213)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         27,162,879           8,595,539          31,496,518          10,895,139
  Transfers between funds ........................          1,771,741             112,880          (2,386,410)          2,439,855
  Redemptions (note 3) ...........................         (1,315,802)            (54,712)         (1,726,919)           (441,640)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (55,610)               (571)            (40,794)             (1,075)
  Adjustments to maintain reserves ...............                397                (213)                458                (350)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         27,563,605           8,652,923          27,342,853          12,891,929
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         33,876,225           8,409,020          31,342,015          12,841,716
Contract owners' equity beginning of period ......          8,409,020                   -          12,841,716                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     42,285,245           8,409,020          44,183,731          12,841,716
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            974,155                   -           1,345,876                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          3,232,545             980,237           3,489,699           1,389,021
  Units redeemed .................................           (281,312)             (6,082)           (709,169)            (43,145)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          3,925,388             974,155           4,126,406           1,345,876
                                                     ================    ================    ================    ================

                                                                  GVITMyMkt                              GVITSmCapGr2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................           (168,781)            (17,384)            (29,477)             (5,340)
  Realized gain (loss) on investments ............                  -                   -             208,964             (39,248)
  Change in unrealized gain (loss)
   on investments ................................                  -                   -             492,909            (111,231)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           (168,781)            (17,384)            672,396            (155,819)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         23,019,392          29,524,441           1,263,489             848,128
  Transfers between funds ........................         (3,363,849)         11,426,536             436,908             616,747
  Redemptions (note 3) ...........................        (27,062,374)         (8,193,725)            (95,891)           (110,180)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....         (1,491,032)           (180,653)             (2,920)             (1,347)
  Adjustments to maintain reserves ...............               (540)                 37                (180)               (180)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (8,898,403)         32,576,636           1,601,406           1,353,168
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         (9,067,184)         32,559,252           2,273,802           1,197,349
Contract owners' equity beginning of period ......         32,559,252                   -           1,197,349                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         23,492,068          32,559,252           3,471,151           1,197,349
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          3,211,806                   -             167,244                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................         34,701,450           3,747,299             549,735             178,943
  Units redeemed .................................        (35,567,021)           (535,493)           (350,712)            (11,699)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          2,346,235           3,211,806             366,267             167,244
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 GVITSmCapVal                            GVITSmCapVal2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         (1,255)                (24)            (36,109)             (2,913)
  Realized gain (loss) on investments ............                777                 (27)            117,185             (46,776)
  Change in unrealized gain (loss)
   on investments ................................             53,931                  17           1,222,044             (20,989)
  Reinvested capital gains .......................                  -                  18                   -               5,349
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             53,453                 (16)          1,303,120             (65,329)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            176,988               8,203           1,641,026             431,700
  Transfers between funds ........................             29,289                 (89)          2,508,050             467,504
  Redemptions (note 3) ...........................             (1,184)                  -            (114,511)            (34,220)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -              (2,525)               (534)
  Adjustments to maintain reserves ...............                 26                   -                 825                 (87)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            205,119               8,114           4,032,865             864,363
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            258,572               8,098           5,335,985             799,034
Contract owners' equity beginning of period ......              8,098                   -             799,034                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        266,670               8,098           6,135,019             799,034
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................              1,074                   -             112,208                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             22,345               1,086             553,709             116,322
  Units redeemed .................................               (191)                (12)           (106,879)             (4,114)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             23,228               1,074             559,038             112,208
                                                     ================    ================    ================    ================

                                                                  GVITSmComp                             GVITSmComp2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (2,250)                (85)            (33,340)             (6,764)
  Realized gain (loss) on investments ............              1,064                 266              43,202             (22,582)
  Change in unrealized gain (loss)
   on investments ................................             79,611                (367)            944,449            (133,711)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             78,425                (186)            954,311            (163,057)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            329,753              40,969           2,011,715             818,428
  Transfers between funds ........................              8,572                  25             453,475             519,581
  Redemptions (note 3) ...........................             (3,287)             (2,235)           (202,757)            (32,560)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (158)               (139)             (6,524)             (1,049)
  Adjustments to maintain reserves ...............                 15                  (4)                (30)               (150)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            334,895              38,616           2,255,879           1,304,250
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            413,320              38,430           3,210,190           1,141,193
Contract owners' equity beginning of period ......             38,430                   -           1,141,193                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            451,750              38,430           4,351,383           1,141,193
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................              4,671                   -             135,334                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             35,863               4,912             361,560             138,549
  Units redeemed .................................               (646)               (241)           (125,269)             (3,215)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             39,888               4,671             371,625             135,334
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 JanRMgLgCap                              MFSInvGrS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $           (390)                  -             (36,761)             (4,026)
  Realized gain (loss) on investments ............              4,212                   -              (7,084)            (14,182)
  Change in unrealized gain (loss)
   on investments ................................              9,094                   -             585,360             (69,532)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             12,916                   -             541,515             (87,740)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            133,166                   -           2,458,511           1,068,700
  Transfers between funds ........................              6,090                   -             460,076              84,616
  Redemptions (note 3) ...........................             (1,605)                  -            (105,000)            (37,967)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -              (2,006)               (678)
  Adjustments to maintain reserves ...............                  3                   -                (314)               (142)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            137,654                   -           2,811,267           1,114,529
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            150,570                   -           3,352,782           1,026,789
Contract owners' equity beginning of period ......                  -                   -           1,026,789                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        150,570                   -           4,379,571           1,026,789
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................                  -                   -             137,254                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             22,544                   -             376,248             141,628
  Units redeemed .................................            (10,190)                  -             (29,744)             (4,374)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             12,354                   -             483,758             137,254
                                                     ================    ================    ================    ================

                                                                 MFSMidCapGrS                            MFSNewDiscS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (54,474)             (6,872)            (40,382)             (5,703)
  Realized gain (loss) on investments ............            508,144             (59,718)            (14,789)            (17,162)
  Change in unrealized gain (loss)
   on investments ................................            741,240             (84,868)            978,875             (98,422)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          1,194,910            (151,458)            923,704            (121,287)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          3,480,591           1,730,672           1,913,427           1,377,947
  Transfers between funds ........................            392,773             323,185             796,002             132,592
  Redemptions (note 3) ...........................           (184,804)            (97,173)            (99,240)            (13,853)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (4,517)               (375)             (2,367)               (269)
  Adjustments to maintain reserves ...............               (379)               (460)               (239)               (299)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          3,683,664           1,955,849           2,607,583           1,496,118
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          4,878,574           1,804,391           3,531,287           1,374,831
Contract owners' equity beginning of period ......          1,804,391                   -           1,374,831                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          6,682,965           1,804,391           4,906,118           1,374,831
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            284,611                   -             190,543                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            971,888             297,468             383,045             192,275
  Units redeemed .................................           (474,180)            (12,857)            (57,156)             (1,732)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            782,319             284,611             516,432             190,543
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   MFSValS                                OppCapApS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        (43,012)             (8,244)           (102,568)            (19,287)
  Realized gain (loss) on investments ............            (23,519)            (64,178)            131,602            (186,620)
  Change in unrealized gain (loss)
   on investments ................................          1,015,609             (31,508)          2,518,821            (166,495)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            949,078            (103,930)          2,547,855            (372,402)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          2,934,628           1,798,417           7,439,391           4,156,906
  Transfers between funds ........................            319,611             271,966           1,418,883             339,885
  Redemptions (note 3) ...........................           (122,850)            (70,045)           (404,777)           (156,217)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (2,743)             (1,448)            (12,241)             (2,837)
  Adjustments to maintain reserves ...............               (384)               (251)                 68                (790)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          3,128,262           1,998,639           8,441,324           4,336,947
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          4,077,340           1,894,709          10,989,179           3,964,545
Contract owners' equity beginning of period ......          1,894,709                   -           3,964,545                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $      5,972,049           1,894,709          14,953,724           3,964,545
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            221,613                   -             514,036                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          1,112,185             228,865           1,360,535             531,294
  Units redeemed .................................           (766,571)             (7,252)           (369,949)            (17,258)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            567,227             221,613           1,504,622             514,036
                                                     ================    ================    ================    ================

                                                                   OppGlSec                               OppGlSecS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (1,578)                (85)            (58,806)            (22,439)
  Realized gain (loss) on investments ............                718                 (51)          1,650,690            (285,585)
  Change in unrealized gain (loss)
   on investments ................................             97,047                (959)          2,080,536            (101,304)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             96,187              (1,095)          3,672,420            (409,328)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            270,808              46,043           4,212,725           3,058,385
  Transfers between funds ........................             13,255                   -            (114,126)          1,085,587
  Redemptions (note 3) ...........................             (1,730)               (345)           (284,816)            (83,987)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                (40)                  -              (6,269)             (2,373)
  Adjustments to maintain reserves ...............                  2                  (3)             (2,070)               (804)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            282,295              45,695           3,805,444           4,056,808
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            378,482              44,600           7,477,864           3,647,480
Contract owners' equity beginning of period ......             44,600                   -           3,647,480                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            423,082              44,600          11,125,344           3,647,480
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................              5,633                   -             462,585                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             33,126               5,675           7,550,939             471,774
  Units redeemed .................................               (514)                (42)         (7,012,490)             (9,189)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             38,245               5,633           1,001,034             462,585
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  OppHighInc                              OppMSFundS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         18,094                (547)            (63,860)            (16,969)
  Realized gain (loss) on investments ............             22,556                (109)            (35,637)            (78,121)
  Change in unrealized gain (loss)
   on investments ................................            104,810               7,413           2,336,203            (269,321)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            145,460               6,757           2,236,706            (364,411)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            985,741             206,337           7,945,847           3,808,662
  Transfers between funds ........................               (826)             (1,325)            906,698             241,301
  Redemptions (note 3) ...........................             (9,389)               (130)           (325,189)            (70,948)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -              (4,083)               (239)
  Adjustments to maintain reserves ...............                 (8)                 (1)               (243)               (401)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            975,518             204,881           8,523,030           3,978,375
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,120,978             211,638          10,759,736           3,613,964
Contract owners' equity beginning of period ......            211,638                   -           3,613,964                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $      1,332,616             211,638          14,373,700           3,613,964
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             21,980                   -             443,060                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            100,276              22,134           1,063,949             450,688
  Units redeemed .................................             (9,386)               (154)            (94,227)             (7,628)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            112,870              21,980           1,412,782             443,060
                                                     ================    ================    ================    ================

                                                                  OppMSSmCap                             OppStratBdS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (2,575)               (171)            245,012             (15,326)
  Realized gain (loss) on investments ............                459              (1,189)             80,046              (3,494)
  Change in unrealized gain (loss)
   on investments ................................            102,148              (2,327)          1,061,891             151,066
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            100,032              (3,687)          1,386,949             132,246
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            307,567              64,520           9,043,176           2,805,331
  Transfers between funds ........................              5,023               5,398           1,223,590           1,363,071
  Redemptions (note 3) ...........................             (3,933)                (62)           (691,899)           (171,644)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (123)                  -             (19,512)             (2,149)
  Adjustments to maintain reserves ...............                 17                   -               1,617                 (71)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            308,551              69,856           9,556,972           3,994,538
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            408,583              66,169          10,943,921           4,126,784
Contract owners' equity beginning of period ......             66,169                   -           4,126,784                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            474,752              66,169          15,070,705           4,126,784
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................              7,916                   -             393,065                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             32,788               7,923           1,101,537             408,610
  Units redeemed .................................               (924)                 (7)           (252,920)            (15,545)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             39,780               7,916           1,241,682             393,065
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  PVTDiscGro                              PVTGroInc
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         (3,166)               (297)             (2,210)                  -
  Realized gain (loss) on investments ............              3,474                 (40)              3,022                   -
  Change in unrealized gain (loss)
   on investments ................................             71,414              (4,485)             54,600                   -
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             71,722              (4,822)             55,412                   -
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            507,721              79,270             372,576                   -
  Transfers between funds ........................             78,447              46,633             115,266                   -
  Redemptions (note 3) ...........................            (40,239)               (427)             (5,648)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (2,647)                  -                 (94)                  -
  Adjustments to maintain reserves ...............                (28)                 (5)                 (8)                  -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            543,254             125,471             482,092                   -
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            614,976             120,649             537,504                   -
Contract owners' equity beginning of period ......            120,649                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        735,625             120,649             537,504                   -
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             14,682                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             64,599              14,732              47,547                   -
  Units redeemed .................................             (6,677)                (50)             (3,809)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             72,604              14,682              43,738                   -
                                                     ================    ================    ================    ================

                                                                  PVTIntEq                               PVTSmCapVal
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (1,018)               (184)             (1,717)               (367)
  Realized gain (loss) on investments ............              5,294                (500)                564              (5,554)
  Change in unrealized gain (loss)
   on investments ................................             62,910                 (30)             99,085              (6,951)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             67,186                (714)             97,932             (12,872)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            144,847              77,004             138,774             128,456
  Transfers between funds ........................             44,465               9,263             (10,762)            (17,787)
  Redemptions (note 3) ...........................             (9,432)               (366)             (1,184)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (284)                  -                 (53)                  -
  Adjustments to maintain reserves ...............                 (8)                (10)                  8                  (4)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            179,588              85,891             126,783             110,665
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            246,774              85,177             224,715              97,793
Contract owners' equity beginning of period ......             85,177                   -              97,793                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            331,951              85,177             322,508              97,793
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             10,482                   -              12,608                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             25,040              10,526              16,806              14,141
  Units redeemed .................................             (3,385)                (44)             (1,322)             (1,533)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             32,137              10,482              28,092              12,608
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 STICVTGrInc                              STICVTInt
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $             40                   -                  (1)                  -
  Realized gain (loss) on investments ............                 17                   -                   -                   -
  Change in unrealized gain (loss)
   on investments ................................              7,079                   -                 112                   -
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....              7,136                   -                 111                   -
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             69,987                   -               1,000                   -
  Transfers between funds ........................                  -                   -                   -                   -
  Redemptions (note 3) ...........................                (89)                  -                   -                   -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -                   -                   -
  Adjustments to maintain reserves ...............                (13)                  -                   6                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................             69,885                   -               1,006                   -
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............             77,021                   -               1,117                   -
Contract owners' equity beginning of period ......                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $         77,021                   -               1,117                   -
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................              5,836                   -                  78                   -
  Units redeemed .................................                 (7)                  -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................              5,829                   -                  78                   -
                                                     ================    ================    ================    ================

                                                                STICVTSmCapVal                           STICVTCapAp
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................                 (7)                  -                (422)                  -
  Realized gain (loss) on investments ............                  1                   -                 625                   -
  Change in unrealized gain (loss)
   on investments ................................                286                   -               7,057                   -
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....                280                   -               7,260                   -
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             22,127                   -             150,841                   -
  Transfers between funds ........................                  -                   -              (4,424)                  -
  Redemptions (note 3) ...........................                  -                   -              (4,825)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -                   -                   -
  Adjustments to maintain reserves ...............                  3                   -                (176)                  -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................             22,130                   -             141,416                   -
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............             22,410                   -             148,676                   -
Contract owners' equity beginning of period ......                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............             22,410                   -             148,676                   -
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................              1,520                   -              16,751                   -
  Units redeemed .................................                  -                   -              (4,157)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................              1,520                   -              12,594                   -
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 STICVTMidCap                            STICVTValInc
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $             93                   -                 291                   -
  Realized gain (loss) on investments ............                753                   -                 734                   -
  Change in unrealized gain (loss)
   on investments ................................              4,934                   -              10,466                   -
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....              5,780                   -              11,491                   -
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             98,931                   -             140,554                   -
  Transfers between funds ........................             (5,360)                  -              (6,711)                  -
  Redemptions (note 3) ...........................             (1,265)                  -                (763)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                (12)                  -                   -                   -
  Adjustments to maintain reserves ...............                 93                   -                (184)                  -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................             92,387                   -             132,896                   -
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............             98,167                   -             144,387                   -
Contract owners' equity beginning of period ......                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $         98,167                   -             144,387                   -
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................              9,457                   -              13,519                   -
  Units redeemed .................................             (1,983)                  -              (2,563)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................              7,474                   -              10,956                   -
                                                     ================    ================    ================    ================

                                                                    VKCom2                                 VKEmGr2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (63,430)            (19,309)            (55,233)             (7,026)
  Realized gain (loss) on investments ............            (68,197)            (98,741)            (42,991)            (12,072)
  Change in unrealized gain (loss)
   on investments ................................          2,671,557            (162,701)          1,001,099            (188,699)
  Reinvested capital gains .......................                  -                 439                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          2,539,930            (280,312)            902,875            (207,797)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          6,701,001           3,753,035           3,229,965           1,973,609
  Transfers between funds ........................            793,220           1,156,832             289,229              78,511
  Redemptions (note 3) ...........................           (464,009)           (163,216)           (226,004)            (18,390)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (16,838)             (1,302)             (5,802)                (65)
  Adjustments to maintain reserves ...............                (60)               (587)               (328)               (142)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          7,013,314           4,744,762           3,287,060           2,033,523
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          9,553,244           4,464,450           4,189,935           1,825,726
Contract owners' equity beginning of period ......          4,464,450                   -           1,825,726                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         14,017,694           4,464,450           6,015,661           1,825,726
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            555,025                   -             261,630                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          1,049,962             572,882             535,578             263,954
  Units redeemed .................................           (254,318)            (17,857)           (109,103)             (2,324)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          1,350,669             555,025             688,105             261,630
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  VKCorPlus2                             VKUSRealEst2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $           (421)                  -              (2,459)                  -
  Realized gain (loss) on investments ............               (147)                  -               6,627                   -
  Change in unrealized gain (loss)
   on investments ................................              2,156                   -              55,309                   -
  Reinvested capital gains .......................                 39                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....              1,627                   -              59,477                   -
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            137,326                   -             332,707                   -
  Transfers between funds ........................             65,474                   -             458,845                   -
  Redemptions (note 3) ...........................             (2,548)                  -              (4,917)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -                 (21)                  -
  Adjustments to maintain reserves ...............                 (4)                  -                  53                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            200,248                   -             786,667                   -
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            201,875                   -             846,144                   -
Contract owners' equity beginning of period ......                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        201,875                   -             846,144                   -
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             21,556                   -              79,693                   -
  Units redeemed .................................             (1,626)                  -             (14,885)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             19,930                   -              64,808                   -
                                                     ================    ================    ================    ================

                                                                 VISLgCapGr2                             VISLgCapVal2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (9,961)             (1,503)             (1,955)             (1,050)
  Realized gain (loss) on investments ............                 90             (11,815)              6,689             (10,697)
  Change in unrealized gain (loss)
   on investments ................................            172,128              (6,660)            315,345             (18,426)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            162,257             (19,978)            320,079             (30,173)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          1,037,626             521,190             910,294             579,167
  Transfers between funds ........................             13,142             (30,623)             (8,345)            (27,024)
  Redemptions (note 3) ...........................            (33,520)             (1,400)            (17,489)             (1,052)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (1,307)                 (3)               (474)                  -
  Adjustments to maintain reserves ...............                (73)                (12)                (12)                (56)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          1,015,868             489,152             883,974             551,035
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,178,125             469,174           1,204,053             520,862
Contract owners' equity beginning of period ......            469,174                   -             520,862                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          1,647,299             469,174           1,724,915             520,862
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             56,581                   -              65,516                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            119,641              59,856             102,172              68,545
  Units redeemed .................................             (5,075)             (3,275)             (3,201)             (3,029)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            171,147              56,581             164,487              65,516
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  VISModGr2
                                                     ------------------------------------
                                                           2003                2002
                                                     ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        (19,138)             (9,457)
  Realized gain (loss) on investments ............            (12,267)             (2,968)
  Change in unrealized gain (loss)
   on investments ................................          2,285,693             (36,172)
  Reinvested capital gains .......................            110,345                   -
                                                     ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          2,364,633             (48,597)
                                                     ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         14,461,560           6,782,195
  Transfers between funds ........................            555,122             (51,121)
  Redemptions (note 3) ...........................           (713,305)            (58,992)
  Annuity benefits ...............................                  -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -
  Contingent deferred sales charges (note 2) .....            (14,101)             (1,063)
  Adjustments to maintain reserves ...............             11,629                (776)
                                                     ----------------    ----------------
      Net equity transactions ....................         14,300,905           6,670,243
                                                     ----------------    ----------------

Net change in contract owners' equity ............         16,665,538           6,621,646
Contract owners' equity beginning of period ......          6,621,646                   -
                                                     ----------------    ----------------
Contract owners' equity end of period ............   $     23,287,184           6,621,646
                                                     ================    ================

CHANGES IN UNITS:
  Beginning units ................................            715,334                   -
                                                     ----------------    ----------------
  Units purchased ................................          1,564,925             726,762
  Units redeemed .................................           (111,322)            (11,428)
                                                     ----------------    ----------------
  Ending units ...................................          2,168,937             715,334
                                                     ================    ================

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-7
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                 AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares
                  (AIMCapAp2)
                 AIM VIF - Capital Development Fund - Series I Shares
                  (AIMCapDev)
                 AIM VIF - International Growth Fund - Series II Shares
                  (AIMIntGr2)
                   (formerly AIM VIP - International Equity Fund - Series II
                    Shares)
                 AIM VIF - Mid Cap Core Equity Fund - Series I Shares
                  (AIMMidCore)
                 AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the Alliance Variable Products Series Fund,
                Inc. (Alliance VPSF);
                 Alliance VPSF - AllianceBernstein Growth & Income Portfolio -
                  Class B (AlGrIncB)
                 Alliance VPSF - AllianceBernstein International Value Portfolio
                  - Class B (AlIntlValB)
                 Alliance VPSF - AllianceBernstein Premier Growth Portfolio -
                  Class B (AlPremGrB)
                 Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                  Class B (AlSmCapValB)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                 Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                  (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)

               Portfolios of the Federated Insurance Series (Federated IS);
                 Federated IS - American Leaders Fund II - Primary Shares
                  (FedAmLeadS)*
                 Federated IS - American Leaders Fund II - Service Shares
                  (FedAmLeadS)
                 Federated IS - Capital Appreciation Fund II - Service Shares
                  (FedCapApS)
                 Federated IS - Growth Strategies Fund II (FedGrStrat) Federated IS - High Income Bond Fund II - Primary Shares
                  (FedHiInc)*
                 Federated IS - High Income Bond Fund II - Service Shares
                  (FedHiIncS)
                 Federated IS - International Equity Fund II (FedIntEq) Federated IS - Quality Bond Fund II - Primary Shares
                  (FedQualBd)
                 Federated IS - Quality Bond Fund II - Service Shares
                  (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                 Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                  (FidVIPEI)
                 Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                  (FidVIPEIS)
                 Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
                  (FidVIPEI2)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                 Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2
                  (FidVIPGr2)
                 Fidelity(R) VIP - High Income Portfolio - Initial Class
                  (FidVIPHI)
                 Fidelity(R) VIP - High Income Portfolio - Service Class
                  (FidVIPHIS)
                 Fidelity(R) VIP - High Income Portfolio - Service Class 2
                  (FidVIPHI2)
                 Fidelity(R) VIP - Money Market Portfolio - Initial Class
                  (FidVIPMMkt)
                 Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv) Fidelity(R) VIP - Overseas Portfolio - Service Class
                  (FidVIPOvS)
                 Fidelity(R) VIP - Overseas Portfolio - Service Class 2
                  (FidVIPOvS2)
                 Fidelity(R) VIP - Value Portfolio - Service Class (FidVIPVal) Fidelity(R) VIP - Value Portfolio - Service Class 2
                  (FidVIPVal2)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                (Fidelity(R) VIP II);
                 Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                  (FidVIPAM)
                 Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
                  (FidVIPAMS)
                 Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
                  (FidVIPAM2)
                 Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial
                  Class (FidVIPAMGr)
                 Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                  Class (FidVIPAMGrS)
                 Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                  Class 2 (FidVIPAMGrS2)
                 Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                  (FidVIPCon)
                 Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                  (FidVIPConS)
                 Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
                  (FidVIPCon2)
                 Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
                  (FidVIPI500)
                 Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial
                  Class (FidVIPIGBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                Fund III (Fidelity(R) VIP III);
                 Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                  Class (FidVIPAgGrS)
                 Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                  Class 2 (FidVIPAgGr2)
                 Fidelity(R) VIP III - Balanced Portfolio - Initial Class
                  (FidVIPBal)
                 Fidelity(R) VIP III - Balanced Portfolio - Service Class
                  (FidVIPBalS)
                 Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
                  (FidVIPBal2)
                 Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                  Service Class (FidVIPDyCapS)
                 Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                  Service Class 2 (FidVIPDyCap2)
                 Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class
                  (FidVIPGrIn)
                 Fidelity(R) VIP III - Growth & Income Portfolio - Service Class
                  (FidVIPGrInS)
                 Fidelity(R) VIP III - Growth & Income Portfolio - Service
                  Class 2 (FidVIPGrIn2)
                 Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                  Class (FidVIPGrOp)
                 Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                  Class (FidVIPGrOpS)
                 Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                  Class 2 (FidVIPGrOp2)
                 Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
                  (FidVIPMCap)
                 Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
                  (FidVIPMCapS)
                 Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                  (FidVIPMCap2)
                 Fidelity(R) VIP III - Value Strategies Portfolio - Service
                  Class (FidVIPValS)
                 Fidelity(R) VIP III - Value Strategies Portfolio - Service
                  Class 2 (FidVIPValS2)

               Portfolios of the Franklin Templeton Variable Insurance Products
                Trust (Franklin Templeton VIP);
                 Franklin Templeton VIP - Franklin Rising Dividends Securities
                  Fund - Class I (FrVIPRisDiv)
                 Franklin Templeton VIP - Templeton Foreign Securities Fund -
                  Class I (FrVIPForSec)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                GVIT)
               (managed for a fee by an affiliated investment advisor);
                 Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                  (GVITDMidCapI)
                 Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
                  (GVITDMidCap2)
                 Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)

                 Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                 Gartmore GVIT ID Conservative Fund (GVITIDCon)
                 Gartmore GVIT ID Moderate Fund (GVITIDMod)
                 Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)

               Portfolio of the Janus Aspen Series (Janus AS);
                 Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                  Shares (JanRMgLgCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
                (MFS(R) VIT);
                 MFS(R) VIT - Investors Growth Series - Service Class
                 (MFSInvGrS)
                 MFS(R) VIT - Mid Cap Growth Series - Service Class
                  (MFSMidCapGrS)
                 MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS) MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Oppenheimer Variable Annuity;
                 Oppenheimer Capital Appreciation Fund/VA - Service Class
                  (OppCapApS)
                 Oppenheimer Global Securities Fund/VA - Initial Class
                  (OppGlSec)
                 Oppenheimer Global Securities Fund/VA - Service Class
                  (OppGlSecS)
                 Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
                  (formerly Oppenheimer Main Street Growth & Income Fund/VA -
                   Service Class)
                 Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
                  (OppMSSmCap)
                 Oppenheimer Strategic Bond Fund/VA - Service Class
                  (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                 Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro)
                  (formerly Putnam VT Voyager Fund - IB Shares)
                 Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)
                  (formerly Putnam VT International Growth Fund - IB Shares)
                 Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)

               Portfolios of the STI Classic Variable Trust;
                 STI Classic Variable Trust - Growth & Income (STICVTGrInc) STI Classic Variable Trust - International Equity Fund
                  (STICVTInt)
                 STI Classic Variable Trust - Small Cap Value Equity Fund
                  (STICVTSmCapVal)
                 STI Classic Variable Trust Capital Appreciation Fund
                  (STICVTCapAp)
                 STI Classic Variable Trust Mid-Cap Equity Fund (STICVTMidCap) STI Classic Variable Trust Value Income Stock Fund
                  (STICVTValInc)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
                LIT);
                 Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                 Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)

               Portfolios of The Van Kampen Universal Institutional Funds,
                Inc.(Van Kampen UIF);
                 Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
                  (VKCorPlus2)
                 Van Kempen UIF - U.S. Real Estate Portfolio - Class II
                  (VKUSRealEst2)

               Portfolios of the VISION Group of Funds;
                 VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2) VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2) VISION Group of Funds - Managed Allocation Fund - Moderate
                  Growth II (VISModGr2)

               *At December 31, 2003, contract owners have not invested in this fund.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                                                               ALL
                                                                           NATIONWIDE    NATIONWIDE         AMERICAN
               NATIONWIDE VARIABLE ACCOUNT-7 OPTIONS                         CLASSIC       SELECT            ANNUITY
               -------------------------------------                       -----------   -----------        ----------

Variable Account Charges - Recurring ....................................         1.30%         1.40%             0.95%
Reduced Purchase Payment Option .........................................            -             -              0.25%
  Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option ...................................................            -             -              0.15%
CDSC WAIVER OPTIONS:
  Additional (5%) Withdrawal without Charge and Disability ..............            -             -              0.10%
    In addition to standard 10% CDSC-free withdrawal privilege.
  10 Year and Disability Waiver for Tax Sheltered Annuities .............            -             -              0.05%
    CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
  Hardship Waiver for Tax Sheltered Annuities ...........................            -             -              0.15%
    CDSC waived if contract owner experiences hardship (defined under
     IRC Section 401(k)).
DEATH BENEFIT OPTIONS:
  One-Year Enhanced .....................................................            -             -              0.15%/(3)/
    If death before annuitization, benefit will be greatest of (i)
     contract value, (ii) purchase payments less surrenders or (iii)
     highest contract value before 86th birthday less surrenders.
  Greater of One-Year or 5% Enhanced ....................................            -             -              0.20%/(3)/
    If death before annuitization, benefit will be greatest of (i)
     contract value, (ii) purchase payments less surrenders, (iii)
     highest contract value before 86th birthday less surrenders or (iv)
     the 5% interest anniversary value.
  One-Year Step Up ......................................................            -          0.05%/(2)/        0.05%/(4)/
    If death before annuitization, benefit will be greatest of (i)
     contract value, (ii) purchase payments less surrenders or(iii)
     highest contract value before 86th birthday less surrenders.
  5% Enhanced ...........................................................            -          0.10%/(2)/        0.10%/(4)/
    If death before annuitization, benefit will be greater of (i)
     contract value or (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitants 86th birthday less surrenders.
GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:
    Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances(for contracts issued prior to May 1, 2003).
  Option 1 ..............................................................            -             -              0.45%
  Option 2 ..............................................................            -             -              0.30%
Extra Value Option (EV) .................................................            -             -              0.45%
  Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.
Beneficiary Protector Option ............................................            -             -              0.40%
  Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option ........................................            -             -              0.50%
  Provides a return of principle over the elected program period.

Maximum Variable Account Charges(1): ....................................         1.30%         1.55%             3.65%

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

/(2)/ For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.

/(3)/ For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.

/(4)/ For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                                 Total        AIMBValue2         AIMCapAp2         AIMCapDev
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $     2,690,166            21,883             2,006                20
1.00% .............          1,783,136             8,228               205                 -
1.05% .............            379,962             1,342                41                 -
1.10% .............            928,491             6,896             2,406               639
1.15% .............            370,775             3,725             1,390                 -
1.20% .............            146,744             1,464               142                 -
1.25% .............            160,750             2,981             1,000                 -
1.30% .............            990,444             3,038               381                 -
1.35% .............             34,249               269                 5                 -
1.40% .............          9,245,574            36,572             5,550                33
1.45% .............            849,266             2,455               163                 -
1.50% .............            190,915             1,553                20                 -
1.55% .............            960,511            11,761             4,533                22
1.60% .............            538,739            11,425             1,313                 -
1.65% .............            135,920             1,071               370                 -
1.70% .............            118,922             5,075             1,137                 -
1.75% .............            121,589             1,801               814                 -
1.80% .............             69,916               266                65                 -
1.85% .............             97,419             3,538             2,969                 -
1.90% .............              9,471                47               959                 -
1.95% .............             15,370               226                 -                 -
2.00% .............             93,298               237             1,589                 -
2.05% .............             25,664               687                19                 -
2.10% .............             11,964                 8                 4                 -
2.15% .............             13,468                52                 -                 -
2.20% .............              5,463                68                 -                 -
2.25% .............              4,793                 5                 -                 -
2.30% .............                854                 -                 -                 -
2.35% .............                181                16                10                 -
2.40% .............                326                 -                 -                 -
2.45% .............                444                33                 -                 -
2.55% .............                 61                 -                 -                 -
2.70% .............                350                59                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $    19,995,195           126,781            27,091               714
                       ===============   ===============   ===============   ===============

                             AIMIntGr2        AIMMidCore          AIMPreEq         AIMPreEq2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............              4,078               983               709             1,564
1.00% .............                745                 -                 -               264
1.05% .............                 98                 -                 -                 -
1.10% .............                834             2,108               817             2,730
1.15% .............                533                11                 -               293
1.20% .............                 95                62                95                62
1.25% .............                181                 -                 -               114
1.30% .............                352                 -                 -                80
1.35% .............                130                61                42                53
1.40% .............              3,217                33                 -             6,423
1.45% .............                248                 -                 -               245
1.50% .............                  -                 -                 -                89
1.55% .............              1,619               139               244             3,040
1.60% .............              1,241                 -                 -             1,093
1.65% .............                102                 -                 -                76
1.70% .............                 59                 -                 -               142
1.75% .............                 31                71                41               126
1.80% .............                 35                 -                 -               189
1.85% .............                565                 -                 -             1,114
1.90% .............                  -                 -                 -                47
1.95% .............                  -                 -                 -                 -
2.00% .............                  -                 -                 -                 -
2.05% .............                  2                 -                 -                 -
2.10% .............                  2                 -                 -                68
2.15% .............                  -                 -                 -                35
2.20% .............                  -                 -                 -                 -
2.25% .............                  -                 -                 -                 -
2.30% .............                  8                 -                 -                 -
2.35% .............                  -                 -                 -                 6
2.40% .............                  -                 -                 -                 -
2.45% .............                  -                 -                 -                 -
2.55% .............                  -                 -                 -                 -
2.70% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........             14,175             3,468             1,948            17,853
                       ===============   ===============   ===============   ===============

                              AlGrIncB        AlIntlValB         AlPremGrB       AISmCapValB
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $         8,700             9,995             5,145            13,830
1.00% .............              1,694             1,126               542             7,244
1.05% .............                293             1,702               524               881
1.10% .............              8,217             3,726             1,650             7,372
1.15% .............              5,617             2,824             1,044             5,529
1.20% .............              1,253               490                78             1,053
1.25% .............              1,626               206                67             1,451
1.30% .............              1,745               770               468               882
1.35% .............                 44                55                 4               295
1.40% .............             11,958            14,900             6,272            22,357
1.45% .............              1,084               601               640             1,674
1.50% .............                316               481               122               502
1.55% .............              8,685             4,161             3,274            12,892
1.60% .............              5,523             4,826             2,593             3,610
1.65% .............                444               319                84               767
1.70% .............                499               903                51             3,827
1.75% .............              2,417             2,201               826             2,589
1.80% .............                286               273                 5             2,243
1.85% .............              1,743             1,126               625             2,301
1.90% .............                 86                 -                46                 -

                           DrySmCapIxS          DrySRGro          DryStkIx         DryStkIxS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                684                99             3,082               792
1.00% .............                  -                 -                 -               268
1.05% .............                  -                 -                49                 -
1.10% .............              1,916               781             3,611             1,609
1.15% .............                 11                 -                22               246
1.20% .............                 60                 -                92               117
1.25% .............                 65                19                64               408
1.30% .............                  -                 -                 -               295
1.35% .............                106                 -               129               126
1.40% .............                  1                48               249               288
1.45% .............                  -                 -                 -               270
1.50% .............                  1                83                40               224
1.55% .............                 60               340               926               825
1.60% .............                  -                 -                 -               164
1.65% .............                 10                 -                 -               618
1.70% .............                  -                 -                 -               318
1.75% .............                 49                 -                 -               112
1.80% .............                  -                 -                 -                10
1.85% .............                  -                 -                 -                13
1.90% .............                  -                 -                 -                49

Continued
                              AlGrIncB        AlIntlValB         AlPremGrB       AISmCapValB
                       ---------------   ---------------   ---------------   ---------------
1.95% .............                295                13                13               237
2.00% .............                560             2,460                 -             1,138
2.05% .............                775                50                10                25
2.10% .............                 68                10                 2                82
2.15% .............                208               680                 6               589
2.20% .............                  -                 -                92               701
2.25% .............                103                 -                 -                58
2.30% .............                100                 9                16                 -
2.40% .............                  -                60                 -                59
2.45% .............                  -                17                 -                 -
2.70% .............                 60                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $        64,399            53,984            24,199            94,188
                       ===============   ===============   ===============   ===============

Continued
                           DrySmCapIxS          DrySRGro          DryStkIx         DryStklxS
                       ---------------   ---------------   ---------------   ---------------
1.95% .............                  -                 -                 -                 -
2.00% .............                  -                 -                 -                 -
2.05% .............                  -                 -                 -                 -
2.10% .............                  -                 -                 -                 3
2.15% .............                  -                 -                 -                 -
2.20% .............                  -                 -                 -                 -
2.25% .............                  -                 -                 -                82
2.30% .............                  -                 -                 -                 -
2.40% .............                  -                 -                 -                 -
2.45% .............                  -                 -                 -                 -
2.70% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........              2,963             1,370             8,264             6,837
                       ===============   ===============   ===============   ===============

                            FedAmLeadS         FedCapApS        FedGrStrat         FedHiIncS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $         1,794             2,060               844            13,687
1.00% .............                733               661                 -             4,656
1.05% .............                 47                90                 -               264
1.10% .............              1,446             1,246             1,341             9,880
1.15% .............              1,275             1,893                 -             9,221
1.20% .............                 74               110                 6             1,050
1.25% .............                147                 -                 -               995
1.30% .............              1,076               342                 4             1,583
1.35% .............                 74                11                59               153
1.40% .............                932             2,113                 -            27,517
1.45% .............                298               444                 -             4,007
1.50% .............                  -                 -                87               532
1.55% .............              1,720             3,883               106            12,765
1.60% .............                433               844                 -             5,766
1.65% .............                272               132                15               374
1.70% .............                142                15                 -             2,055
1.75% .............                 72               684                 -             1,159
1.80% .............                 66                25                 -               407
1.85% .............                298               419                 -             2,299
1.90% .............                420               414                 -                 -
1.95% .............                  -                 -                 -                 -
2.00% .............                  9                 -                 -             1,040
2.05% .............                209                 -                 -                 -
2.10% .............                  1                 -                 -                 4
2.15% .............                  -                 -                 -                 -
2.20% .............                  -                 -                 -               294
2.25% .............                 19                82                 -                 -
2.30% .............                  -                 -                 -                 1
2.70% .............                 59                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $        11,616            15,468             2,462            99,709
                       ===============   ===============   ===============   ===============

                              FedIntEq         FedQualBd        FedQualBdS          FidVIPEI
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                 86             3,219            17,473                 -
1.00% .............                  -                 -             3,331                 -
1.05% .............                  -                 -               234                 -
1.10% .............                362            12,606            15,109                 -
1.15% .............                 29               306             7,299                 -
1.20% .............                  -               149             2,590                 -
1.25% .............                  -               214             2,349                 -
1.30% .............                  -                 -             2,623            54,659
1.35% .............                  -               183               578                 -
1.40% .............                 53               680            29,791           543,316
1.45% .............                  -                 -             4,295            19,132
1.50% .............                  -                 1               781            11,470
1.55% .............                  -             2,739            31,571                 -
1.60% .............                  -                94             9,947                 -
1.65% .............                  -                 9             1,157                 -
1.70% .............                  -                 -             2,627                 -
1.75% .............                  -                 -               732                 -
1.80% .............                  -                 -             1,106                 -
1.85% .............                  -                 -             2,688                 -
1.90% .............                  -                 -                 1                 -
1.95% .............                  -                 -             1,181                 -
2.00% .............                  -                 -             1,307                 -
2.05% .............                  -                 -               173                 -
2.10% .............                  -                 -                24                 -
2.15% .............                  -                 -               580                 -
2.20% .............                  -                 -                 -                 -
2.25% .............                  -                 -                 -                 -
2.30% .............                  -                 -                 -                 -
2.70% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........                530            20,200           139,547           628,577
                       ===============   ===============   ===============   ===============

                             FidVIPEIS         FidVIPEI2          FidVIPGr         FidVIPGrS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $       141,114            67,999                 -           200,483
1.00% .............            125,829            14,028                 -           189,511
1.05% .............             29,771             2,505                 -            37,670
1.10% .............              8,196            42,908                 -             3,655
1.15% .............                662            22,931                 -             2,095
1.20% .............                369             3,834                 -             1,073
1.25% .............                187            10,313                 -               718
1.30% .............                 78             2,675            72,647               155
1.35% .............                231             1,397                 -                52
1.40% .............              2,146            81,695           636,638             3,980
1.45% .............              4,917            38,291            29,245            11,493
1.50% .............                149             7,943             9,952               719
1.55% .............              2,572            62,183                 -               242
1.60% .............                  -            20,574                 -               252

                             FidVIPGr2          FidVIPHI         FidVIPHIS         FidVIPHI2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............             73,169                 -           110,852            24,474
1.00% .............             26,680                 -            80,483            11,771
1.05% .............              2,514                 -            16,320             1,177
1.10% .............             38,725                 -             1,060            18,618
1.15% .............             11,752                 -               571             7,557
1.20% .............              4,810                 -               372             1,497
1.25% .............              5,205                 -                77             2,516
1.30% .............              1,410            43,032                 -             1,119
1.35% .............              1,705                 -                 -             1,005
1.40% .............             75,219           562,679             2,496            50,413
1.45% .............             55,982            14,562             3,898            27,926
1.50% .............              6,061             6,199               415             6,331
1.55% .............             45,189                 -                 -            21,801
1.60% .............             16,252                 -                 -            13,689

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

Continued
                             FidVIPEIS         FidVIPEI2          FidVIPGr         FidVIPGrS
                       ---------------   ---------------   ---------------   ---------------
1.65% .............                  -             5,175                 -               267
1.70% .............                  -             8,385                 -               193
1.75% .............                107             5,622                 -                 -
1.80% .............                  -             1,475                 -                 -
1.85% .............                  -             2,412                 -                 -
1.90% .............                  -               257                 -                 -
1.95% .............                  -             1,056                 -                 -
2.00% .............                  -             7,661                 -                 -
2.05% .............                  -             1,187                 -                 -
2.10% .............                  -             1,047                 -                 -
2.15% .............                  -               883                 -                 -
2.20% .............                  -                47                 -                 -
2.25% .............                  -                78                 -                 -
2.30% .............                  -                18                 -                 -
2.45% .............                  -                 -                 -                 -
2.55% .............                  -                18                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $       316,328           414,597           748,482           452,558
                       ===============   ===============   ===============   ===============

                             FidVIPGr2          FidVIPHI         FidVIPHIS         FidVIPHI2
                       ---------------   ---------------   ---------------   ---------------
1.65% .............              5,159                 -                 -             5,184
1.70% .............              8,376                 -                 -             2,112
1.75% .............              2,485                 -                 -             1,916
1.80% .............                580                 -                 -               426
1.85% .............                380                 -                 -               489
1.90% .............              1,262                 -                 -                26
1.95% .............                  -                 -                 -               387
2.00% .............              1,539                 -                 -               441
2.05% .............                640                 -                 -                 -
2.10% .............                  -                 -                 -               803
2.15% .............                  -                 -                 -                 -
2.20% .............                  -                 -                 -               220
2.25% .............                184                 -                 -                78
2.30% .............                 17                 -                 -                 -
2.45% .............                 33                 -                 -                 -
2.55% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........            385,328           626,472           216,544           201,976
                       ===============   ===============   ===============   ===============

                            FidVIPMMkt          FidVIPOv         FidVIPOvS        FidVIPOvS2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $       103,497                 -            53,998            18,327
1.00% .............             91,619                 -            40,059             8,116
1.05% .............             23,238                 -             9,013               418
1.10% .............              8,878                 -             1,364             7,520
1.15% .............              1,831                 -               309             1,105
1.20% .............              4,959                 -               287             1,266
1.25% .............              1,386                 -               257               526
1.30% .............             40,896            42,666                25               269
1.35% .............                  -                 -                 -               156
1.40% .............            502,312           351,825             1,957           120,100
1.45% .............             55,196             4,787             5,477            17,448
1.50% .............             12,534             2,674               103             1,855
1.55% .............             33,865                 -               193             7,815
1.60% .............              8,294                 -               199             4,022
1.65% .............              3,509                 -                 -             1,181
1.70% .............              3,367                 -                85               632
1.75% .............              2,290                 -                 -               958
1.80% .............                112                 -                 -               131
1.85% .............                210                 -                 -                10
1.90% .............                  -                 -                 -               203
1.95% .............                699                 -                 -               452
2.00% .............                  -                 -                 -               106
2.10% .............                  -                 -                 -               323
2.15% .............                  -                 -                 -               170
2.25% .............                  -                 -                 -                57
2.30% .............                  -                 -                 -                86
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $       898,692           401,952           113,326           193,252
                       ===============   ===============   ===============   ===============

                             FidVIPVal        FidVIPVal2          FidVIPAM         FidVIPAMS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............              2,727             2,142                 -            37,413
1.00% .............              2,749               305                 -            27,384
1.05% .............                 40               190                 -             8,218
1.10% .............                 11             1,703                 -                 -
1.15% .............                  -             1,518                 -                 -
1.20% .............                  -                84                 -               232
1.25% .............                  -               265                 -               345
1.30% .............                  -                 -             9,602                 -
1.35% .............                  -                84                 -                 -
1.40% .............                  -             4,686           124,115               179
1.45% .............                  -               663             6,229             2,393
1.50% .............                  -             1,954             2,331                62
1.55% .............                  -             4,167                 -                 -
1.60% .............                  -               186                 -                 -
1.65% .............                  -               162                 -                 -
1.70% .............                  -                35                 -                 -
1.75% .............                  -                 -                 -                 -
1.80% .............                  -                26                 -                 -
1.85% .............                  -                32                 -                 -
1.90% .............                  -                 -                 -                 -
1.95% .............                  -                 7                 -                 -
2.00% .............                  -                 -                 -                 -
2.10% .............                  -                 -                 -                 -
2.15% .............                  -                 -                 -                 -
2.25% .............                  -                 -                 -                 -
2.30% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........              5,527            18,209           142,277            76,226
                       ===============   ===============   ===============   ===============

                             FidVIPAM2        FidVIPAMGr       FidVIPAMGrS      FidVIPAMGrS2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $         8,018                 -            20,011             5,870
1.00% .............              5,853                 -            20,053             1,150
1.05% .............                 52                 -             2,864               217
1.10% .............              4,453                 -               338             2,349
1.15% .............              2,172                 -                 -               252
1.20% .............                717                 -               352               342
1.25% .............              1,875                 -                11               523
1.30% .............                210             6,015                 6               212
1.35% .............                  -                 -                 -                44
1.40% .............             11,990            79,520               499             8,057

                             FidVIPCon        FidVIPConS        FidVIPCon2        FidVIPI500
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                  -           184,849            57,343           195,578
1.00% .............                  -           164,197            20,884           144,143
1.05% .............                  -            36,537             2,701            31,671
1.10% .............                  -             5,474            23,200            26,759
1.15% .............                  -               650            12,281             3,551
1.20% .............                  -             1,058             5,818             6,592
1.25% .............                  -               224             7,314             2,117
1.30% .............             89,987               103             4,472            65,351
1.35% .............                  -               112             1,030             1,293
1.40% .............            754,515             3,294            69,745           509,300

(Continued)
                             FidVIPAM2        FidVIPAMGr       FidVIPAMGrS      FidVIPAMGrS2
                       ---------------   ---------------   ---------------   ---------------
1.45% .............             10,254             2,317                 -            14,834
1.50% .............              2,404             1,170                52               727
1.55% .............              6,451                 -                 -             5,710
1.60% .............              3,335                 -                 -             3,186
1.65% .............                159                 -                73               237
1.70% .............              4,138                 -                 -               112
1.75% .............              1,316                 -                 -                66
1.80% .............                  -                 -                 -                 -
1.85% .............                 60                 -                 -                57
1.90% .............                  -                 -                 -                 -
1.95% .............                  -                 -                 -                 -
2.00% .............                  -                 -                 -                59
2.05% .............                 38                 -                 -                 -
2.10% .............                  -                 -                 -                 -
2.15% .............                  -                 -                 -                 -
2.20% .............                  -                 -                 -                 -
2.25% .............                  -                 -                 -                 -
2.30% .............                  -                 -                 -                 -
2.40% .............                  -                 -                 -                 -
2.70% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $        63,495            89,022            44,259            44,004
                       ===============   ===============   ===============   ===============

                             FidVIPCon        FidVIPConS        FidVIPCon2        FidVIPI500
                       ---------------   ---------------   ---------------   ---------------
1.45% .............             22,460            10,503            50,931            63,312
1.50% .............              6,679               698             7,509            12,396
1.55% .............                  -               390            53,283            32,192
1.60% .............                  -                79            22,151             3,438
1.65% .............                  -               239             3,571             3,801
1.70% .............                  -                51             5,840             2,042
1.75% .............                  -                 -             3,945               113
1.80% .............                  -                 -             4,622               342
1.85% .............                  -                39             2,581                49
1.90% .............                  -                 -               123                 -
1.95% .............                  -                 -             1,045                47
2.00% .............                  -                 -             4,119               118
2.05% .............                  -                 -             1,014                58
2.10% .............                  -                 -               979             1,300
2.15% .............                  -                 -             1,400                 -
2.20% .............                  -                 -               562                 -
2.25% .............                  -                 -               328                 -
2.30% .............                  -                 -                 1                 -
2.40% .............                  -                 -                56                 -
2.70% .............                  -                 -                58                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........            873,641           408,497           368,906         1,105,563
                       ===============   ===============   ===============   ===============

                            FidVIPIGBd       FidVIPAgGrS       FidVIPAgGr2         FidVIPBal
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $       184,641             1,035             3,236                 -
1.00% .............            121,708               697               431                 -
1.05% .............             42,221                 -                 -                 -
1.10% .............             36,089                 -             2,050                 -
1.15% .............              9,145                 -             1,397                 -
1.20% .............              3,179                 -               388                 -
1.25% .............              3,186                 -               189                 -
1.30% .............             52,756                 -               272            83,517
1.35% .............              1,403                 -                61                 -
1.40% .............            683,056                62             8,073           734,152
1.45% .............             56,479                 -               852             5,276
1.50% .............             20,498                 -                71             2,028
1.55% .............             35,244                 -             5,219                 -
1.60% .............              5,427                 -             1,098                 -
1.65% .............              3,479                 -               199                 -
1.70% .............              7,285                 -               399                 -
1.75% .............                419                 -                69                 -
1.80% .............                608                 -               155                 -
1.85% .............                104                 -               510                 -
1.90% .............                 15                 -                 -                 -
1.95% .............                108                 -               347                 -
2.00% .............                  -                 -                44                 -
2.10% .............                  -                 -               391                 -
2.15% .............                  -                 -               166                 -
2.25% .............                  -                 -                24                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $     1,267,050             1,794            25,641           824,973
                       ===============   ===============   ===============   ===============

                            FidVIPBalS        FidVIPBal2      FidVIPDyCapS      FidVIPDyCap2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............             82,921            17,881             5,044             5,742
1.00% .............             76,882            10,546             1,101             1,708
1.05% .............             14,622             1,169                23               340
1.10% .............              1,373             6,432                 -             1,457
1.15% .............                810             1,846                 -             1,952
1.20% .............                153               925                 -               473
1.25% .............                183             2,356                 -               257
1.30% .............                  -                98                 -                27
1.35% .............                  -             1,307                 -                56
1.40% .............              1,556            21,159                38            10,943
1.45% .............              1,009            27,444               147             7,824
1.50% .............                324             1,781                 -               562
1.55% .............                  -            19,572                 -             7,009
1.60% .............                  -            10,334                 -               936
1.65% .............                  -             1,416                 -               834
1.70% .............                111               679                 -             1,068
1.75% .............                  -               970                 -               882
1.80% .............                  -               169                 -                54
1.85% .............                  -                 -                 -               138
1.90% .............                  -               453                 -                36
1.95% .............                  -               599                 -                 -
2.00% .............                  -               741                 -                 -
2.10% .............                  -                38                 -                64
2.15% .............                  -                 -                 -                10
2.25% .............                  -                 -                 -                75
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........            179,944           127,915             6,353            42,447
                       ===============   ===============   ===============   ===============

                            FidVIPGrIn       FidVIPGrInS       FidVIPGrIn2        FidVIPGrOp
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $             -           137,554            30,930                 -
1.00% .............                  -           155,974            23,913                 -
1.05% .............                  -            38,477             1,903                 -
1.10% .............                  -             1,816            12,939                 -
1.15% .............                  -               580             7,662                 -
1.20% .............                  -               567             2,295                 -
1.25% .............                  -               638             5,218                 -
1.30% .............             40,145                38             1,772           221,822
1.35% .............                  -                 -               684                 -
1.40% .............            373,341             3,382            45,461         1,732,399

                           FidVIPGrOpS       FidVIPGrOp2        FidVIPMCap       FidVIPMCapS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............            162,745            16,459                 -            72,205
1.00% .............            153,054            11,843                 -            77,095
1.05% .............             27,900               555                 -            14,581
1.10% .............              2,460             6,149                 -             1,915
1.15% .............              2,027             1,169                 -               308
1.20% .............                759             1,713                 -               278
1.25% .............                367               553                 -               560
1.30% .............                124               157            36,215                23
1.35% ............                   -               170                 -                 -
1.40% .............              5,404            17,419                 -             1,639

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

(Continued)
                            FidVIPGrIn       FidVIPGrInS       FidVIPGrIn2        FidVIPGrOp
                       ---------------   ---------------   ---------------   ---------------
1.45% .............             10,869             6,363            43,397            21,307
1.50% .............              4,698                92             1,555            11,420
1.55% .............                  -                 -            24,322                 -
1.60% .............                  -                 -             7,694                 -
1.65% .............                  -                 -             2,230                 -
1.70% .............                  -               101             2,647                 -
1.75% .............                  -                 -             4,733                 -
1.80% .............                  -                 -               969                 -
1.85% .............                  -                 -               480                 -
1.90% .............                  -                 -             1,532                 -
1.95% .............                  -                 -               508                 -
2.00% .............                  -                 -               652                 -
2.05% .............                  -                 -                67                 -
2.10% .............                  -                 -             1,120                 -
2.15% .............                  -                 -               164                 -
2.25% .............                  -                 -                88                 -
2.45% .............                  -                 -                33                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $       429,053           345,582           224,968         1,986,948
                       ===============   ===============   ===============   ===============

                           FidVIPGrOpS       FidVIPGrOp2        FidVIPMCap       FidVIPMCapS
                       ---------------   ---------------   ---------------   ---------------
1.45% .............              4,501            20,053                 -            11,019
1.50% .............                414             1,083                 -               348
1.55% .............                121             5,138                 -               673
1.60% .............                 26             3,738                 -               385
1.65% .............                 54               673                 -                33
1.70% .............                176             1,239                 -               229
1.75% .............                  -                 4                 -                 -
1.80% .............                  -                52                 -                 -
1.85% .............                  -                 -                 -                 5
1.90% .............                  -                 -                 -                 -
1.95% .............                  -               229                 -                 -
2.00% .............                  -                 -                 -                 -
2.05% .............                  -                 -                 -                 -
2.10% .............                  -               618                 -                 -
2.15% .............                  -                 -                 -                 -
2.25% .............                  -               116                 -                 -
2.45% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........            360,132            89,130            36,215           181,296
                       ===============   ===============   ===============   ===============

                           FidVIPMCap2        FidVIPValS       FidVIPValS2       FrVIPRisDiv
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $        59,410               162             4,927             2,033
1.00% .............             21,383                 -             3,006                 -
1.05% .............              1,153                 -               230                 -
1.10% .............             32,065             1,375             3,453             4,272
1.15% .............             12,813                29             2,231                 1
1.20% .............              4,236                 -               152               102
1.25% .............              5,154                22               641                 -
1.30% .............              1,872                 -             1,019                 6
1.35% .............              1,013                 -                31               168
1.40% .............             91,809                22             8,944               167
1.45% .............             66,094                 -               999                 -
1.50% .............              4,914                 -             1,427                 -
1.55% .............             64,083                 -             4,552               449
1.60% .............             17,860                 -             3,476                 -
1.65% .............              4,458                 -               318                 4
1.70% .............              3,897                 -               451                 -
1.75% .............              3,479                 -               328                43
1.80% .............              1,331                 -                61                 -
1.85% .............              2,375                 -               587                 -
1.90% .............              1,212                 -                70                 -
1.95% .............                360                 -                24                 -
2.00% .............              4,593                 -               303                 -
2.05% .............              1,041                 -                26                 -
2.10% .............                826                 -                14                 -
2.15% .............                381                 -               150                 -
2.20% .............                  -                 -                96                 -
2.25% .............                305                 -                69                 -
2.30% .............                 19                 -                 -                 -
2.40% .............                 34                 -                24                 -
2.45% .............                 17                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $       408,187             1,610            37,609             7,245
                       ===============   ===============   ===============   ===============

                           FrVIPForSec      GVITDMidCapI      GVITDMidCap2      GVITEmMrkts2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                257               317             5,894             2,176
1.00% .............                  -                 -             1,718               405
1.05% .............                  -                 -               256               163
1.10% .............                858               963             2,657               965
1.15% .............                  -                44             2,335               522
1.20% .............                 47                11               347                43
1.25% .............                  -                96               160               140
1.30% .............                  -                 -             1,438               185
1.35% .............                 62                47               546                 7
1.40% .............                  1                76            13,341             3,101
1.45% .............                  -                 -               549               129
1.50% .............                  -                41                26                75
1.55% .............                  1               606             4,245             1,226
1.60% .............                  -                 -             3,944               561
1.65% .............                  -                 -               126                47
1.70% .............                  -                 -               374                10
1.75% .............                  -                82               650                 -
1.80% .............                  -                 -               160                43
1.85% .............                  -                 -               186                20
1.90% .............                  -                 -                 -                13
1.95% .............                  -                 -                 -                 -
2.00% .............                  -                 -               107               991
2.05% .............                  -                 -                 3                51
2.10% .............                  -                 -                42                13
2.15% .............                  -                 -               171                 -
2.20% .............                  -                 -                 -                 -
2.25% .............                  -                 -                99                69
2.30% .............                  -                 -                18                 -
2.40% .............                  -                 -                 -                 -
2.45% .............                  -                 -                16                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........              1,226             2,283            39,408            10,955
                       ===============   ===============   ===============   ===============

                             GVITGvtBd         GVITIDAgg         GVITIDCon         GVITIDMod
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $        71,652             7,320            37,572            83,769
1.00% .............             28,564                15             5,535            19,109
1.05% .............              7,052                 -               657             1,206
1.10% .............             48,176            13,104            46,478           100,440
1.15% .............             15,329             2,968            20,403            63,417
1.20% .............              4,408             3,939            16,585            35,343
1.25% .............              6,678               755             7,881            19,299
1.30% .............              3,805             3,524            10,817            32,066
1.35% .............                878               287             1,828             4,495
1.40% .............             78,261            25,968            36,485           174,384
1.45% .............              8,440             2,651             6,764            16,559
1.50% .............              2,105               473             7,985             1,554
1.55% .............             47,225             4,926            29,749            62,759
1.60% .............             21,563             6,556            23,078           115,709
1.65% .............              3,954               830            22,057            27,337
1.70% .............              3,559             1,065             2,193            12,170
1.75% .............              6,145             1,701            10,637            14,511
1.80% .............              2,649               770             5,145            23,215
1.85% .............              4,825                52             4,956            15,263
1.90% .............                459                67                 1               126
1.95% .............              1,174                 -               224             2,805
2.00% .............             28,421             1,008                 2             8,373
2.05% .............                229             5,274                45             2,612
2.10% .............                193                 -                11               209
2.15% .............                271                 -               629             2,263
2.20% .............                 67                 -                 -                 -
2.25% .............                980                98               343               852
2.30% .............                 74                 -                 1                90
2.35% .............                  -                13                 -                20
2.40% .............                  -                 7                 -                24
2.45% .............                  -                 -                 -                 -
2.55% .............                  -                 -                 -                43
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $       397,136            83,371           298,061           840,022
                       ===============   ===============   ===============   ===============

                          GVITIDModAgg      GVITIDModCon         GVITMyMkt      GVITSmCapGr2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............             42,362            38,263            41,245             5,247
1.00% .............                339            12,846            18,496             3,797
1.05% .............                  -             2,164             6,799               155
1.10% .............             29,322            59,149            26,428             3,264
1.15% .............             13,960            30,047             4,671             1,096
1.20% .............              6,080             5,455             1,690               222
1.25% .............             17,207            14,739             3,428             1,074
1.30% .............              4,808            18,159             2,899               228
1.35% .............              1,652             2,882             1,779                47
1.40% .............             89,226            66,088            96,694             6,039
1.45% .............              6,657            14,434             4,842               545
1.50% .............              1,598             4,625             1,679                 -
1.55% .............             28,161            49,718            53,671             3,388
1.60% .............             39,612            39,397            28,184             1,917
1.65% .............              5,223             9,773             3,006               126
1.70% .............              7,683             1,404             6,308               373
1.75% .............              3,975            10,003             7,668               290
1.80% .............                306               261             1,762               176
1.85% .............              1,097             3,432             7,636             1,116
1.90% .............                144                96                 2                 9
1.95% .............                284                34               254                23
2.00% .............              2,658               692             4,135                62
2.05% .............              2,761             3,859               289                 3
2.10% .............              1,550                 -               599                 2
2.15% .............              1,309               954                 -               180
2.20% .............                  8                 -                 -                 -
2.25% .............                170                19                 -                64
2.30% .............                 93                 2                78                18
2.35% .............                 58                 5                 -                 -
2.40% .............                 62                 -                 -                 -
2.45% .............                  -               115                 -                16
2.55% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........            308,365           388,615           324,242            29,477
                       ===============   ===============   ===============   ===============

                          GVITSmCapVal     GVITSmCapVal2        GVITSmComp       GVITSmComp2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............             $   18             5,857               702             7,182
1.00% .............                  -             2,340                 -             1,697
1.05% .............                  -               795                 -             1,059
1.10% .............                860             1,684             1,148             3,782
1.15% .............                  -               794                 -             1,333
1.20% .............                 27               453                 -               385
1.25% .............                  -               696                 -               249
1.30% .............                  -               418                 -               264
1.35% .............                  -               123                10               115
1.40% .............                222             6,144                29             6,304
1.45% .............                  -               491                 -             1,265
1.50% .............                  -               406                 -                 -
1.55% .............                128             3,047               360             3,793
1.60% .............                  -             3,123                 -             1,990
1.65% .............                  -               446                 1               253
1.70% .............                  -               178                 -               239
1.75% .............                  -             1,621                 -               224
1.80% .............                  -                87                 -               405
1.85% .............                  -             1,285                 -                14
1.90% .............                  -                 9                 -                 -
1.95% .............                  -                24                 -               232
2.00% .............                  -             5,142                 -             1,726
2.05% .............                  -                 3                 -               829
2.10% .............                  -                 1                 -                 -
2.15% .............                  -               757                 -                 -
2.20% .............                  -                97                 -                 -

                           JanRMgLgCap         MFSInvGrS      MFSMidCapGrS       MFSNewDiscS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                 54             4,796             6,009             5,303
1.00% .............                  6               544             1,220               507
1.05% .............                  -               928               267               316
1.10% .............                  -             3,854             5,506             4,797
1.15% .............                  -             4,490             2,008             3,810
1.20% .............                137               145               549               153
1.25% .............                  -             1,138               730               483
1.30% .............                 88             1,384             2,001               519
1.35% .............                  8               117               236               190
1.40% .............                 86             3,258            12,855            12,838
1.45% .............                 46               285             1,899               544
1.50% .............                 15               156               126               380
1.55% .............                  -             4,260             6,864             3,632
1.60% .............                 27             1,252             3,757             1,818
1.65% .............                  -               995             1,093               198
1.70% .............                  -               945               979               666
1.75% .............                  8             1,166             1,142             1,016
1.80% .............                  -             3,195             2,409                48
1.85% .............                  3             2,001             2,061               736
1.90% .............                  -                46                 9                 -
1.95% .............                  -               190               451                 -
2.00% .............                  -                20             1,204             1,653
2.05% .............                  3                59               276               699
2.10% .............                  -               174               190                 -
2.15% .............                  -               765                 -                 -
2.20% .............                  -               548               440                 -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

Continued
                          GVITSmCapVal     GVITSmCapVal2        GVITSmComp       GVITSmComp2
                       ---------------   ---------------   ---------------   ---------------
2.25% .............                  -                68                 -                 -
2.30% .............                  -                20                 -                 -
2.35% .............                  -                 -                 -                 -
2.45% .............                  -                 -                 -                 -
2.70% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $         1,255            36,109             2,250            33,340
                       ===============   ===============   ===============   ===============

                           JanRMgLgCap         MFSInvGrS      MFSMidCapGrS       MFSNewDiscS
                       ---------------   ---------------   ---------------   ---------------
2.25% .............                 19                 -                67                 -
2.30% .............                  -                 1               103                 -
2.35% .............                  -                16                 7                 -
2.45% .............                  -                33                16                16
2.70% .............                  -                 -                 -                60
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........                500            36,761            54,474            40,382
                       ===============   ===============   ===============   ===============

                               MFSValS         OppCapApS          OppGlSec         OppGlSecS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $         4,494            16,210             1,245             9,953
1.00% .............              2,354             1,029                 -             6,216
1.05% .............                442               169                 -               498
1.10% .............              2,985            13,791               621             8,949
1.15% .............              3,857             7,138                 -             7,869
1.20% .............                528             1,226                 3               745
1.25% .............                969             2,647                 -             3,324
1.30% .............              1,238             3,016                 -             1,128
1.35% .............                111               550                 -               205
1.40% .............             10,080            26,012                33            47,603
1.45% .............                397             1,266                 -               832
1.50% .............                300             1,836                 -               908
1.55% .............              6,320            15,997               180             9,379
1.60% .............              6,773            11,011                 -             6,494
1.65% .............                649             1,612                 -             1,372
1.70% .............              1,380             1,134                 -             1,134
1.75% .............              2,737             1,265                77               456
1.80% .............                174             2,997                 -             2,167
1.85% .............              1,476             2,811                 -             3,761
1.90% .............                  8               935                 -                 -
1.95% .............                142               656                 -               720
2.00% .............                340             6,490                 -             1,224
2.05% .............                  1             1,785                 -               288
2.10% .............                132                66                 -               341
2.15% .............                117               171                 -                 -
2.20% .............                 39               644                 -               428
2.25% .............                 22                21                 -                 7
2.35% .............                  -                23                 -                 -
2.45% .............                  -                 -                 -                17
2.70% .............                  -                54                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $        48,065           122,562             2,159           116,018
                       ===============   ===============   ===============   ===============

                            OppHighInc        OppMSFundS        OppMSSmCap       OppStratBdS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............              1,296            15,650             1,188            19,255
1.00% .............                  -             1,775                 -             4,315
1.05% .............                  -               232                 -             1,492
1.10% .............              6,535            12,107             1,055            12,774
1.15% .............                174             8,762                 7             6,691
1.20% .............                  5             2,247                73             1,259
1.25% .............                 32             2,214                 -             1,394
1.30% .............                  -             2,881                 -             3,826
1.35% .............                143               431                 -               584
1.40% .............                 44            26,684                97            31,752
1.45% .............                  -             2,384                 -             2,294
1.50% .............                  3             1,125                 -               993
1.55% .............                 24            17,391                63            16,317
1.60% .............                  -             8,195                 -             7,744
1.65% .............                  9             1,486                92             1,796
1.70% .............                  -             3,324                 -               147
1.75% .............                  -             1,185                 -             2,771
1.80% .............                  -               396                 -             1,603
1.85% .............                  -             4,993                 -             4,292
1.90% .............                  -                 9                 -                 6
1.95% .............                  -                16                 -                 -
2.00% .............                  -               135                 -                 4
2.05% .............                  -               127                 -               142
2.10% .............                  -               238                 -                55
2.15% .............                  -               241                 -                 -
2.20% .............                  -                 -                 -                 -
2.25% .............                  -                19                 -                22
2.35% .............                  -                 -                 -                 -
2.45% .............                  -                33                 -                 -
2.70% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........              8,265           114,280             2,575           121,528
                       ===============   ===============   ===============   ===============

                            PVTDiscGro         PVTGroInc          PVTIntEq       PVTSmCapVal
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $           702               148               320               451
1.00% .............                 40               203                86                 -
1.05% .............                  -                 -                15                 -
1.10% .............              1,890               210             1,768             1,776
1.15% .............                  -                97                 -                 -
1.20% .............                 13                11                 -                 2
1.25% .............                 30                 -                 -                 -
1.30% .............                193               990                 -                 -
1.35% .............                 30                 -                38                85
1.40% .............                 80               462                 -                29
1.45% .............                228                30                 -                 -
1.50% .............                264                 -                 -                 -
1.55% .............                133                 2                37                 -
1.60% .............                 58                 1                 -                 -
1.65% .............                  -                 -                 -                 -
1.70% .............                 16                 -                84                 -

                           STICVTGrInc         STICVTInt    STICVTSmCapVal       STICVTCapAp
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                 51                 1                 1                 -
1.00% .............                  -                 -                 -                 -
1.05% .............                  -                 -                 -                 -
1.10% .............                  -                 -                 -                10
1.15% .............                116                 -                 -                 -
1.20% .............                  -                 -                 -                 -
1.25% .............                  -                 -                 -                 -
1.30% .............                  -                 -                 -                 -
1.35% .............                  -                 -                 -                 -
1.40% .............                  -                 -                 7                 -
1.45% .............                 10                 -                 -               274
1.50% .............                  -                 -                 -                24
1.55% .............                  -                 -                 -                 -
1.60% .............                  -                 -                 -                45
1.65% .............                  -                 -                 -                24
1.70% .............                  -                 -                 -                 -

Continued
                            PVTDiscGro         PVTGroInc          PVTIntEq       PVTSmCapVal
                       ---------------   ---------------   ---------------   ---------------
1.75% .............                 41                44                 -                 -
1.80% .............                  -                 -                 -                 -
1.90% .............                 51                 -                 -                 -
2.05% .............                  4                 -                 -                 -
2.10% .............                  -                12                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $         3,773             2,210             2,348             2,343
                       ===============   ===============   ===============   ===============

                           STICVTGrInc         STICVTInt    STICVTSmCapVal       STICVTCapAp
                       ---------------   ---------------   ---------------   ---------------
1.75% .............                  -                 -                 -                 -
1.80% .............                 31                 -                 -                45
1.90% .............                  -                 -                 -                 -
2.05% .............                  -                 -                 -                 -
2.10% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........                208                 1                 8               422
                       ===============   ===============   ===============   ===============

                          STICVTMidCap      STICVTValInc            VKCom2           VKEmGr2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $             1                 -            15,761             3,362
1.00% .............                  -                 -             4,629             1,003
1.05% .............                  -                 -             1,061               161
1.10% .............                  5                 7             9,705             3,742
1.15% .............                  -               144             5,352             2,948
1.20% .............                  -                 -             1,460             1,230
1.25% .............                  -                 -             4,299             2,018
1.30% .............                 24                 -             3,759             1,189
1.35% .............                  -                 -               200                41
1.40% .............                  -                 -            28,818            18,731
1.45% .............                175               195             2,184               537
1.50% .............                  -                24             2,669             2,014
1.55% .............                  -                 -            11,333             3,762
1.60% .............                 22                30             6,236             2,054
1.65% .............                 12                12             2,972             1,907
1.70% .............                  -                 -             1,645             1,412
1.75% .............                  -                 -             5,070             3,352
1.80% .............                 31                41             3,323             2,199
1.85% .............                  -                 -             2,618             2,543
1.90% .............                  -                 -                17               206
1.95% .............                  -                 -               308                 -
2.00% .............                  -                 -                77               118
2.05% .............                  -                 -               188               113
2.10% .............                  -                 -               228               106
2.15% .............                  -                 -               166                 -
2.20% .............                  -                 -               544               353
2.25% .............                  -                 -                22                18
2.30% .............                  -                 -                 -                81
2.35% .............                  -                 -                 7                 -
2.45% .............                  -                 -                16                33
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $           270               453           114,667            55,233
                       ===============   ===============   ===============   ===============

                            VKCorPlus2      VKUSRealEst2       VISLgCapGr2      VISLgCapVal2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                121               382             2,188             1,358
1.00% .............                  -               496                 -                 -
1.05% .............                  -                22                 -                 -
1.10% .............                 16                91             6,150             6,093
1.15% .............                  6               107                 -                35
1.20% .............                  -                71               106                78
1.25% .............                  -                 -                 -                30
1.30% .............                 56               122                 -                 -
1.35% .............                  1                25               133               229
1.40% .............                 72               290               525               384
1.45% .............                 32                21                 -                 -
1.50% .............                  -                89                 -                85
1.55% .............                 39               381             2,028             4,161
1.60% .............                 34                 8                 -                 1
1.65% .............                  -                 -                 -                20
1.70% .............                  -                 -                 -                 -
1.75% .............                 45                68                 -                 -
1.80% .............                  -                 7                 -                 -
1.85% .............                  -                 -                 -                 -
1.90% .............                  -                 -                 -                 -
1.95% .............                  -                 -                 -                 -
2.00% .............                  -                 -                 -                 -
2.05% .............                  -                 -                 -                 -
2.10% .............                  2                 1                 -                 -
2.15% .............                  -                 -                 -                 -
2.20% .............                  -               215                 -                 -
2.25% .............                  -                63                 -                 -
2.30% .............                  -                 -                 -                 -
2.35% .............                  -                 -                 -                 -
2.45% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........                424             2,459            11,130            12,474
                       ===============   ===============   ===============   ===============

                             VISModGr2
                       ---------------
0.95% .............    $        22,511
1.05% .............                198
1.10% .............             88,418
1.15% .............              7,770
1.20% .............              3,744
1.25% .............              3,970
1.30% .............                328
1.35% .............              1,755
1.40% .............             13,782
1.50% .............                903
1.55% .............             17,465
1.60% .............              2,042
1.65% .............                257
1.75% .............                169
1.80% .............                182
1.85% .............                 26
                       ---------------
  Totals               $       163,520
                       ===============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $188,167,470 and $103,906,221, respectively, and total transfers from the Account to the fixed account were $26,375,821 and $67,091,836, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' equity.

     For contracts with the Extra Value option, the Company contributed $1,348,630 and $1,233,161 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $3,370,173 and $3,436,289 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  FINANCIAL HIGHLIGHTS

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
AIM VIF - Basic Value Fund - Series II Shares
  2003 ..........  0.95% to 2.70%       1,352,155     $ 10.42 to 10.07    $    13,999,545       0.00%      32.03% to  29.67%
  2002 ..........  0.95% to 2.25%         800,468        7.77 to  7.89          6,302,001       0.00%     -22.33% to -21.06%(a)(b)

AIM VIF - Capital Appreciation Fund - Series II Shares
  2003 ..........  0.95% to 2.35%         316,154        9.82 to  9.55          3,077,512       0.00%      27.96% to 26.12%
  2002 ..........  0.95% to 1.85%          91,797        7.60 to  7.67            701,623       0.00%     -24.03% to -23.27%(a)(b)

AIM VIF - Capital Development Fund - Series I Shares
  2003 ..........  0.95% to 1.40%          10,904       10.44 to 10.36            113,560       0.00%      34.07% to  33.45%
  2002 ..........       1.10%               2,639            7.78                  20,535       0.00%           -22.18%     (a)(b)

AIM VIF - International Growth Fund - Series II Shares
  2003 ..........  0.95% to 2.30%         148,422       10.87 to 10.59          1,605,977       0.40%      27.38% to  25.62%
  2002 ..........  0.95% to 1.85%          99,782        8.47 to  8.54            849,893       1.25%     -15.34% to -14.64%(a)(b)

AIM VIF - Mid Cap Core Equity Fund - Series I Shares
  2003 ..........  0.95% to 1.75%          46,999       10.85 to 10.70            508,621       0.00%      26.11% to  25.09%
  2002 ..........  0.95% to 1.35%          18,668        8.58 to  8.60            160,441       0.00%     -14.20% to -14.00%(a)(b)

AIM VIF - Premier Equity Fund - Series I Shares
  2003 ..........  0.95% to 1.75%          35,260       10.17 to  8.48            349,853       0.39%      23.89% to  22.85%
  2002 ..........  0.95% to 1.20%          10,318        8.20 to  8.21             84,658       0.85%     -18.04% to -17.92%(a)(b)

AIM VIF - Premier Equity Fund - Series II Shares
  2003 ..........  0.95% to 2.35%         204,961        9.11 to  8.86          1,852,060       0.30%      23.64% to  21.85%
  2002 ..........  0.95% to 1.85%         104,098        7.30 to  7.36            763,969       0.73%     -27.00% to -26.35%(a)(b)

Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
  2003 ..........  0.95% to 2.70%         742,495       10.56 to 10.21          7,788,932       0.82%      30.93% to  28.61%
  2002 ..........  0.95% to 2.25%         256,388        7.93 to  8.06          2,062,156       0.42%     -20.65% to -19.36%(a)(b)

Alliance VPSF - AllianceBernstein International Value Portfolio - Class B
  2003 ..........  0.95% to 2.45%         465,461       13.45 to 13.07          6,221,573       0.34%      42.58% to  40.47%
  2002 ..........  0.95% to 2.00%         189,416        9.31 to  9.43          1,781,711       0.07%      -6.92% to  -5.67%(a)(b)

Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
  2003 ..........  0.95% to 2.30%         309,330        9.09 to  8.85          2,794,786       0.00%      22.20% to  20.49%
  2002 ..........  0.95% to 1.75%         106,973        7.39 to  7.44            793,895       0.00%     -26.11% to -25.58%(a)(b)

Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
  2003 ..........  0.95% to 2.40%         859,724       12.66 to 12.32         10,816,970       0.49%      39.55% to  37.54%
  2002 ..........  0.95% to 2.00%         504,456        8.96 to  9.07          4,565,109       0.20%     -10.44% to  -9.26%(a)(b)

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2003 ..........  0.95% to 1.75%          45,605       11.21 to 10.26            507,629       0.26%      36.47% to  35.35%
  2002 ..........  0.95% to 1.35%          13,134        8.19 to  8.21            107,755       0.29%     -18.08% to -17.89%(a)(b)

Dreyfus Socially Responsible Growth Fund, Inc., The
  2003 ..........  0.95% to 1.55%          29,343        9.94 to  7.41            260,457       0.17%      24.81% to  24.00%
  2002 ..........  1.10% to 1.25%           5,844        7.95 to  7.96             46,504       0.52%     -20.49% to -20.42%(a)(b)

Dreyfus Stock Index Fund, Inc. - Initial Shares
  2003 ..........  0.95% to 1.55%         129,158       10.78 to  8.79          1,343,041       1.59%      27.15% to  26.36%
  2002 ..........  0.95% to 1.50%          31,338        6.96 to  8.48            263,921       1.03%     -15.56% to -15.21%(a)(b)

                                                                     (Continued)
                                       61

                          NATIONWIDE VARIABLE ACCOUNT-7

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Dreyfus Stock Index Fund, Inc. - Service Shares
  2003 ..........  0.95% to 2.35%         159,827     $ 12.16 to 12.08    $     1,941,207       0.84%      21.60% to  20.50%(a)(b)

Federated IS - American Leaders Fund II - Service Shares
  2003 ..........  0.95% to 2.70%         203,311       10.20 to  9.90          2,062,876       0.47%      26.11% to  23.86%
  2002 ..........  0.95% to 2.25%          27,004        7.99 to  8.09            217,899       0.00%     -20.09% to -19.09%(a)(b)

Federated IS - Capital Appreciation Fund II - Service Shares
  2003 ..........  0.95% to 2.25%         231,866       10.02 to  9.80          2,309,010       0.19%      22.70% to  21.07%
  2002 ..........  0.95% to 1.75%          33,487        8.11 to  8.17            272,762       0.00%     -18.87% to -18.33%(a)(b)

Federated IS - Growth Strategies Fund II
  2003 ..........  0.95% to 1.65%          34,404       11.30 to 11.17            387,498       0.00%      38.75% to  37.78%
  2002 ..........  0.95% to 1.35%          14,512        8.12 to  8.14            118,081       0.00%     -18.78% to -18.59%(a)(b)

Federated IS - High Income Bond Fund II-Service Shares
  2003 ..........  0.95% to 2.10%         989,694       12.02 to 11.76         11,817,284       5.07%      20.64% to  19.30%
  2002 ..........  0.95% to 1.85%         317,116        9.84 to  9.96          3,151,615       0.26%      -1.58% to -0.39%(a)(b)

Federated IS - International Equity Fund II
  2003 ..........  0.95% to 1.40%          14,585       10.13 to 10.05            147,361       0.00%      30.60% to  29.96%
  2002 ..........  0.95% to 1.10%           2,956        7.75 to  7.76             22,912       0.00%     -22.50% to -22.44%(a)(b)

Federated IS - Quality Bond Fund II - Primary Shares
  2003 ..........  0.95% to 1.65%         229,888       10.99 to 11.47          2,540,248       2.81%       3.65% to   2.96%
  2002 ..........  0.95% to 1.40%          68,180       10.58 to 11.19            726,707       0.00%       5.71% to   6.06%(a)(b)

Federated IS - Quality Bond Fund II - Service Shares
  2003 ..........  0.95% to 2.15%       1,371,824       11.08 to 10.87         15,115,571       2.60%       3.45% to   2.23%
  2002 ..........  0.95% to 1.85%         317,535       10.63 to 10.71          3,395,118       0.00%       6.29% to   7.14%(a)(b)

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       3,424,309       15.00 to 12.49         50,582,699       1.77%      28.64% to  28.38%
  2002 ..........  1.30% to 1.50%       3,956,126        9.73 to 11.66         45,514,268       1.88%     -18.19% to -18.03%
  2001 ..........  1.30% to 1.50%       4,706,557       11.90 to 14.23         66,148,100       1.65%      -6.39% to  -6.20%
  2000 ..........  1.30% to 1.50%       4,407,750       12.71 to 15.17         65,993,923       1.69%       6.80% to   7.02%
  1999 ..........  1.30% to 1.50%       5,321,388       11.90 to 14.17         74,615,584       1.40%       4.73% to   4.95%

Fidelity(R) VIP - Equity-Income Portfolio - Service Class
  2003 ..........  0.95% to 1.75%       3,113,981       12.11 to 10.82         37,200,996       1.62%      28.98% to  27.93%
  2002 ..........  0.95% to 1.50%       3,205,774        7.60 to  9.39         29,863,633       1.78%     -18.33% to -17.79%
  2001 ..........  0.95% to 1.50%       3,845,772        9.30 to 11.42         43,655,784       1.63%      -6.52% to  -6.00%
  2000 ..........  0.95% to 1.50%       3,865,570        9.95 to 12.15         46,684,613       1.55%       6.69% to  10.72%(b)
  1999 ..........  0.95% to 1.45%       3,572,262        9.33 to 11.32         40,383,800       1.00%      -6.74% to   5.25%(a)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
  2003 ..........  0.95% to 2.55%       4,300,709       10.79 to  9.30         44,282,602       1.31%      28.79% to  26.70%
  2002 ..........  0.95% to 2.05%       3,060,579        7.41 to  8.38         24,567,597       1.55%     -19.10% to -17.94%
  2001 ..........  0.95% to 2.05%       2,498,838        9.17 to 10.21         24,470,749       0.88%      -7.36% to  -6.13%
  2000 ..........  0.95% to 1.80%         716,904        9.96 to 10.87          7,518,035       0.00%       8.06% to   8.74%(a)(b)

Fidelity(R) VIP - Growth Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       4,218,568       14.02 to 11.95         58,271,608       0.27%      31.12% to  30.86%
  2002 ..........  1.30% to 1.50%       4,940,777        9.13 to 10.69         52,151,808       0.27%     -31.16% to -31.02%
  2001 ..........  1.30% to 1.50%       6,886,634       13.26 to 15.50        105,582,045       0.08%     -18.89% to -18.73%
  2000 ..........  1.30% to 1.50%       8,772,882       16.35 to 19.07        165,334,903       0.11%     -12.31% to -12.13%
  1999 ..........  1.30% to 1.50%       5,918,823       18.65 to 21.70        127,025,604       0.11%      35.38% to  35.65%

Fidelity(R) VIP - Growth Portfolio - Service Class
  2003 ..........  0.95% to 1.70%       4,386,812       11.77 to  8.21         50,646,486       0.19%      31.52% to  30.48%
  2002 ..........  0.95% to 1.65%       4,896,367        5.99 to  8.95         43,021,685       0.15%     -31.48% to -30.86%
  2001 ..........  0.95% to 1.65%       6,382,836        8.72 to 12.95         81,083,471       0.00%     -19.26% to -18.51%
  2000 ..........  0.95% to 1.65%       7,210,692       10.78 to 15.89        112,509,474       0.09%     -13.87% to -11.91%(a)
  1999 ..........  0.95% to 1.60%       5,140,104       12.33 to 18.04         92,221,506       0.07%      23.31% to  35.98%(a)

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Fidelity(R) VIP - Growth Portfolio - Service Class 2
  2003 ..........  0.95% to 2.45%       5,503,924     $  6.25 to  7.47    $    37,423,355       0.11%      31.28% to  29.25%
  2002 ..........  0.95% to 2.05%       5,078,891        4.62 to  6.01         26,394,901       0.15%     -32.10% to -30.96%
  2001 ..........  0.95% to 2.05%       5,230,827        6.77 to  8.76         39,867,391       0.06%     -19.85% to -18.65%
  2000 ..........  0.95% to 1.95%       2,836,389        8.42 to 10.84         26,677,487       0.00%     -15.78% to -15.21%(a)(b)

Fidelity(R) VIP - High Income Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       4,594,500       10.23 to  8.62         46,434,695       6.96%      25.61% to  25.36%
  2002 ..........  1.30% to 1.50%       5,320,080        6.88 to  8.15         42,857,955      11.06%       1.89% to   2.10%
  2001 ..........  1.30% to 1.50%       6,430,955        6.75 to  7.98         50,812,539      14.87%     -13.06% to -12.89%
  2000 ..........  1.30% to 1.50%       8,816,840        7.76 to  9.16         80,112,970       7.92%     -23.63% to -23.48%
  1999 ..........  1.30% to 1.50%      12,082,053       10.16 to 11.97        143,694,787       9.51%       6.53% to   6.75%

Fidelity(R) VIP - High Income Portfolio - Service Class
  2003 ..........  0.95% to 1.50%       2,810,258        8.52 to  8.18         23,909,014       7.08%      25.76% to  25.07%
  2002 ..........  0.95% to 1.50%       2,867,219        6.54 to  7.12         19,402,091      11.30%       2.02% to   2.63%
  2001 ..........  0.95% to 1.50%       3,557,526        6.41 to  6.97         23,468,385      13.90%     -13.33% to -12.74%
  2000 ..........  0.95% to 1.50%       3,992,582        7.38 to  8.03         30,190,276       7.70%     -23.77% to -22.41%(b)
  1999 ..........  0.95% to 1.50%       4,070,551        9.69 to  9.87         40,145,881       6.56%      -3.14% to   7.05%(a)

Fidelity(R) VIP - High Income Portfolio - Service Class 2
  2003 ..........  0.95% to 2.25%       2,404,278        9.02 to  7.85         20,602,230       5.22%      25.55% to  23.99%
  2002 ..........  0.95% to 1.85%       1,469,078        6.33 to  7.18         10,042,551      10.25%       0.93% to   2.32%
  2001 ..........  0.95% to 1.85%       1,355,213        6.28 to  7.02          9,074,924       9.49%     -14.03% to -12.77%
  2000 ..........  0.95% to 1.65%         551,199        7.36 to  8.05          4,280,997       0.00%     -20.02% to -19.53%(a)(b)

Fidelity(R) VIP - Money Market Portfolio - Initial Class
  2003 ..........  0.95% to 1.95%       4,532,670       11.87 to 10.88         54,093,344       1.01%       0.04% to  -0.96%
  2002 ..........  0.95% to 1.75%       7,161,135       10.92 to 12.26         85,645,681       1.71%      -0.28% to   0.73%
  2001 ..........  0.95% to 1.75%       9,148,479       10.93 to 12.21        109,227,617       4.01%       2.13% to   3.15%
  2000 ..........  0.95% to 1.65%       5,501,161       10.70 to 11.88         64,255,177       5.79%       4.56% to   5.33%
  1999 ..........  0.95% to 1.50%       7,052,083       10.27 to 11.32         78,688,252       5.17%       2.66% to   4.17%(a)

Fidelity(R) VIP - Overseas Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       2,717,889       12.55 to 10.59         33,779,679       0.81%      41.51% to  41.22%
  2002 ..........  1.30% to 1.50%       3,295,102        7.50 to  8.87         28,981,568       0.89%     -21.48% to -21.32%
  2001 ..........  1.30% to 1.50%       4,434,023        9.55 to 11.27         49,606,349       5.64%     -22.36% to -22.20%
  2000 ..........  1.30% to 1.50%       5,540,719       12.30 to 14.49         79,759,887       1.60%     -20.32% to -20.16%
  1999 ..........  1.30% to 1.50%       5,705,562       15.44 to 18.15        103,020,700       1.33%      40.49% to  40.77%

Fidelity(R) VIP - Overseas Portfolio - Service Class
  2003 ..........  0.95% to 1.70%       1,338,806       10.44 to  9.45         13,852,488       0.71%      41.85% to  40.74%
  2002 ..........  0.95% to 1.50%       1,459,258        6.34 to  7.36         10,652,687       0.78%     -21.77% to -21.10%
  2001 ..........  0.95% to 1.60%       1,789,118        8.05 to  9.33         16,552,660       5.53%     -22.65% to -22.02%
  2000 ..........  0.95% to 1.60%       2,059,621       10.40 to 11.96         24,456,825       1.36%     -20.44% to -16.44%(b)
  1999 ..........  0.95% to 1.50%       1,375,610       13.08 to 14.94         20,524,133       0.76%      30.76% to  41.11%(a)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2
  2003 ..........  0.95% to 2.30%       1,264,290        7.32 to  8.56         10,016,450       0.44%      41.68% to  39.72%
  2002 ..........  0.95% to 1.95%       1,167,806        5.03 to  6.34          6,583,033       0.84%     -22.36% to -21.21%
  2001 ..........  0.95% to 1.95%       1,274,635        6.45 to  8.09          9,256,296       4.73%     -23.06% to -21.92%
  2000 ..........  0.95% to 1.95%         839,810        8.34 to 10.42          7,920,174       0.00%     -16.56% to -16.00%(a)(b)

Fidelity(R) VIP - Value Portfolio - Service Class
  2003 ..........  0.95% to 1.05%          61,973       10.41 to 10.39            644,929       0.33%      32.80% to  32.67%
  2002 ..........  0.95% to 1.10%          71,212        7.82 to  7.84            558,177       0.12%     -16.70% to -16.57%
  2001 ..........  0.95% to 1.10%          66,001        9.37 to  9.40            620,160       0.20%      -6.28% to  -6.01%(a)(b)

Fidelity(R) VIP - Value Portfolio - Service Class 2
  2003 ..........  0.95% to 1.95%         153,119       10.38 to 10.11          1,573,358       0.33%      32.48% to  31.14%
  2002 ..........  0.95% to 1.95%         176,457        7.71 to  7.83          1,373,675       0.12%     -17.51% to -16.67%
  2001 ..........  0.95% to 1.95%         145,526        9.34 to  9.40          1,364,395       0.20%      -6.57% to  -6.01%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%         770,719     $ 13.67 to 11.82    $    10,386,174       3.65%      16.44% to  16.21%
  2002 ..........  1.30% to 1.50%         871,353       10.17 to 11.74         10,084,620       4.11%     -10.10% to  -9.92%
  2001 ..........  1.30% to 1.50%       1,032,325       11.32 to 13.03         13,288,122       4.42%      -5.54% to  -5.34%
  2000 ..........  1.30% to 1.50%       1,247,384       11.98 to 13.77         16,988,959       3.43%      -5.36% to  -5.17%
  1999 ..........  1.30% to 1.50%       1,371,570       12.66 to 14.52         19,726,587       2.96%       9.43% to   9.65%

Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
  2003 ..........  0.95% to 1.50%         685,066       11.60 to  9.82          7,895,483       3.53%      16.79% to  16.14%
  2002 ..........  0.95% to 1.50%         761,504        8.46 to  9.93          7,520,585       4.17%     -10.22% to  -9.72%
  2001 ..........  0.95% to 1.50%         962,708        9.42 to 11.00         10,538,664       4.21%      -5.69% to  -5.16%
  2000 ..........  0.95% to 1.50%       1,022,687        9.99 to 11.60         11,809,571       3.12%      -5.49% to  -3.21%(b)
  1999 ..........  0.95% to 1.25%         926,710       10.59 to 12.20         11,290,213       1.80%       5.89% to   9.96%(a)

Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
  2003 ..........  0.95% to 2.05%         546,660        9.43 to  9.05          5,227,561       3.38%      16.55% to  15.25%
  2002 ..........  0.95% to 2.05%         584,811        7.86 to  8.45          4,820,661       4.15%     -10.89% to  -9.89%
  2001 ..........  0.95% to 2.05%         718,290        8.82 to  9.42          6,588,726       3.01%      -6.36% to  -5.30%
  2000 ..........  0.95% to 1.50%         322,819        9.45 to 10.00          3,141,410       0.00%      -5.79% to  -5.16%(a)(b)

Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%         533,547       12.64 to 10.70          6,658,925       2.92%      21.73% to  21.49%
  2002 ..........  1.30% to 1.50%         607,643        8.81 to 10.39          6,237,888       3.09%     -16.79% to -16.63%
  2001 ..........  1.30% to 1.50%         805,715       10.59 to 12.46          9,931,127       3.07%      -8.79% to  -8.60%
  2000 ..........  1.30% to 1.50%         951,332       11.61 to 13.63         12,850,645       2.16%     -13.78% to -13.60%
  1999 ..........  1.30% to 1.50%       1,005,749       13.46 to 15.78         15,748,524       2.28%      13.53% to  13.76%

Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class
  2003 ..........  0.95% to 1.65%         461,854       10.41 to  8.85          4,778,009       2.84%      21.98% to  21.13%
  2002 ..........  0.95% to 1.50%         511,396        7.06 to  8.53          4,338,581       2.88%     -16.98% to -16.34%
  2001 ..........  0.95% to 1.50%         642,356        8.48 to 10.20          6,517,623       2.96%      -9.12% to  -8.39%
  2000 ..........  0.95% to 1.50%         780,807        9.31 to 11.14          8,656,675       2.02%     -13.90% to -11.35%(b)
  1999 ..........  0.95% to 1.40%         626,500       10.82 to 12.86          8,038,315       1.30%       8.25% to  14.04%(a)

Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2
  2003 ..........  0.95% to 2.00%         411,988        8.11 to  8.31          3,444,963       2.70%      21.86% to  20.58%
  2002 ..........  0.95% to 1.85%         463,222        6.49 to  7.05          3,184,600       2.75%     -17.56% to -16.63%
  2001 ..........  0.95% to 1.85%         557,576        7.86 to  8.49          4,615,931       2.40%      -9.54% to  -8.48%
  2000 ..........  0.95% to 1.50%         332,937        8.69 to  9.33          3,012,889       0.00%     -13.26% to -12.83%(a)(b)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       4,203,351       16.73 to 14.01         69,483,080       0.46%      26.80% to  26.54%
  2002 ..........  1.30% to 1.50%       4,767,339       11.07 to 13.20         62,231,480       0.93%     -10.71% to -10.53%
  2001 ..........  1.30% to 1.50%       6,221,749       12.40 to 14.75         90,878,389       0.83%     -13.57% to -13.39%
  2000 ..........  1.30% to 1.50%       7,644,417       14.34 to 17.03        128,941,241       0.36%      -8.02% to  -7.83%
  1999 ..........  1.30% to 1.50%       6,829,276       15.59 to 18.48        125,225,537       0.41%      22.39% to  22.64%

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
  2003 ..........  0.95% to 1.85%       3,374,699       14.11 to  9.94         46,777,335       0.35%      27.13% to  25.98%
  2002 ..........  0.95% to 1.85%       3,563,729        7.89 to 11.10         38,984,835       0.79%     -11.10% to -10.29%
  2001 ..........  0.95% to 1.85%       4,223,233        8.87 to 12.37         51,409,430       0.71%     -13.99% to -13.20%
  2000 ..........  0.95% to 1.85%       4,732,884       10.32 to 14.25         66,411,989       0.34%      -8.43% to  -7.60%
  1999 ..........  0.95% to 1.85%       3,671,712       11.27 to 15.42         56,270,546       0.23%      12.67% to  22.97%(a)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
  2003 ..........  0.95% to 2.70%       4,294,206        9.12 to  9.47         40,584,160       0.23%      26.98% to  24.75%
  2002 ..........  0.95% to 2.25%       2,721,894        6.96 to  7.97         20,351,677       0.73%     -12.07% to -10.46%
  2001 ..........  0.95% to 1.95%       2,520,595        7.89 to  8.94         21,192,128       0.61%     -14.39% to -13.31%
  2000 ..........  0.95% to 1.95%       1,456,068        9.19 to 10.37         14,198,053       0.00%      -8.10% to  -7.48%(a)(b)

Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
  2003 ..........  0.95% to 2.05%       8,294,373       11.16 to  7.89        100,019,978       1.46%      27.19% to  25.78%
  2002 ..........  0.95% to 2.05%       9,224,993        6.27 to 11.23         87,694,970       1.46%     -23.95% to -22.99%
  2001 ..........  0.95% to 2.05%      12,613,054        8.24 to 14.63        156,372,138       1.16%     -14.03% to -12.94%
  2000 ..........  0.95% to 1.85%      12,597,944        9.60 to 16.87        183,656,601       1.02%     -10.97% to  -8.77%(b)
  1999 ..........  0.95% to 1.85%      10,298,457       10.78 to 18.84        169,927,163       0.65%       7.84% to  19.37%

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class
  2003 ..........  0.95% to 1.95%       6,033,702     $ 14.12 to 12.56    $    87,046,104       4.37%       4.20% to   3.19%
  2002 ..........  0.95% to 1.85%       7,974,078       12.17 to 14.54        110,984,969       3.72%       8.23% to   9.29%
  2001 ..........  0.95% to 1.85%       7,585,546       11.24 to 13.35         96,862,508       4.69%       6.39% to   7.43%
  2000 ..........  0.95% to 1.50%       5,949,869       10.59 to 12.47         71,344,582       6.46%       9.56% to  10.69%(b)
  1999 ..........  0.95% to 1.50%       6,002,359        9.80 to 11.36         66,064,225       3.71%      -2.53% to  -1.86%(b)

Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class
  2003 ..........  0.95% to 1.40%          25,870        8.67 to  8.54            223,991       0.00%      29.24% to  28.62%
  2002 ..........  0.95% to 1.00%          24,455        6.64 to  6.71            163,905       0.00%     -27.45% to -27.04%
  2001 ..........  0.95% to 1.60%          34,552        9.09 to  9.19            316,794       0.24%      -9.14% to  -8.10%(a)(b)

Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2
  2003 ..........  0.95% to 2.25%         319,322        8.57 to  8.22          2,702,200       0.00%      29.05% to  27.32%
  2002 ..........  0.95% to 1.95%         206,142        6.48 to  6.64          1,357,901       0.00%     -28.24% to -27.32%
  2001 ..........  0.95% to 1.95%         148,920        9.03 to  9.13          1,354,945       0.01%      -9.73% to  -8.66%(a)(b)

Fidelity(R) VIP III - Balanced Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       3,444,593       16.94 to 11.68         57,654,257       2.98%      16.19% to  15.96%
  2002 ..........  1.30% to 1.50%       4,262,434       10.07 to 14.58         61,479,112       3.31%     -10.09% to  -9.91%
  2001 ..........  1.30% to 1.50%       5,526,702       11.20 to 16.18         88,567,556       3.91%      -3.06% to  -2.86%
  2000 ..........  1.30% to 1.50%       6,578,862       11.56 to 16.66        108,586,163       3.38%      -5.73% to  -5.54%
  1999 ..........  1.30% to 1.50%       8,763,242       12.26 to 17.64        153,189,833       2.38%       2.98% to   3.19%

Fidelity(R) VIP III - Balanced Portfolio - Service Class
  2003 ..........  0.95% to 1.70%       1,671,579       11.38 to  9.69         18,897,936       2.76%      16.41% to  15.55%
  2002 ..........  0.95% to 1.50%       1,814,362        7.99 to  9.77         17,626,815       3.16%     -10.33% to  -9.62%
  2001 ..........  0.95% to 1.50%       2,135,354        8.89 to 10.81         22,968,602       3.61%      -3.21% to  -2.66%
  2000 ..........  0.95% to 1.50%       2,312,256        9.18 to 11.11         25,544,792       3.02%      -5.81% to  -3.64%(b)
  1999 ..........  0.95% to 1.45%       2,274,719        9.75 to 11.73         26,616,727       1.44%      -2.49% to   3.44%(a)

Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
  2003 ..........  0.95% to 2.00%       1,107,853        9.80 to  9.00         10,480,979       2.55%      16.30% to  15.09%
  2002 ..........  0.95% to 1.95%       1,143,308        7.79 to  8.42          9,326,361       3.07%     -10.87% to  -9.80%
  2001 ..........  0.95% to 1.95%       1,239,800        8.76 to  9.34         11,239,345       2.30%      -3.87% to  -2.81%
  2000 ..........  0.95% to 1.80%         465,235        9.13 to  9.61          4,365,642       0.00%      -4.52% to  -3.91%(a)(b)

Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class
  2003 ..........  0.95% to 1.45%          97,835        7.03 to  6.73            687,328       0.00%      23.99% to  23.39%
  2002 ..........  0.95% to 1.40%         113,186        5.46 to  5.67            641,374       0.16%      -8.63% to  -8.11%
  2001 ..........  0.95% to 1.40%         125,342        5.97 to  6.17            772,763       0.10%     -29.81% to -29.29%
  2000 ..........  0.95% to 1.00%          62,831        8.51 to  8.73            547,667       0.00%     -12.82% to -12.70%(a)(b)

Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2
  2003 ..........  0.95% to 2.25%         571,779        6.99 to  6.52          3,888,328       0.00%      23.73% to  22.13%
  2002 ..........  0.95% to 1.85%         519,737        5.36 to  5.65          2,870,056       0.18%      -9.55% to  -8.43%
  2001 ..........  0.95% to 1.85%         468,870        5.92 to  6.17          2,838,644       0.10%     -30.28% to -29.29%
  2000 ..........  0.95% to 1.50%         140,556        8.50 to  8.73          1,201,150       0.00%     -14.99% to -12.70%(a)(b)

Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       2,241,345       14.68 to 12.20         32,448,173       1.23%      22.17% to  21.92%
  2002 ..........  1.30% to 1.50%       2,571,965       10.01 to 12.01         30,530,496       1.47%     -17.87% to -17.70%
  2001 ..........  1.30% to 1.50%       3,350,144       12.19 to 14.60         48,279,112       1.39%     -10.12% to  -9.94%
  2000 ..........  1.30% to 1.50%       3,868,257       13.56 to 16.21         61,968,226       1.18%      -5.05% to  -4.86%
  1999 ..........  1.30% to 1.50%       4,343,583       14.28 to 17.04         73,273,279       0.57%       7.53% to   7.75%

Fidelity(R) VIP III - Growth & Income Portfolio - Service Class
  2003 ..........  0.95% to 1.70%       3,186,392       11.65 to  9.11         36,708,432       1.13%      22.43% to  21.51%
  2002 ..........  0.95% to 1.50%       3,561,810        7.01 to  9.51         33,518,982       1.37%     -18.16% to -17.48%
  2001 ..........  0.95% to 1.50%       4,431,368        8.55 to 11.53         50,445,917       1.31%     -10.23% to  -9.72%
  2000 ..........  0.95% to 1.50%       5,015,994        9.52 to 12.77         63,285,340       1.11%      -5.13% to  -2.69%(b)
  1999 ..........  0.95% to 1.50%       4,429,385       10.03 to 13.39         59,046,397       0.34%       0.34% to   8.03%(a)

Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2
  2003 ..........  0.95% to 2.45%       2,256,250        8.92 to  8.11         19,586,061       0.95%      22.27% to  20.43%
  2002 ..........  0.95% to 2.00%       2,031,206        6.74 to  7.29         14,463,378       1.39%     -18.93% to -17.64%
  2001 ..........  0.95% to 1.80%       2,085,900        8.36 to  8.86         18,097,561       1.09%     -11.11% to  -9.88%
  2000 ..........  0.95% to 1.55%       1,190,512        9.44 to  9.83         11,496,342       0.00%      -2.41% to  -1.73%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       9,018,711     $ 16.95 to  8.88    $   149,392,032       0.82%      28.19% to  27.93%
  2002 ..........  1.30% to 1.50%      11,062,424        6.94 to 13.22        143,427,725       1.16%     -23.02% to -22.86%
  2001 ..........  1.30% to 1.50%      15,292,145        9.02 to 17.14        257,389,800       0.40%     -15.71% to -15.54%
  2000 ..........  1.30% to 1.50%      20,319,673       10.70 to 20.30        405,641,733       1.45%     -18.31% to -18.14%
  1999 ..........  1.30% to 1.50%      28,962,630       13.10 to 24.79        707,577,101       1.04%       2.71% to   2.92%

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
  2003 ..........  0.95% to 1.70%       4,718,108        8.51 to  6.84         39,725,388       0.63%      28.43% to  27.45%
  2002 ..........  0.95% to 1.50%       5,326,989        5.23 to  6.62         34,909,704       0.98%     -23.31% to -22.66%
  2001 ..........  0.95% to 1.50%       6,880,064        6.79 to  8.56         58,328,051       0.26%     -16.01% to -15.26%
  2000 ..........  0.95% to 1.50%       8,553,468        8.06 to 10.10         85,665,568       1.31%     -18.41% to -15.47%(b)
  1999 ..........  0.95% to 1.50%       8,482,052        9.88 to 12.32        104,212,302       0.64%      -1.17% to   3.19%(a)

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2
  2003 ..........  0.95% to 2.25%       1,135,191        7.12 to  6.42          7,823,843       0.49%      28.18% to  26.48%
  2002 ..........  0.95% to 1.80%       1,328,408        5.07 to  5.56          7,176,456       0.90%     -23.83% to -22.75%
  2001 ..........  0.95% to 1.80%       1,663,455        6.66 to  7.19         11,651,717       0.34%     -16.69% to -15.46%
  2000 ..........  0.95% to 1.95%       1,140,517        8.07 to  8.51          9,499,059       0.00%     -15.49% to -14.92%(a)(b)

Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
  2003 ..........       1.30%             147,072                22.42          3,297,769       0.41%                 36.84%
  2002 ..........       1.30%             155,616                16.39          2,550,019       1.00%                -11.00%
  2001 ..........       1.30%             157,589                18.41          2,901,358       0.00%                 -4.48%
  2000 ..........       1.30%             155,784                19.27          3,002,511       0.72%                 31.98%
  1999 ..........       1.30%              18,466                14.60            269,661       0.00%                 46.03%(a)(b)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
  2003 ..........  0.95% to 1.85%         950,947       22.70 to 20.08         21,494,305       0.30%      37.21% to  35.96%
  2002 ..........  0.95% to 1.50%       1,047,270       14.96 to 16.55         17,266,663       0.95%     -11.43% to -10.75%
  2001 ..........  0.95% to 1.60%       1,331,713       16.86 to 18.54         24,618,561       0.00%      -5.35% to  -4.29%
  2000 ..........  0.95% to 1.50%       1,451,675       17.71 to 19.37         28,051,236       0.60%      19.84% to  32.27%(a)
  1999 ..........  0.95% to 1.50%         293,080       13.47 to 14.64          4,287,942       0.00%      34.66% to  46.44%(a)(b)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
  2003 ..........  0.95% to 2.45%       2,836,613       13.04 to 19.54         44,434,522       0.21%      36.94% to  34.88%
  2002 ..........  0.95% to 2.05%       2,143,293        9.24 to 15.07         24,940,094       0.87%     -12.23% to -10.88%
  2001 ..........  0.95% to 2.05%       2,002,516       10.49 to 16.99         26,713,881       0.00%      -5.69% to  -4.44%
  2000 ..........  0.95% to 1.95%         972,592       11.10 to 17.86         13,940,815       0.59%      11.04% to  11.79%(a)(b)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
  2003 ..........  0.95% to 1.40%          22,081       12.40 to 11.57            272,822       0.00%      56.29% to  55.59%
  2002 ..........  0.95% to 1.25%           7,968        7.92 to  7.94             63,181       0.00%     -20.78% to -20.64%(a)(b)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
  2003 ..........  0.95% to 2.40%         558,223       11.70 to 11.41          6,494,435       0.00%      55.87% to  53.60%
  2002 ..........  0.95% to 1.95%         108,052        7.43 to  7.51            809,528       0.00%     -25.70% to -24.91%(a)(b)

Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
  2003 ..........  0.95% to 1.75%         103,449       11.06 to 10.91          1,140,788       0.91%      23.69% to  22.70%
  2002 ..........  0.95% to 1.35%          27,539        8.90 to  8.94            245,943       0.00%     -10.95% to -10.62%(a)(b)

Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
  2003 ..........  0.95% to 1.55%          23,502       10.21 to  9.34            239,297       1.52%      31.29% to  30.46%
  2002 ..........  0.95% to 1.35%           5,514        7.76 to  7.77             42,825       0.00%     -22.45% to -22.27%(a)(b)

Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2003 ..........  0.95% to 1.75%          35,096       11.08 to 10.63            385,335       0.46%      33.37% to  32.29%
  2002 ..........  0.95% to 1.50%           8,310        8.06 to  8.31             68,339       0.31%     -17.22% to -16.91%(a)(b)

Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
  2003 ..........  0.95% to 2.45%         562,754       10.53 to 10.25          5,887,850       0.29%      33.02% to  31.00%
  2002 ..........  0.95% to 2.00%         170,381        7.83 to  7.91          1,344,861       0.27%     -21.72% to -20.87%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class II
  2003 ..........  0.95% to 2.25%         119,362       13.18 to 12.85          1,563,181       0.38%      63.10% to  60.97%
  2002 ..........  0.95% to 2.00%          57,258        8.00 to  8.08            461,497       0.19%     -19.96% to -19.21%(a)(b)

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Gartmore GVIT Government Bond Fund - Class I
  2003 ..........  0.95% to 2.30%       2,897,500     $ 10.99 to 11.21    $    32,173,064       3.85%       1.03% to  -0.32%
  2002 ..........  0.95% to 1.85%       1,894,099       10.79 to 11.45         20,858,722       3.72%       7.82% to   8.75%(a)(b)

Gartmore GVIT ID Aggressive Fund
  2003 ..........  0.95% to 2.40%       1,174,265       10.87 to 10.48         12,659,702       1.33%      30.62% to  28.70%
  2002 ..........  0.95% to 1.80%         255,545        8.17 to  8.32          2,116,196       0.77%     -17.63% to -16.79%(a)(b)

Gartmore GVIT ID Conservative Fund
  2003 ..........  0.95% to 2.25%       3,348,427       10.64 to 10.38         35,404,679       2.78%       6.88% to   5.50%
  2002 ..........  0.95% to 1.85%         881,738        9.84 to  9.96          8,755,969       2.20%      -1.62% to  -0.43%(a)(b)

Gartmore GVIT ID Moderate Fund
  2003 ..........  0.95% to 2.55%      10,125,266       10.81 to 10.44        108,655,956       1.99%      18.91% to  17.00%
  2002 ..........  0.95% to 2.10%       2,265,379        8.95 to  9.09         20,515,389       1.47%     -10.15% to  -9.09%(a)(b)

Gartmore GVIT ID Moderately Aggressive Fund
  2003 ..........  0.95% to 2.40%       3,925,388       10.86 to 10.49         42,285,245       1.50%      25.44% to  23.61%
  2002 ..........  0.95% to 2.10%         974,155        8.50 to  8.66          8,409,020       1.15%     -14.43% to -13.41%(a)(b)

Gartmore GVIT ID Moderately Conservative Fund
  2003 ..........  0.95% to 2.45%       4,126,406       10.78 to 10.45         44,183,731       2.47%      12.62% to  10.93%
  2002 ..........  0.95% to 1.85%       1,345,876        9.44 to  9.57         12,841,716       1.92%      -5.43% to  -4.28%(a)(b)

Gartmore GVIT Money Market Fund - Class I
  2003 ..........  0.95% to 2.10%       2,346,235        9.99 to  9.90         23,492,068       0.55%      -0.33% to  -1.48%
  2002 ..........  0.95% to 1.85%       3,211,806        9.94 to 10.20         32,559,252       0.89%      -1.02% to   0.22%(a)(b)

Gartmore GVIT Small Cap Growth Fund - Class II
  2003 ..........  0.95% to 2.45%         366,267        9.53 to  9.25          3,471,151       0.00%      32.79% to  30.74%
  2002 ..........  0.95% to 2.00%         167,244        7.07 to  7.17          1,197,349       0.00%     -29.27% to -28.25%(a)(b)

Gartmore GVIT Small Cap Value Fund - Class I
  2003 ..........  0.95% to 1.65%          23,228       11.93 to 10.55            266,670       0.00%      55.37% to  54.26%
  2002 ..........  0.95% to 1.20%           1,074        6.87 to  7.67              8,098       0.02%     -23.44% to -23.26%(a)(b)

Gartmore GVIT Small Cap Value Fund - Class II
  2003 ..........  0.95% to 2.30%         559,038       11.05 to 10.79          6,135,019       0.00%      54.96% to  52.83%
  2002 ..........  0.95% to 1.85%         112,208        7.07 to  7.13            799,034       0.00%     -29.32% to -28.67%(a)(b)

Gartmore GVIT Small Company Fund - Class I
  2003 ..........  0.95% to 1.65%          39,888       11.50 to 10.66            451,750       0.00%      39.68% to  38.70%
  2002 ..........  0.95% to 1.35%           4,671        8.22 to  8.23             38,430       0.00%     -17.84% to -17.65%(a)(b)

Gartmore GVIT Small Company Fund - Class II
  2003 ..........  0.95% to 2.05%         371,625       11.77 to 11.52          4,351,383       0.00%      39.28% to  37.74%
  2002 ..........  0.95% to 2.00%         135,334        8.37 to  8.45          1,141,193       0.00%     -16.34% to -15.50%(a)(b)

Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
  2003 ..........  0.95% to 2.25%          12,354       12.22 to 12.12            150,570       0.15%      22.24% to  21.21%(a)(b)

MFS(R) VIT - Investors Growth Series - Service Class
  2003 ..........  0.95% to 2.45%         483,758        9.12 to  8.85          4,379,571       0.00%      21.44% to  19.57%
  2002 ..........  0.95% to 2.10%         137,254        7.41 to  7.51          1,026,789       0.00%     -25.95% to -24.90%(a)(b)

MFS(R) VIT - Mid Cap Growth Series - Service Class
  2003 ..........  0.95% to 2.45%         782,319        8.61 to  8.35          6,682,965       0.00%      35.31% to  33.20%
  2002 ..........  0.95% to 2.10%         284,611        6.27 to  6.36          1,804,391       0.00%     -37.29% to -36.35%(a)(b)

MFS(R) VIT - New Discovery Series - Service Class
  2003 ..........  0.95% to 2.70%         516,432        9.57 to  9.24          4,906,118       0.00%      32.16% to  29.79%
  2002 ..........  0.95% to 2.25%         190,543        7.12 to  7.24          1,374,831       0.00%     -28.79% to -27.61%(a)(b)

MFS(R) VIT - Value Series - Service Class
  2003 ..........  0.95% to 2.15%         567,227       10.60 to 10.36          5,972,049       0.13%      23.52% to  22.01%
  2002 ..........  0.95% to 1.95%         221,613        8.50 to  8.58          1,894,709       0.00%     -15.00% to -14.18%(a)(b)

Oppenheimer Capital Appreciation Fund/VA - Service Class
  2003 ..........  0.95% to 2.70%       1,504,622       10.02 to  9.68         14,953,724       0.21%      29.45% to  27.14%
  2002 ..........  0.95% to 2.25%         514,036        7.61 to  7.74          3,964,545       0.01%     -23.87% to -22.62%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Oppenheimer Global Securities Fund/VA - Initial Class
  2003 ..........  0.95% to 1.75%          38,245     $ 11.22 to 10.07    $       423,082       0.25%      41.66% to  40.49%
  2002 ..........  0.95% to 1.10%           5,633        7.91 to  7.92             44,600       0.00%     -20.85% to -20.78%(a)(b)

Oppenheimer Global Securities Fund/VA - Service Class
  2003 ..........  0.95% to 2.45%       1,001,034       11.19 to 10.87         11,125,344       0.77%      41.50% to  39.33%
  2002 ..........  0.95% to 2.10%         462,585        7.80 to  7.91          3,647,480       0.00%     -22.01% to -20.93%(a)(b)

Oppenheimer High Income Fund/VA - Initial Class
  2003 ..........  0.95% to 1.65%         112,870       11.83 to 11.70          1,332,616       3.41%       22.78% to 21.97%
  2002 ..........  0.95% to 1.35%          21,980        9.61 to  9.64            211,638       0.00%       -3.86% to -3.63%(a)(b)

Oppenheimer Main Street(R) Fund/VA - Service Class
  2003 ..........  0.95% to 2.45%       1,412,782       10.24 to  9.95         14,373,700       0.56%      25.24% to  23.32%
  2002 ..........  0.95% to 2.10%         443,060        8.07 to  8.18          3,613,964       0.01%     -19.31% to -18.20%(a)(b)

Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
  2003 ..........  0.95% to 1.65%          39,780       11.96 to 11.82            474,752       0.00%      42.99% to  42.00%
  2002 ..........  0.95% to 1.20%           7,916        8.35 to  8.36             66,169       0.00%     -16.48% to -16.36%(a)(b)

Oppenheimer Strategic Bond Fund/VA - Service Class
  2003 ..........  0.95% to 2.10%       1,241,682       12.21 to 11.96         15,070,705       3.80%      16.05% to  14.76%
  2002 ..........  0.95% to 1.85%         393,065       10.40 to 10.52          4,126,784       0.08%       4.00% to   5.24%(a)(b)

Putnam VT Discovery Growth Fund - IB Shares
  2003 ..........  0.95% to 2.05%          72,604       10.17 to  9.99            735,625       0.14%      23.72% to  22.34%
  2002 ..........  0.95% to 1.50%          14,682        8.20 to  8.22            120,649       0.00%     -18.03% to -17.77%(a)(b)

Putnam VT Growth & Income Fund - IB Shares
  2003 ..........  0.95% to 2.10%          43,738       12.35 to 11.95            537,504       0.00%      23.46% to  22.55%(a)(b)

Putnam VT International Equity Fund - IB Shares
  2003 ..........  0.95% to 1.70%          32,137       10.35 to 10.22            331,951       0.64%      27.31% to  26.31%
  2002 ..........  0.95% to 1.35%          10,482        8.11 to  8.13             85,177       0.00%     -18.86% to -18.67%(a)(b)

Putnam VT Small Cap Value - IB Shares
  2003 ..........  0.95% to 1.40%          28,092       11.51 to 11.42            322,508       0.30%      48.23% to  47.54%
  2002 ..........  0.95% to 1.35%          12,608        7.74 to  7.76             97,793       0.00%     -22.56% to -22.38%(a)(b)

STI Classic Variable Trust - Growth & Income Fund
  2003 ..........  0.95% to 1.80%           5,829       13.25 to 13.11             77,021       0.64%      25.29% to  24.21%

STI Classic Variable Trust - International Equity Fund
  2003 ..........           0.95%              78                14.32              1,117       0.00%                 36.01%

STI Classic Variable Trust - Small Cap Value Equity Fund
  2003 ..........  0.95% to 1.40%           1,520       14.81 to 14.74             22,410       0.01%      37.12% to  36.60%

STI Classic Variable Trust Capital Appreciation Fund
  2003 ..........  1.45% to 1.80%          12,594       11.82 to 11.77            148,676       0.00%      16.73% to  16.32%

STI Classic Variable Trust Mid-Cap Equity Fund
  2003 ..........  0.95% to 1.80%           7,474       13.22 to 13.08             98,167       0.74%      28.49% to  27.39%

STI Classic Variable Trust Value Income Stock Fund
  2003 ..........  1.15% to 1.80%          10,956       13.22 to 13.12            144,387       1.03%      21.70% to  20.91%

Van Kampen LIT - Comstock Portfolio - Class II
  2003 ..........  0.95% to 2.45%       1,350,669       10.45 to 10.15         14,017,694       0.55%      29.53% to  27.56%
  2002 ..........  0.95% to 2.10%         555,025        7.96 to 8.07          4,464,450       0.01%      -20.44% to -19.33%(a)(b)

Van Kampen LIT - Emerging Growth Portfolio-Class II
  2003 ..........  0.95% to 2.45%         688,105        8.81 to 8.55          6,015,661       0.00%       25.83% to  23.87%
  2002 ..........  0.95% to 2.10%         261,630        6.91 to 7.01          1,825,726       0.00%      -30.94% to -29.95%(a)(b)

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
  2003 ..........  0.95% to 2.10%          19,930       10.15 to 10.07            201,875       0.00%       1.51% to   0.73%(a)(b)

Van Kampen UIF - U.S. Real Estate Portfolio - Class II
  2003 ..........  0.95% to 2.25%          64,808       12.81 to 13.42            846,144       0.00%      28.14% to  27.09%(a)(b)

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
VISION Group of Funds - Large Cap Growth Fund II
  2003 ..........  0.95% to 1.65%         171,147     $  9.65 to  9.54    $     1,647,299       0.11%      16.23% to  15.39%
  2002 ..........  0.95% to 1.35%          56,581        8.27 to  8.30            469,174       0.00%     -17.28% to -16.96%(a)(b)

VISION Group of Funds - Large Cap Value Fund II
  2003 ..........  0.95% to 1.65%         164,487       10.53 to 10.40          1,724,915       0.94%      32.18% to  31.24%
  2002 ..........  0.95% to 1.35%          65,516        7.93 to  7.97            520,862       0.21%     -20.67% to -20.35%(a)(b)

VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
  2003 ..........  0.95% to 1.85%       2,168,937       10.77 to 10.61         23,287,184       0.97%      16.17% to  15.13%
  2002 ..........  0.95% to 1.55%         715,334        9.22 to  9.27          6,621,646       0.23%      -7.75% to  -7.31%(a)(b)
                                                                          ---------------

2003 Reserves for annuity contracts in payout phase: .................            342,070
                                                                          ---------------
2003 Contract owners' equity .........................................    $ 1,862,484,350
                                                                          ===============
2002 Reserves for annuity contracts in payout phase: .................            390,249
                                                                          ---------------
2002 Contract owners' equity .........................................    $ 1,361,352,650
                                                                          ===============
2001 Reserves for annuity contracts in payout phase: .................            372,928
                                                                          ---------------
2001 Contract owners' equity .........................................    $ 1,725,843,186
                                                                          ===============
2000 Reserves for annuity contracts in payout phase: .................            553,897
                                                                          ---------------
2000 Contract owners' equity .........................................    $ 2,060,057,497
                                                                          ===============
1999 Reserves for annuity contracts in payout phase: .................            404,434
                                                                          ---------------
1999 Contract owners' equity .........................................    $ 2,321,489,033
                                                                          ===============

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account-7:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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